Registration No. 333-213073
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
PRE-EFFECTIVE AMENDMENT NO. _____
POST-EFFECTIVE AMENDMENT NO. ____
Davis Select U.S. Equity ETF
An authorized series of
Davis Fundamental ETF Trust
(Exact Name of Registrant as Specified in Charter)
2949 E. Elvira Suite 101
Tucson, AZ 85756
(Address of Principal Executive Offices)
(520) 434-3793
(Registrant’s Telephone Number)
Agents for Service:
Lisa Cohen
Davis Selected Advisers, L.P.
2949 E. Elvira Road, Suite 101
Tucson, Arizona 85756
520-434-3793
-or-
Richard Cutshall
Greenberg Traurig, LLP
1144 15th Street
Suite 3300
Denver, Colorado 80202
Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.
It is proposed that this filing will become effective on October 30, 2026, pursuant to Rule 488.

Davis Research Fund
An authorized series of
Davis New York Venture Fund, Inc.
2949 E. Elvira Road, Suite 101
Tucson, AZ 85756
1-800-279-0279
NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
To the Shareholders of Davis Research Fund:
NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the “Meeting”) of Davis Research Fund will be held on November 10, 2026, at 8:00 a.m. Eastern time (ET). The purpose of the Meeting is to consider and act upon the following proposal and to transact such other business as may properly come before the Meeting or any adjournments thereof.
(1)
To approve an Agreement and Plan of Reorganization providing for the reorganization of Davis Research Fund into Davis Select U.S. Equity ETF.
The Board of Directors has fixed the close of business on October 9, 2026, as the record date for the determination of the shareholders of Davis Research Fund entitled to notice of, and to vote at, such Meeting and any adjournments thereof.
By order of the Board of Directors of Davis New York Venture Fund, Inc.,
LISA COHEN
Secretary, Chief Legal Officer, and Vice President
October 30, 2026

Your vote is important – please vote your shares promptly.
The Meeting will be held in a virtual format only. Shareholders are invited to attend the Meeting by means of remote audio communication. You will not be able to attend the Meeting in person. To participate in the Meeting, you must confirm with Lisa Cohen by email (at the email address listed on the proxy card) that you will attend. Requests to attend must be received no later than 5:00 p.m. ET on November 9, 2026. Once your request is approved, you will receive an email from Lisa Cohen confirming your approval with dial-in information to attend the Meeting.
Questions from shareholders to be considered at a Meeting must be submitted no later than 8:00 a.m. ET on Monday, November 9, 2026, by email to Lisa Cohen.
You may vote during the Meeting by emailing Lisa Cohen with your vote (following the instructions on the proxy card).
Any shareholder who does not expect to virtually attend the Meeting is urged to vote by calling Lisa Cohen by telephone, by sending Lisa Cohen an email using the voting instructions on the enclosed proxy card, or by indicating voting instructions on the enclosed proxy card, dating and signing it, and returning it in the envelope provided, which needs no postage if mailed in the United States. In order to avoid unnecessary expense, we ask for your cooperation in responding promptly, no matter how large or small your holdings may be.

INSTRUCTIONS FOR EXECUTING PROXY CARD
The following general rules for executing proxy cards may be of assistance to you and help avoid the time and expense involved in validating your vote if you fail to execute your proxy card properly.
1.
Individual Accounts: Your name should be signed exactly as it appears in the registration on the proxy card.
2.
Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to a name shown in the registration.
3.
All other accounts should show the capacity of the individual signing. This can be shown either in the form of the account registration itself or by the individual executing the proxy card. For example:
		REGISTRATION	VALID SIGNATURE
A.	1)	ABC Corp.	John Smith, Treasurer
	2)	ABC Corp. c/o John Smith, Treasurer	John Smith, Treasurer
B.	1)	ABC Corp. Profit Sharing Plan	Ann B. Collins, Trustee
	2)	ABC Trust	Ann B. Collins, Trustee
	3)	Ann B. Collins, Trustee u/t/d 12/28/78	Ann B. Collins, Trustee
C.	1)	Anthony B. Craft, Cust. f/b/o Anthony B. Craft, Jr. UGMA	Anthony B. Craft
INSTRUCTIONS FOR VOTING BY TELEPHONE, THROUGH EMAIL, OR BY MAIL
1.
Read the proxy statement and have your proxy card handy.
2.
By telephone: Call Lisa Cohen at the phone number listed on your proxy card. Read Lisa Cohen the number found in the box on the front of your proxy card, in addition to indicating how you would like to vote; Through email: Email Lisa Cohen at the email address listed on your proxy card. Type into the email the number found in the box on the front of your proxy card and indicate how you would like to vote; By mail: Submit the proxy card by mail to 2949 E. Elvira Road, Suite 101, Tucson AZ 85756, Attn: Lisa Cohen.
3.
Follow all instructions on your proxy card to cast your vote up until the following times: By telephone: 5 p.m. ET on November 9, 2026; Through email: Prior to the conclusion of the Meeting on November 10, 2026; By mail: Must be received by Lisa Cohen by 11:59 p.m. ET on November 9, 2026.

DAVIS RESEARCH FUND
A SERIES OF DAVIS NEW YORK VENTURE FUND, INC.
DAVIS SELECT U.S. EQUITY ETF
A SERIES OF DAVIS FUNDAMENTAL ETF TRUST
2949 E. Elvira Road, Suite 101
Tucson, AZ 85756
Davis Funds: 1-800-279-0279
Davis ETFs: 1-800-279-0279
PROXY STATEMENT AND PROSPECTUS
October 9, 2026
This combined Proxy Statement and Prospectus (collectively referred to as the “Proxy Statement”) is furnished to shareholders of Davis Research Fund (the “Acquired Fund”), a series of Davis New York Venture Fund, Inc., in connection with a solicitation of proxies made by, and on behalf of, the Board of Directors of Davis New York Venture Fund, Inc. to be used at the Special Meeting of Shareholders of the Acquired Fund and at any adjournments thereof (the “Meeting”). The Board of Directors of Davis New York Venture Fund, Inc. has determined that the Meeting will be held in virtual format only. You will not be able to attend the Meeting in person. This Proxy Statement and the accompanying proxy card are first being mailed on or about October 30, 2026.
As more fully described in the Proxy Statement, shareholders of the Acquired Fund are being asked to consider and vote on an Agreement and Plan of Reorganization (the “Agreement”) relating to the proposed acquisition of Davis Research Fund by Davis Select U.S. Equity ETF (the “Acquiring Fund” and together with the Acquired Fund, the “Funds”), an existing exchange traded fund that is a series of Davis Fundamental ETF Trust. The transaction contemplated by the Agreement is referred to as the “Reorganization.” When the Reorganization occurs, each shareholder of Davis Research Fund will become a shareholder of Davis Select U.S. Equity ETF. Davis Research Fund will transfer all of its assets to Davis Select U.S. Equity ETF in exchange solely for shares of beneficial interest of Davis Select U.S. Equity ETF and the assumption by Davis Select U.S. Equity ETF of Davis Research Fund’s liabilities in complete liquidation of Davis Research Fund. The total value of your fund holdings will not change as a result of the Reorganization. Subject to shareholder approval, the Reorganization is currently scheduled to take place as of the close of business of the New York Stock Exchange (the NYSE) on November 13, 2026, or such other time and date as the parties may agree (the Closing Date).
Davis Select U.S. Equity ETF is a series of Davis Fundamental ETF Trust, an open-end management investment company registered with the Securities and Exchange Commission (the “SEC”). The Acquiring Fund, like the Acquired Fund, seeks long-term growth of capital (with the Acquiring Fund also seeking capital preservation). By prospectus, Davis Select U.S. Equity ETF’s portfolio principally is invested in common stocks issued by large companies with market capitalizations of at least $10 billion. Under normal market conditions, Davis Select U.S. Equity ETF will invest at least 80% of its net assets plus any borrowings for investment purposes in equity securities issued by U.S. companies. Davis Select U.S. Equity ETF is non-diversified and, therefore, is allowed to focus its investments in fewer companies than a fund that is required to diversify its portfolio. Davis Select U.S. Equity ETF portfolio generally contains between 15 and 35 companies, although the precise number of its investments will vary over time. Davis Select U.S. Equity ETF may invest a portion of its assets in financial services companies. Davis Select U.S. Equity ETF may also invest in mid- and small-capitalization companies, which Davis Select U.S. Equity ETF considers to be those companies with less than $10 billion in market capitalization. Davis Select U.S. Equity ETF may invest up to 20% of net assets in non-U.S. companies. These non-U.S. company investments may include European Depositary Receipts (“EDRs”), American Depositary Receipts (“ADRs”), and Global Depositary Receipts (“GDRs” and together with EDRs and ADRs, “Depositary Receipts”). Depositary Receipts are receipts that represent ownership of shares of a non-U.S. issuer held in trust by a bank or similar financial institution.
By prospectus, Davis Research Fund’s portfolio principally is invested in equity securities (typically common stocks, but may also include preferred stocks, Depositary Receipts, convertible bonds, and other forms of equity securities) issued by medium-and large-capitalization companies. Davis Research Fund considers companies with market capitalizations between $3 billion and $10 billion to be medium-capitalization companies and companies with market capitalizations of at least $10 billion to be large-capitalization companies. Davis Research Fund has the flexibility to invest in foreign securities. The principal risks of both Funds are similar, as shown in the section titled “Comparison of Principal Risk Factors” below.
The principal business address of Davis Selected Advisers, L.P., each Fund’s investment adviser, and Davis Selected Advisers–NY, Inc., each Fund’s sub-adviser and a wholly owned subsidiary of Davis Selected Advisers, L.P., is 3600 E. Hemisphere Loop, Tucson, Arizona 85706. The principal business address of Davis Distributors, LLC, Davis Research Fund’s principal underwriter and distributor, is 3600 E. Hemisphere Loop, Tucson, Arizona 85706. The principal business address of Foreside Fund Services, LLC, Davis Select U.S. Equity ETF’s principal underwriter and distributor, is 3 Canal Plaza, Suite 100, Portland, Maine 04101.
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
This solicitation is being made primarily by the mailing of this Proxy Statement and the accompanying proxy card on or about October 30, 2026. For more detailed information about the solicitation with respect to the proposal, please refer to the “Voting Information” section of this Proxy Statement. The Proxy Statement sets forth concisely the information about the Reorganization and the Acquiring Fund that shareholders should know before voting on the proposed Reorganization. Please read it carefully and keep it for future reference.
The following documents have been filed with the SEC and are incorporated into this Proxy Statement by reference, which means they are part of this Proxy Statement for legal purposes:
(1)
The Statement of Additional Information dated October 9, 2026, relating to this Proxy Statement;
(2)
The Prospectus for Davis Select U.S. Equity ETF dated March 1, 2026;
(3)
The Statement of Additional Information for Davis Select U.S. Equity ETF dated March 1, 2026;
(4)
The Annual Report (Tailored Shareholder Report and Annual Financial Statements and Other Information) for Davis Select U.S. Equity ETF for the fiscal year ended October 31, 2025;
(5)
The Semi-Annual Report (Tailored Shareholder Report and Semi-Annual Financial Statements and Other Information) for Davis Select U.S. Equity ETF for the period ended April 30, 2026;
(6)
The Prospectus for Davis Research Fund dated December 1, 2025;
(7)
The Statement of Additional Information for Davis Research Fund dated December 1, 2025;
(8)
The Semi- Annual Report (Tailored Shareholder Report and Semi-Annual Financial Statements and Other Information) for Davis Research Fund for the period ended January 31, 2026; and
(9)
The Annual Report (Tailored Shareholder Report and Annual Financial Statements and Other Information) for Davis Research Fund for the fiscal year ended July 31, 2026.
An investment in the Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Funds.
You can obtain copies of the Funds’ current Prospectuses, Statements of Additional Information, or Annual or Semi-Annual Reports without charge through the following methods:
●
Davis ETFs: calling the Davis ETFs toll-free at 1‑800‑279‑0279 or visiting the Davis ETFs’ website at www.davisetfs.com.
●
Davis Funds: calling the Davis Funds toll-free at 1‑800‑279‑0279, visiting the Davis Funds’ website at www.davisfunds.com, or writing to the Davis Funds c/o State Street Bank and Trust Company, P.O. Box 219197, Kansas City, MO 64121.
The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended. Accordingly, the Funds must file proxy material, reports, and other information with the SEC. You can review and copy such information at the public reference facility maintained by the SEC at 100 F Street, N.E., Washington D.C. 20549. Such information is also available from the EDGAR database on the SEC’s web site at

http://www.sec.gov. You can also obtain copies of such information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the SEC’s Public Reference Room, Office of Consumer Affairs and Information Services, Washington, DC 20549. You may obtain information on the operation of the SEC’s Public Reference Room by calling the SEC at 1-202-551-8090.

TABLE OF CONTENTS

Synopsis	9
Comparison of Principal Risk Factors	18
The Proposed Transaction	22
Additional Information about the Funds	28
Voting Information	29
Miscellaneous	31
Appendix A	32
Exhibit 1. Form of Agreement and Plan of Reorganization	37

SYNOPSIS
The following is a summary of certain information contained elsewhere in this Proxy Statement, in the Agreement, and/or in the Prospectuses and Statements of Additional Information of Davis Research Fund and Davis Select U.S. Equity ETF, which are incorporated herein by reference. Shareholders should carefully read the entire Proxy Statement, as well as the Prospectus of Davis Select U.S. Equity ETF, for more complete information.
What proposal am I being asked to vote on?
As more fully described in the section titled “The Proposed Transaction” within this document, shareholders of the Acquired Fund are being asked to approve the Agreement relating to the proposed acquisition of the Acquired Fund by the Acquiring Fund. Subject to shareholder approval, all of the assets and liabilities of the Acquired Fund will be transferred to the Acquiring Fund in exchange for shares of the Acquiring Fund equal to the Acquired Fund’s net asset value (NAV). The Acquired Fund will distribute to its shareholders the portion of shares of the Acquiring Fund to which the shareholder is entitled (and shareholders may receive cash in lieu of fractional shares). Shares of the Acquiring Fund will be transferred to each shareholder’s brokerage account. If a shareholder does not have a brokerage account, Davis Selected Advisers, L.P. will assist shareholders in opening one, or Acquired Fund shares may be converted to cash, less any fees and expenses your intermediary may charge (subject to applicable federal or state laws concerning unclaimed property). If you do nothing, you will not receive shares of the ETF and your position will be liquidated at the time of the Reorganization and you will receive a cash distribution equal in value to the NAV of your Acquired Fund shares on the Closing Date less any fees and expenses your intermediary may charge. This event may be taxable. To prevent a taxable event, please contact your broker or financial intermediary or Davis Selected Advisers, L.P. to transfer your shares to an existing or new brokerage account. After shares of the Acquiring Fund are distributed to the Acquired Fund’s shareholders, the Acquired Fund will be completely liquidated and dissolved. As a result of the Reorganization, you will cease to be a shareholder of the Acquired Fund and will become a shareholder of the Acquiring Fund. Subject to shareholder approval, the Reorganization is currently scheduled to take place as of the close of business of the NYSE on the Closing Date.
Shareholders of record as of the close of business on October 9, 2026 will be entitled to vote at the Meeting.
For more information, please refer to the section titled “The Proposed Transaction – Agreement and Plan of Reorganization.”
What are the differences between an ETF and a mutual fund?
ETFs are structurally different from mutual funds in several important aspects:
ETFs:
-
do not issue multiple classes of shares (note: the Acquired Fund also does not issue more than one class of shares)
-
individual investors buy or sell shares of an ETF on the secondary market through an exchange
-
buy and sell orders are processed throughout the day and reflect real time market prices on an exchange
Mutual Funds:
-
may offer multiple share classes with different sales charges, expenses, and/or minimum investments
-
investors or their intermediaries buy or sell shares directly from the mutual fund
-
buy and sell orders are processed once a day using the day’s ending NAV
As a result of these structural differences, there are certain benefits associated with an ETF structure, such as secondary market liquidity and increased transparency. The Acquiring Fund will disclose its full holdings on a daily basis, while the Acquired Fund does not provide daily holdings transparency. There are, however, certain risks associated with an ETF structure, including the risk that shares of an ETF will trade at market prices that are above (premium) or below (discount) NAV, or that an ETF’s “authorized participants” will not engage in creation or redemption transactions which could cause the Acquiring Fund’s shares to trade at a discount to NAV and possibly face trading halts and/or delisting. For additional information about ETF-specific risks associated with an investment in the Acquiring Fund, please refer to the section titled “Comparison of Principal Risk Factors.”

Has the Board of Directors approved the Reorganization?
Yes. The Board of Directors, including a majority of directors who are not interested persons (as defined in the Investment Company Act), of Davis New York Venture Fund, Inc. has carefully reviewed and approved the Agreement and the Reorganization (and the Board of Trustees of Davis Fundamental ETF Trust has similarly reviewed and approved the Agreement and the Reorganization). The Board of Directors unanimously recommends that shareholders vote in favor of the Reorganization by approving the Agreement.
What are the reasons for the Reorganization?
Davis Research Fund is a separate series of Davis New York Venture Fund, Inc. Davis Research Fund began operations on October 31, 2001. Davis Research Fund is only available for purchase by current and former directors, officers, and employees of Davis Research Fund or its Adviser and Sub-Adviser (and the investment adviser itself and affiliated companies). It has not been made available to the public. Davis Research Fund was set up to provide the Adviser with a tool to evaluate analyst performance. Internally it is managed on a sleeve basis with the Adviser allocating capital to analysts. The Adviser’s view is that using firm capital as an evaluation tool is more effective than maintaining paper portfolios. This vehicle has also required Board of Directors and compliance oversight which has been helpful. The Acquired Fund has 9 shareholders and the Adviser owns approximately 99% of the shares.
Though Davis Research Fund has served its purpose over the past 20-plus years, the Adviser believes that Davis Research Fund is no longer necessary given the experience levels and tenure of the analysts combined with other sleeve-managed funds that report on analyst performance. For newer analysts, the Adviser may use a custody account at a significantly smaller scale.
The Board of Directors, including a majority of directors who are not interested persons (as defined in the Investment Company Act), considered the following factors, among others, in determining to recommend that shareholders vote in favor of the Reorganization by approving the Agreement:
●
The terms and conditions of the Agreement and Plan of Reorganization;
●
The best interests of the shareholders of Davis Research Fund (with the Davis Fundamental ETF Board of Trustees similarly determining that this is in the best interests of the shareholders of Davis Select U.S. Equity ETF);
●
Shareholder interests will not be diluted as a result of the proposed Reorganization (the exchange will take place at relative net asset value and there will be no sales charge imposed on the Reorganization);
●
The expected federal income tax consequences of the Reorganization (the proposed Reorganization is structured to qualify as a tax-free exchange, which is a non-waivable condition of the Reorganization);
●
The Reorganization provides continuity of investment philosophy for shareholders due to the fact that Davis Selected Advisers, L.P. serves as investment adviser for both Funds;
●
Davis Research Fund and Davis Select U.S. Equity ETF have similar investment objectives and similar philosophies and fundamental investment policies, and hold many of the same securities. Davis Select U.S. Equity ETF is expected to continue to hold a number of Davis Research Fund’s portfolio securities after the Reorganization;
●
Davis Select U.S. Equity ETF has a slightly better investment performance history over time than Davis Research Fund;
●
Davis Select U.S. Equity ETF’s operating expenses are lower than Davis Research Fund’s;
●
Davis Select U.S. Equity ETF may be more successful in attracting continuing shareholder investment. The resulting positive cash flows and resulting increase in net assets from additional shareholders may lead to greater economies of scale if realized, lower expenses, and improved investment performance; and
●
The potential benefit to Davis Selected Advisers, L.P. and its affiliates as a result of the Reorganization.
For more information, please refer to the section titled “The Proposed Transaction – Reasons for the Reorganization.”

How will you determine the number of shares of the Acquired Fund that I will receive?
Upon completion of the Reorganization, each shareholder of the Acquired Fund will receive the number of shares of the Acquiring Fund and, in some cases, cash equal in value to the aggregate net asset value of the shares of the Acquired Fund the shareholder owned on the Closing Date.
For more information, please refer to the section titled “The Proposed Transaction – Agreement and Plan of Reorganization.”
Is the Reorganization considered a taxable event for federal income tax purposes?
The Reorganization is expected to be a tax-free reorganization for federal income tax purposes, which is a non-waivable condition of the Reorganization. As part of the Reorganization, some shareholders may receive cash in redemption of fractional shares, which may be a taxable event for applicable shareholders.
Different tax considerations apply to you if your investment is liquidated and the cash value of your Acquired Fund shares is returned to you, if you hold your Acquired Fund shares through an account that cannot hold the Acquiring Fund shares at the time of the Reorganization, or if your Acquired Fund shares are transferred by your broker or financial intermediary to a different investment option because you did not hold your Acquired Fund shares through an account that can accept shares of the Acquiring Fund on the Closing Date of the Reorganization.
Shareholders who hold shares through an account that cannot hold shares of an ETF at the time of the Reorganization will have their investments liquidated and may receive cash, which may be a taxable event for shareholders. Capital gains from securities sales by the Acquired Fund prior to the Reorganization will be distributed by the Acquired Fund prior to the Reorganization.
Shareholders who do not want or cannot hold ETF shares may redeem out of the Acquired Fund or exchange their Acquired Fund shares for shares of another fund. A redemption or exchange of fund shares would generally be a taxable event for shareholders holding shares in taxable accounts.
For more information, please refer to the section titled “The Proposed Transaction – Federal Income Tax Considerations.”
What types of shareholder accounts can receive shares of an ETF as part of the Reorganization?
If you hold your Acquired Fund shares in an account that permits you to purchase securities traded on U.S. stock exchanges, such as ETFs or other types of stocks, you are eligible to receive shares of the ETF in the Reorganization. No further action is needed by you.
What types of shareholder accounts cannot receive shares of an ETF as part of the Reorganization?
The following account types cannot hold ETFs:
If you hold your Acquired Fund shares in an account with a financial intermediary that only allows you to hold shares of mutual funds in the account, you will need to contact your broker or financial intermediary to transfer your shares to an existing or new brokerage account that permits investment in ETF shares. If requested, Davis Selected Advisers, L.P. can assist you with opening a brokerage account if you do not already have one.
If you do nothing, you will not receive shares of the ETF and your position will be liquidated at the time of the Reorganization and you will receive a cash distribution equal in value to the NAV of your Acquired Fund shares on the Closing Date less any fees and expenses your intermediary may charge. This event may be taxable. To prevent a taxable event, please contact your broker or financial intermediary or Davis Selected Advisers, L.P. to transfer your shares to an existing or new brokerage account.
How do I transfer my Acquired Fund shares to a brokerage account that will accept ETF shares?
The broker where you hold your Acquired Fund shares should be able to assist you in transferring your shares to a brokerage account that can accept shares of an ETF.
We suggest you provide your broker with a copy of your most recent shareholder statement. Your broker will require your account number, which can be found on your statement. Your broker will help you complete a form to initiate the transfer. Once you sign that form, your broker will submit the form to the Acquired Fund’s transfer agent directly, and the shares will be transferred into your brokerage account. The sooner you initiate the transfer, the better.
If you don’t have a brokerage account or a relationship with a brokerage firm, you will need to open an account with a brokerage firm (and as previously noted, upon request, Davis Selected Advisers, L.P. can assist you in doing so).
What if I do not want to own shares of an ETF?
If you do not want to receive shares of the ETF in connection with the Reorganization, you can exchange your Acquired Fund shares for shares of another Davis Fund that is not participating in a reorganization into an ETF or redeem your fund shares. Prior to doing so, however, you should consider the tax consequences associated with either action. Exchange or redemption of your Acquired Fund shares may be a taxable event if you hold your shares in a taxable account.
The last date to redeem your Acquired Fund shares or exchange Acquired Fund shares of another Davis mutual fund prior to the Reorganization is November 10, 2026.
Can I continue to purchase shares of Acquired Fund before the Reorganization takes place?
Effective the close of business on November 10, 2026, new positions in the Acquired Fund may no longer be opened. Shareholders of the Acquired Fund on that date may continue to add to their fund positions existing on that date.
Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the Reorganization takes place.
How do the Funds’ investment objectives, strategies, policies, and limitations compare?
Both Funds have the same investment objectives in seeking long-term growth of capital (with Davis Select U.S. Equity Fund also having capital preservation as an investment objective). Each Fund’s investment objective is non-fundamental and does not require shareholder approval to change.
Both Funds also share a similar principal investment strategy:
Davis Select U.S. Equity ETF:
Davis Selected Advisers, L.P. (“Davis Advisors” or the “Adviser”), the Fund’s investment adviser, uses the Davis Investment Discipline to invest the Fund’s portfolio principally in common stocks issued by large companies with market capitalizations of at least $10 billion. Under normal market conditions, the Fund will invest at least 80% of the Fund’s net assets plus any borrowings for investment purposes in equity securities issued by U.S. companies. The Fund is non-diversified and, therefore, is allowed to focus its investments in fewer companies than a fund that is required to diversify its portfolio. The Fund’s portfolio generally contains between 15 and 35 companies, although the precise number of its investments will vary over time. The Fund may invest a portion of its assets in financial services companies. The Fund may also invest in mid- and small-capitalization companies, which the Fund considers to be those companies with less than $10 billion in market capitalization. The Fund may invest up to 20% of net assets in non-U.S. companies. These non-U.S. company investments may include European Depositary Receipts (“EDRs”), American Depositary Receipts (“ADRs”), and Global Depositary Receipts (“GDRs” and together with EDRs and ADRs, “Depositary Receipts”). Depositary Receipts are receipts that represent ownership of shares of a non-U.S. issuer held in trust by a bank or similar financial institution.
Davis Research Fund:
Davis Selected Advisers, L.P. (“Davis Advisors” or the “Adviser”), the Fund’s investment adviser, uses the Davis Investment Discipline to invest the majority of the Fund’s assets in equity securities (typically common stocks, but may also include preferred stocks, Depositary Receipts (as defined below), convertible bonds, and other forms of equity securities) issued by medium- and large-capitalization companies. The Fund considers companies with market capitalizations between $3 billion and $10 billion to be medium-capitalization companies and companies with market capitalizations of at least $10 billion to be large-capitalization companies. The Fund has the flexibility to invest in foreign securities.

Both Funds:
Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies’ equity securities. Davis Advisors seeks companies whose equity securities can be purchased at a discount from Davis Advisors’ estimate of the company’s intrinsic value based upon fundamental analysis of cash flows, assets and liabilities, and other criteria that Davis Advisors deems to be material on a company-by-company basis. Davis Advisors’ goal is to invest in companies for the long term (ideally, five years or longer, although this goal may not be met). Davis Advisors considers selling a company’s equity securities if the securities’ market price exceeds Davis Advisors’ estimates of intrinsic value, if the ratio of the risks and rewards of continuing to own the company’s equity securities is no longer attractive, to raise cash to purchase a more attractive investment opportunity, to satisfy net redemptions, or for other purposes.
For more information about the Funds’ investment objectives, strategies, policies, and limitations, please refer to the “Investment Objective” and “Principal Investment Strategies of the Fund” sections in the Prospectuses and the “Investment Restrictions” section in the Statements of Additional Information.
Following the Reorganization, the combined fund will be managed in accordance with the investment objective, strategies, policies, and limitations of Davis Select U.S. Equity ETF.
How do the Funds’ management and distribution arrangements compare?
Management of the Funds
The principal business address of Davis Selected Advisers, L.P., each Fund’s investment adviser, and Davis Selected Advisers–NY, Inc., each Fund’s sub-adviser and a wholly owned subsidiary of Davis Selected Advisers, L.P., is 3600 E. Hemisphere Loop, Tucson, Arizona 85706.
As the manager, Davis Selected Advisers, L.P. has overall responsibility for directing the Funds’ investments and handling their business affairs. As of June 30, 2026, Davis Selected Advisers, L.P. had over $32.2 billion in assets under management. Davis Selected Advisers, L.P. is expected to continue to serve as manager of the combined fund after Reorganization, while Davis Selected Advisers–NY, Inc. is expected to continue to provide sub-advisory serves to the combined fund after Reorganization.
Dwight Blazin, Pierce Crosbie, Christopher Davis, Ian Gorman, and Edward Yen serve as Portfolio Managers of Davis Research Fund, and each has served in such position since February 2005, August 2009, October 2001, March 2026, and January 2015, respectively.
Christopher Davis and Danton Goei serve as Portfolio Managers of Davis Select U.S. Equity ETF, and both have served in such position on the Fund since the Fund’s inception in January of 2017. Mr. Davis and Mr. Goei are expected to continue to be responsible for portfolio management of the combined fund after Reorganization.
For information about the compensation of, any other accounts managed by, and any Fund shares held by a Fund’s portfolio manager, please refer to the “Portfolio Managers” sections of each Fund’s Statement of Additional Information, which are incorporated herein by reference.
Each Fund has entered into an advisory contract with Davis Selected Advisers, L.P., pursuant to which Davis Selected Advisers, L.P. furnishes investment advisory and other services.
Each Fund pays a management fee to Davis Selected Advisers, L.P. The fee is accrued daily and paid monthly, on the first business day following the end of the month in which the services were rendered. Davis Select U.S. Equity ETF and Davis Research Fund both pay a flat management fee of 0.55% of net asset value per annum.

The basis for the Board of Directors and Board of Trustees approving the advisory and sub-advisory agreements for each Fund is available in the Funds’ Annual Reports.
The combined Fund will pay a flat management fee of 0.55% per annum.
For more information about Fund management, please refer to the Funds’ Prospectuses and Statements of Additional Information, which are incorporated herein by reference.
Expense Limitation and Reimbursement Arrangements
Davis Selected Advisers, L.P. is contractually committed to waive fees and/or reimburse Davis Research Fund’s expenses to the extent necessary to cap total annual fund operating expenses at 1.50% and Davis Select U.S. Equity ETF’s expenses to the extent necessary to cap total annual fund operating expenses at 0.65%. For purposes of these expense caps, operating expenses do not include foreign tax reclaim filing expenses. Davis Selected Advisers, L.P. is obligated to continue the expense cap through December 1, 2026 (Davis Research Fund), and March 1, 2027 (Davis Select U.S. Equity ETF), respectively. The expense cap cannot be modified prior to the applicable date without the consent of the Board of Directors/Trustees. After that date, there is no assurance that Davis Selected Advisers, L.P. will continue to cap expenses. Davis Selected Advisers, L.P. may not recoup any of the operating expenses it has reimbursed to the Funds.
If the Agreement is not approved, the Acquired Fund will retain its current expense structure.
For more information about the Funds’ fees and operating expenses, please refer to the Fund’s Prospectuses, which are incorporated herein by reference, and to the “Annual Fund and Class Operating Expenses” below.
Distribution of Fund Shares
The principal business address of Davis Distributors, LLC, Davis Research Fund’s principal underwriter and distributor, is 3600 E. Hemisphere Loop, Tucson, Arizona 85706.
The principal business address of Foreside Fund Services, LLC, Davis Select U.S. Equity Fund’s principal underwriter and distributor, is 3 Canal Plaza, Suite 100, Portland, Maine 04101.
Davis Funds (including Davis Research Fund) have entered into Distribution Services Agreements and Plans of Distribution with Davis Distributors, LLC whereby Davis Distributors, LLC serves as the Davis Funds’ principal underwriter and receives fees on Class A shares authorized under Rule 12b‑1 to facilitate the distribution of shares. Davis Research Fund Class A shares are not currently subject to a 12b-1 fee.
Davis ETFs (including Davis Select U.S. Equity ETF) have entered into Distributing Agreements with Foreside Fund Services, LLC whereby Foreside Fund Services, LLC serves as the Davis ETFs’ principal underwriter.
The Distributing Agreements for Davis Select U.S. Equity ETF, which will be applicable to the combined fund, will remain unchanged.
For more information about fund distribution, please refer to the Funds’ Prospectuses and Statements of Additional Information, which are incorporated herein by reference.
How do the Funds’ fees and operating expenses compare, and what are the combined Fund’s fees and operating expenses estimated to be following the Reorganization?
The following table allows you to compare the fees and expenses of each Fund and to analyze the pro forma estimated fees and expenses of the combined fund.
Annual Fund and Class Operating Expenses
The following tables show the fees and expenses of Davis Research Fund for the 12 months ended July 31, 2026, and Davis Select U.S. Equity ETF for the 6 months ended April 30, 2026 (adjusted to reflect current contractual arrangements), and the pro forma estimated fees and expenses of the combined fund based on the same time period as Davis Select U.S. Equity ETF after giving effect to the Reorganization. Sales charges are not applicable to Davis Select U.S. Equity ETF, while Davis Research Fund has a maximum sales charge imposed on purchases of 4.75%. Annual fund or class operating expenses are paid by each Fund or class, as applicable.

As shown below, as a result of similar expense cap agreements, the Reorganization is expected to result in lower total annual operating expenses for shareholders of Davis Research Fund.
Shareholder Fees (paid directly from your investment)
	Davis Research Fund (Class A)	Davis Select U.S. Equity ETF	Davis Select U.S. Equity ETF Pro forma Combined
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares)	None	None	None
Redemption fee (as a percentage of total redemption proceeds)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Davis Research Fund (Class A)	Davis Select U.S. Equity ETF	Davis Select U.S. Equity ETF Pro forma Combined
Management Fees	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses	0.13%	0.04%	0.04%
Total Annual Fund Operating Expenses	0.68%	0.59%	0.59%
Less Fee Waiver or Expense Reimbursement*	0.00%	0.00%	0.00%
Net Expenses	0.68%	0.59%	0.59%
Davis Selected Advisers, L.P. is contractually committed to waive fees and/or reimburse Davis Research Fund’s expenses to the extent necessary to cap total annual fund operating expenses at 1.50% and Davis Select U.S. Equity ETF’s expenses to the extent necessary to cap total annual fund operating expenses at 0.65%. For purposes of these expense caps, operating expenses do not include foreign tax reclaim filing expenses. Davis Selected Advisers, L.P. is obligated to continue the expense cap through December 1, 2026 (Davis Research Fund), and March 1, 2027 (Davis Select U.S. Equity ETF), respectively. The expense cap cannot be modified prior to the applicable date without the consent of the Board of Directors/Trustees. After that date, there is no assurance that Davis Selected Advisers, L.P. will continue to cap expenses. Davis Selected Advisers, L.P. may not recoup any of the operating expenses it has reimbursed to the Funds.
Examples of Effect of Fund Expenses
The following table illustrates the expenses on a hypothetical $10,000 investment in each Fund under the current and pro forma (combined fund) expenses calculated at the same rates stated above, assuming a 5% annual return after giving effect to the Reorganization. The tables illustrate how much a shareholder would pay in total expenses if the shareholder sells all of his or her shares at the end of each time period indicated and if the shareholder holds all of his or her shares, as applicable.1

1 The tables below assume the expense caps in place for Davis Research Fund (through December 1, 2026), and Davis Select U.S. Equity ETF (through March 1, 2027) are not renewed.

	Davis Research Fund (Class A)		Davis Select U.S. Equity ETF		Davis Select U.S. Equity ETF Pro forma Combined
	Hold all	Sell all	Hold all	Sell all	Hold all	Sell all
1 year	$541	$541	$60	$60	$60	$60
3 years	$682	$682	$189	$189	$189	$189
5 years	$836	$836	$329	$329	$329	$329
10 years	$1,281	$1,281	$738	$738	$738	$738
These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under Annual Operating Expenses remain the same in the years shown. These examples illustrate the effect of expenses, but are not meant to suggest actual or expected expenses, which may vary. The assumed return of 5% is not a prediction of, and does not represent, actual or expected performance of any Fund.
Portfolio Turnover
The Acquired Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. For the period from August 1, 2025, to July 31, 2026, the Acquired Fund’s portfolio turnover rate was 26% (annualized) of the average value of its portfolio.
Payments to Broker-Dealers and Other Financial Intermediaries
Each Fund, the Davis Selected Advisers, L.P., the respective Distributors, and/or their affiliates may pay intermediaries, which may include banks, broker-dealers, retirement plan sponsors, administrators, or service-providers (who may be affiliated with the Adviser or respective Distributor) for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the Fund over another investment. Ask your investment professional or visit your intermediary’s website for more information.
Do the procedures for purchasing and redeeming shares of the Funds differ?
The Acquired Fund and Acquiring Fund have different procedures for purchasing and redeeming shares, which are summarized below.
Acquired Fund
Only current and former directors, officers, and employees of the Acquired Fund or its investment adviser and sub-adviser (and the investment adviser itself and affiliated companies) are eligible to purchase shares of the Acquired Fund.
In connection with seeking shareholder approval of the Agreement, effective the close of business on November 10, 2026, new positions in the Acquired Fund may no longer be opened. Shareholders of the Acquired Fund on that date may continue to add to their fund positions existing on that date.
An investor may purchase shares of the Acquired Fund directly from the Acquired Fund through the Distributor or through a financial intermediary. The Acquired Fund offers one share class.
For more information about the procedures for purchasing and redeeming each Fund’s shares, please refer to the “Additional Information about the Purchase and Sale of Shares” section of each Fund’s Prospectus, and to the “Buying, Selling, and Exchanging Information” section of each Fund’s Statement of Additional Information, each of which is incorporated herein by reference.
Acquiring Fund
Shares of the Acquiring Fund are listed and traded on an exchange, and individual fund shares may only be bought and sold in the secondary market through a broker. The Acquiring Fund does not impose any minimum investment for shares of the Acquiring Fund purchased on an exchange. These transactions are made at market prices that may vary throughout the day and may be greater than the Acquiring Fund’s NAV (premium) or less than the

Acquiring Fund’s NAV (discount). As a result, you may pay more than the NAV when you purchase shares, and receive less than the NAV when you sell shares, in the secondary market. If you buy or sell shares in the secondary market, you will generally incur customary brokerage commissions and charges. Due to such commissions and charges, frequent trading may detract significantly from investment returns.
The Acquiring Fund is designed to offer investors an investment that can be bought and sold frequently in the secondary market without impact on the Fund, and such trading activity is critical to ensuring that the market price of fund shares remains at or close to NAV. Accordingly, the Board of Trustees of the Acquiring Fund has not adopted policies and procedures designed to discourage excessive or short-term trading by these investors.
Shares can be purchased and redeemed directly from the Acquiring Fund at NAV only by Authorized Participants in large increments called “Creation Units.” The Acquiring Fund accommodates frequent purchases and redemptions of Creation Units by Authorized Participants and does not place a limit on purchases or redemptions of Creation Units by these investors. The Acquiring Fund reserves the right, but does not have the obligation, to reject any purchase transaction at any time. In addition, the Acquiring Fund reserves the right to impose restrictions on disruptive, excessive, or short-term trading.
For more information about the procedures for purchasing and redeeming shares of each Fund, please refer to the “Shareholder Information” section of Appendix A.
Do the Funds’ exchange privileges differ?
The Acquired Fund and Acquiring Fund have different exchange privileges.
Acquired Fund shareholders have the privilege of exchanging shares for shares of other Davis Funds.
Shareholders of the Acquiring Fund do not have the privilege of exchanging shares for shares of other Davis Funds because shares are listed and traded on an exchange, and individual Fund shares may only be bought and sold in the secondary market through a broker.
For more information about exchange privileges of each Fund, please refer to the “Additional Information about the Purchase and Sale of Shares” section of each Fund’s Prospectus, and to the “Buying, Selling, and Exchanging Information” section of each Fund’s Statement of Additional Information, each of which is incorporated herein by reference.
Do the Funds’ dividend and distribution policies differ?
The Acquired Fund and Acquiring Fund have different dividend and distribution policies.
The Acquired Fund normally declares dividends annually and pays capital gain distributions in December. The Acquiring Fund normally declares dividends annually and pays dividends and capital gain distributions in December.
If the Reorganization is approved, the dividend and distribution policies of the combined fund will be the same as the dividend and distribution policies of the Acquiring Fund.
On or before the Closing Date, the Acquired Fund may declare additional dividends or other distributions of its net income and/or net realized capital gains.
For more information about each Fund’s dividend and distribution policies, please refer to the “Dividends and Capital Gain Distributions” section of each Fund’s Prospectus and the “Distributions and Taxes” section of the Fund’s Statement of Additional Information, each of which is incorporated herein by reference.
For more information about each Fund’s dividend and distribution policies, please refer to the “Dividends and Capital Gain Distributions” section of Appendix A and to the “Distributions and Taxes” section of the Statement of Additional Information relating to this Proxy Statement, which is incorporated herein by reference.
Who bears the expenses associated with the Reorganization?
Davis Selected Advisers, L.P. will bear the expenses associated with the Reorganization.
For more information, please refer to the section titled “Voting Information – Solicitation of Proxies; Expenses.”

COMPARISON OF PRINCIPAL RISK FACTORS
Many factors affect each Fund’s performance. Developments that disrupt global economies and financial markets, such as pandemics and epidemics, may magnify factors that affect a Fund’s performance. A Fund’s share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. A Fund’s reaction to these developments will be affected by the types of securities in which a Fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and a Fund’s level of investment in the securities of that issuer. When you sell your shares, they may be worth more or less than what you paid for them, which means that you could lose money by investing in a Fund.
What risks are associated with an investment in both of the Funds?
The following is a summary of the principal risks associated with an investment in both Funds. Because the Funds have the same investment objective of long term growth of capital (with Davis Select U.S. Equity ETF also having capital preservation as an investment objective) and similar principal investment strategies as described above, the Funds are subject to mostly the same principal investment risks (except that the Acquiring Fund is subject to additional ETF-related risks, and the Acquiring Fund is non-diversified, while the Acquired Fund is diversified).
Summary of the principal risks associated with an investment in both Funds:
Stock Market Risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
Common Stock Risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer’s other securities, including preferred, convertible, and debt securities.
Foreign Country Risk. Securities of foreign companies (including Depositary Receipts) may be subject to greater risk, as foreign economies may not be as strong or diversified, foreign political systems may not be as stable, and foreign financial reporting standards may not be as rigorous as they are in the United States. There may also be less information publicly available regarding the non-U.S. issuers and their securities. These securities may be less liquid (and, in some cases, may be illiquid) and could be harder to value than more liquid securities.
Financial Services Risk. Risks of investing in the financial services sector include: (1) systemic risk: factors outside the control of a particular financial institution may adversely affect the ability of the financial institution to operate normally or may impair its financial condition; (2) regulatory actions: financial services companies may suffer setbacks if regulators change the rules under which they operate; (3) changes in interest rates: unstable and/or rising interest rates may have a disproportionate effect on companies in the financial services sector; (4) non-diversified loan portfolios: financial services companies may have concentrated portfolios that make them vulnerable to economic conditions that affect an industry; (5) credit: financial services companies may have exposure to investments or agreements that may lead to losses; and (6) competition: the financial services sector has become increasingly competitive.
Headline Risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, management, or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time and the company’s stock may never recover or may become worthless.
Depositary Receipts Risk. Depositary receipts, consisting of American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts, are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities. Depositary receipts may trade at a discount, or a premium, to the underlying security and may be less liquid than the underlying securities listed on an exchange.
Fees and Expenses Risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return that a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low-return environment, or a bear market, increases the risk that a shareholder may lose money

Foreign Currency Risk. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. For example, when the Fund holds a security that is denominated in a foreign currency, a decline of that foreign currency against the U.S. dollar would generally cause the value of the Fund’s shares to decline.
Large-Capitalization Companies Risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large-capitalization companies. Large-capitalization companies generally experience slower rates of growth in earnings per share than do mid-and small-capitalization companies.
Manager Risk. Poor security selection or focus on securities in a particular sector, category, or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. Even if the Adviser implements the intended investment strategies, the implementation of the strategies may be unsuccessful in achieving the Fund’s investment objective.
Mid- and Small-Capitalization Companies Risk. Companies with less than $10 billion in market capitalization are considered by the Adviser to be mid- or small-capitalization companies. Mid- and small-capitalization companies typically have more limited product lines, markets, and financial resources than larger companies and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.
Shareholder Concentration Risk. From time to time, a relatively large percentage (over 20%) of the Fund’s shares may be held by related shareholders. A large redemption by one or more of such shareholders may reduce the Fund’s liquidity, may increase the Fund’s transactions and transaction costs, may result in substantial capital gains distributions for shareholders, and may increase the Fund’s ongoing operating expenses, which could negatively impact the remaining shareholders of the Fund.
What principal risks are associated just with the Acquired Fund?
Emerging Market Risk. Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks relating to political, economic or regulatory conditions not found in more mature markets, such as government controls on foreign investments, government restrictions on the transfer of securities and less developed trading markets, exchanges, reporting standards and legal and accounting systems. These securities may be more volatile and less liquid, which may also make them more difficult to value than securities in countries with developed economies.
What principal risks are associated just with the Acquiring Fund?
The below are just principal risks of the Acquiring Fund. “Cybersecurity Risk” is a non-principal risk of the Acquired Fund.
Authorized Participant Concentration Risk. Only an Authorized Participant (“AP”) (as defined in the “Creations and Redemptions” section of the Fund’s prospectus) may engage in creation and/or redemption transactions directly with the Fund. The Fund has a limited number of financial intermediaries that act as APs. To the extent that these intermediaries exit the business or are unable or unwilling to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to net asset value (“NAV”) and could face delisting. There are a limited number of financial institutions that may act as APs that post collateral for certain trades on an agency basis (i.e., on behalf of other market participants). To the extent that those APs exit the business or are unable to process creation and/or redemption orders and no other AP is able to step forward to do so, there may be a significantly diminished trading market for the ETF’s shares. In addition, please note that this could in turn lead to differences between the market price of the ETF’s shares and the underlying value of those shares.
Market Trading Risk. The Fund is subject to a number of market trading risks, which include the possibility of an inactive market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. ONE OR MORE OF THESE FACTORS, AMONG OTHERS, COULD LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. The Fund’s market price may vary from the value of the Fund’s underlying portfolio holdings, particularly in times of market stress. This difference may be reflected as a spread between the bid and ask prices for the Fund shares during the day or a premium or discount in the closing market price of the Fund when compared to the NAV. An investor may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold.
Exchange-Traded Fund Risk. The Fund is an actively managed exchange-traded fund and trades like common stock on an exchange. The Fund is subject to the risks of owning the underlying securities, as well as the risks of owning an exchange-traded fund generally. The management fees of an actively managed exchange-traded fund are generally higher and can increase the Fund’s expenses. The market for the Fund’s shares may become less liquid in response to the deteriorating liquidity in the market for the Fund’s underlying portfolio holdings. A loss of liquidity for Fund shares could lead to differences between the market price of the Fund shares and the underlying value of the Fund shares.
Focused Portfolio Risk. Funds that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the value of the Fund’s total portfolio.
Cybersecurity Risk. A cybersecurity breach may disrupt the business operations of the Fund or its service providers. A breach may allow an unauthorized party to gain access to Fund assets, customer data or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.
What additional risks are associated with an investment in each of the Funds?
The Funds’ principal risks are shown above.
How do the Funds compare in terms of their performance?
The following information is intended to help you understand the risks of investing in the Funds. The information illustrates the changes in the performance of each Fund’s shares from year to year and compares the performance of each Fund’s shares to the performance of a securities market index. The index descriptions appear in the “Performance Results” section of the Funds’ Prospectuses. Past performance (before and after taxes, if applicable) is not an indication of future performance.
Year-by-Year Returns
Davis Research Fund:
Calendar Year Total Returns for Class A Shares
(Sales loads are not reflected in the bar chart and, if these amounts were reflected, returns would be less than those shown.)

Davis Select U.S. Equity ETF (NAV returns):
Calendar Year Total Returns

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Davis Research Fund:
Average Annual Total Returns (For the periods ended December 31, 2025, with maximum sales charge)	Past 1 Year	Past 5 Years	Past 10 Years
Class A shares return before taxes	19.11%	10.58%	12.48%
Class A shares return after taxes on distributions	16.39%	8.81%	10.90%
Class A shares return after taxes on distributions and sale of Fund shares	13.20%	8.04%	9.91%
S&P 500 Index reflects no deduction for fees, expenses, or taxes	17.88%	14.42%	14.81%
Davis Select U.S. Equity ETF:
Average Annual Total Returns (For the periods ended December 31, 2025)	Past 1 Year	Past 5 Years	Since Inception (1/11/17)
Return before taxes	22.40%	13.35%	12.46%
Return after taxes on distributions	22.13%	12.95%	12.06%
Return after taxes on distributions and sale of Fund shares	13.46%	10.62%	10.20%
S&P 500 Index reflects no deduction for fees, expenses or taxes	17.88%	14.42%	14.97%

THE PROPOSED TRANSACTION
TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN DAVIS RESEARCH FUND AND DAVIS SELECT U.S. EQUITY ETF.
The terms and conditions under which the transaction may be consummated are set forth in the Agreement. Significant provisions of the Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Agreement, a copy of which is attached as Exhibit 1 to this Proxy Statement.
The Agreement contemplates (a) Davis Select U.S. Equity ETF acquiring, as of the Closing Date, all of the assets of Davis Research Fund in exchange solely for shares of Davis Select U.S. Equity ETF and the assumption by Davis Select U.S. Equity ETF of Davis Research Fund’s liabilities; and (b) the distribution of shares of Davis Select U.S. Equity ETF Fund to the shareholders of Davis Research Fund as provided for in the Agreement.
The value of Davis Research Fund’s assets to be acquired by Davis Select U.S. Equity ETF and the amount of its liabilities to be assumed by Davis Select U.S. Equity ETF will be determined as of the close of business (4:00 pm Eastern time) on the Closing Date, using the valuation procedures set forth in Davis Select U.S. Equity ETF’s then-current Prospectus and Statement of Additional Information. The net asset value of a share of Davis Select U.S. Equity ETF will be determined as of the same time using the valuation procedures set forth in its then-current Prospectus and Statement of Additional Information.
As of the Closing Date, Davis Select U.S. Equity ETF will deliver to Davis Research Fund, and Davis Research Fund will distribute to its shareholders of record, shares of Davis Select U.S. Equity ETF so that each Davis Research Fund shareholder will receive the number of full shares (and cash in lieu of fractional shares) of Davis Select U.S. Equity ETF equal in value to the aggregate net asset value of shares of Davis Research Fund held by such shareholder on the Closing Date. Davis Research Fund will be liquidated as soon as practicable thereafter. Each Davis Research Fund shareholder’s account shall be credited with the respective pro rata number of full shares (and cash in lieu of fractional shares) of Davis Select U.S. Equity ETF due that shareholder. The net asset value per share of Davis Select U.S. Equity ETF will be unchanged by the transaction. Thus, the Reorganization will not result in a dilution of any shareholder’s interest.
Any transfer taxes payable upon issuance of shares of Davis Select U.S. Equity ETF in a name other than that of the registered holder of the shares on the books of Davis Research Fund as of that time shall be paid by the person to whom such shares are to be issued as a condition of such transfer. Any reporting responsibility of Davis Research Fund is and will continue to be its responsibility up to and including the Closing Date and such later date on which Davis Research Fund is liquidated.
Davis Selected Advisers, L.P. will bear the costs associated with the Reorganization, including professional fees, and expenses associated with the filing of registration statements, which will consist principally of printing and mailing Prospectuses and the Proxy Statement.
In connection with the Reorganization, Davis Select U.S. Equity ETF is expected to continue to hold a number of Davis Research Fund’s portfolio securities after the Reorganization. Any transaction costs associated with portfolio adjustments to Davis Research Fund and Davis Select U.S. Equity ETF due to the Reorganization that occur prior to the Closing Date will be borne by Davis Research Fund and Davis Select U.S. Equity ETF, respectively, notwithstanding the contractual expense caps in place with respect to each Fund. Any transaction costs associated with portfolio adjustments to Davis Research Fund and Davis Select U.S. Equity ETF due to the Reorganization that occur after the Closing Date and any additional merger-related costs attributable to Davis Select U.S. Equity ETF that occur after the Closing Date will be borne by Davis Select U.S. Equity ETF. The Funds may recognize a taxable gain or loss on the disposition of securities pursuant to such portfolio adjustments.
The consummation of the Reorganization is subject to a number of conditions set forth in the Agreement, some of which may be waived by a Fund. In addition, the Agreement may be amended in any mutually agreeable manner.
Reasons for the Reorganization
Davis Research Fund is a separate series of Davis New York Venture Fund, Inc. Davis Research Fund began operations on October 31, 2001. Davis Research Fund is only available for purchase by current and former directors, officers, and employees of Davis Research Fund or its Adviser and Sub-Adviser (and the investment adviser itself and affiliated companies). It has not been made available to the public. Davis Research Fund was set up to provide the Adviser with a tool to evaluate analyst performance. Internally, it is managed on a sleeve basis with the Adviser allocating capital to analysts. The Adviser’s view is that using firm capital as an evaluation tool is more effective than maintaining paper portfolios. This vehicle has also required Board of Directors and compliance oversight which has been helpful. The Fund has 9 shareholders and the Adviser owns approximately 99% of the shares.
Though Davis Research Fund has served its purpose over the past 20-plus years, the Adviser believes that Davis Research Fund is no longer necessary given the experience levels and tenure of the analysts combined with other sleeve managed funds that report on analyst performance. For newer analysts, the Adviser may use a custody account at a significantly smaller scale.
In determining whether to approve the Reorganization, the Board considered a number of factors, including, without limitation, the following:
(1)
the compatibility of the investment objectives, strategies, and policies of the Funds;
(2)
the historical performance of the Funds;
(3)
the fees and expenses and the relative expense ratios of the Funds;
(4)
the potential benefit of the Reorganization to shareholders of the Funds;
(5)
the costs to be incurred by each Fund as a result of the Reorganization;
(6)
the tax consequences of the Reorganization;
(7)
the relative sizes of the Funds; and
(8)
the potential benefit of the Reorganization to Davis Selected Advisers, L.P. and its affiliates.
In proposing the Reorganization, Davis Selected Advisers, L.P. advised the Board that the Reorganization would permit Davis Research Fund shareholders to pursue the same investment objective (along with preservation of capital) and similar investment strategies in Davis Select U.S. Equity ETF, which has a similar investment performance. Davis Select U.S. Equity ETF may also be more successful in attracting continuing shareholder investment. The resulting positive cash flows, if realized, and resulting increase in net assets from additional shareholders may lead to greater economies of scale, lower expenses, and improved investment performance. Davis Select U.S. Equity ETF’s operating expenses are lower than Davis Research Fund’s.
The Reorganization is expected to qualify as a tax-free reorganization for federal income tax purposes which is a non-waivable condition of the Reorganization.
Davis Select U.S. Equity ETF’s Board of Trustees, including a majority of trustees who are not interested persons (as defined in the Investment Company Act), and Davis Research Fund’s Board of Directors, including a majority of directors who are not interested persons (as defined in the Investment Company Act), carefully reviewed the proposal and determined that the Reorganization is in the best interests of the shareholders of each respective Fund and that the Reorganization will not result in a dilution of the interests of the shareholders of either Fund.
Description of the Securities to be Issued
Holders of the Acquired Fund will receive shares of the Acquiring Fund. For the avoidance of doubt, the Acquiring Fund shall not issue fractional shares, and Acquired Fund shareholders would receive cash in connection with the Reorganization in lieu of fractional Acquiring Fund shares.
Davis Select U.S. Equity ETF is an authorized series of Davis Fundamental ETF Trust, which is registered with the SEC as an open-end management investment company. The Trustees of Davis Fundamental ETF Trust are authorized to issue an unlimited number of shares of beneficial interest of separate series. Each share of the Acquiring Fund represents an equal proportionate interest with each other share of the Fund, and each such share of the Acquiring Fund is entitled to equal voting, dividend, liquidation, and redemption rights. Each shareholder of the Acquiring Fund is entitled to one vote for each dollar of net asset value of the Fund that shareholder owns, with fractional dollar amounts entitled to a proportionate fractional vote. Unless the Trustees decide otherwise, Shareholders shall have no preemptive or other similar rights to subscribe to any additional Shares or other securities issued by the Trust, whether of the same or of another Series or Class. The Trustees shall have the authority to provide from time to time that the holders of Shares of any Series or Class shall have the right to convert or exchange said Shares for or into Shares of one or more other Series or Classes or for interests in one or more other trusts, corporations, or other business entities (or a series or class of any of the foregoing) in accordance with such requirements and procedures as may be established by the Trustees from time to time.
The Declaration of Trust of Davis Fundamental ETF Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or the Fund itself was unable to meet its obligations. The Trust believes the likelihood of the occurrence of these circumstances is remote.
In accordance with Delaware law and Davis Fundamental ETF Trust’s bylaws, Davis Select U.S. Equity ETF does not hold regular annual shareholder meetings. Shareholder meetings are held when they are required under the 1940 Act or when otherwise called for special purposes. Shareholders, owning at least two-thirds of the outstanding shares entitled to vote at meeting, may call a special meeting of the Shareholders in accordance with the terms of the Bylaws. Davis Fundamental ETF Trust will provide assistance in calling and holding such special meetings to the extent required by Delaware statutes or SEC rules and regulations then in effect.
For more information about voting rights and dividend and distribution rights, please refer to the Statement of Additional Information of the Acquiring Fund, which is incorporated herein.
Federal Income Tax Considerations
The following is a general summary of some of the important U.S. federal income tax consequences of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the U.S. Internal Revenue Service (the “IRS”), and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and apply with respect to Davis Research Fund shareholders that have their Davis Research Fund shares exchanged for Davis Select U.S. Equity ETF shares. Individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.
The exchange of Davis Research Fund’s assets for Davis Select U.S. Equity ETF’s shares and the assumption of the liabilities of Davis Research Fund by Davis Select U.S. Equity ETF is intended to qualify for federal income tax purposes as a reorganization under the Code. With respect to the Reorganization, the participating Funds expect to receive an opinion (which is a non-waivable condition of the Reorganization) from Greenberg Traurig LLP, counsel to Davis Research Fund and Davis Select U.S. Equity ETF, substantially to the effect that:
(i)
The acquisition by the Acquiring Fund of all of the assets of the Acquired Fund, as provided for in the Reorganization Agreement, in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, followed by the distribution by the Acquired Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Acquired Fund, will qualify as a “reorganization” within the meaning of Section 368(a)(1) of the Code, and the Acquired Fund and the Acquiring Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.
(ii)
No gain or loss will be recognized by the Acquired Fund upon the transfer of all of its assets to the Acquiring Fund solely in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, pursuant to Section 361(a) and Section 357(a) of the Code.
(iii)
No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of all of the assets of the Acquired Fund in exchange solely for the assumption of the liabilities of the Acquired Fund and issuance of the Acquiring Fund shares pursuant to Section 1032(a) of the Code.

(iv)
No gain or loss will be recognized by the Acquired Fund upon the distribution of the Acquiring Fund shares by the Acquired Fund to its shareholders in complete liquidation (in pursuance of the Reorganization Agreement) pursuant to Section 361(c)(1) of the Code.
(v)
The tax basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.
(vi)
The holding periods of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Acquired Fund pursuant to Section 1223(2) of the Code.
(vii)
No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of all of their Acquired Fund shares for the Acquiring Fund shares pursuant to Section 354(a) of the Code.
(viii)
The aggregate tax basis of the Acquiring Fund shares to be received by each shareholder of the Acquired Fund will be the same as the aggregate tax basis of Acquired Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.
(ix)
The holding period of Acquiring Fund shares received by a shareholder of the Acquired Fund will include the holding period of the Acquired Fund shares exchanged therefor, provided that the shareholder held Acquired Fund shares as capital assets on the date of the exchange pursuant to Section 1223(1) of the Code.
(x)
For purposes of Section 381 of the Code, the Acquiring Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the Income Tax Regulations, the items of Acquired Fund described in Section 381(c) of the Code as if there had been no Reorganization, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and, if applicable, the Income Tax Regulations promulgated thereunder.
Notwithstanding the foregoing, no opinion will be expressed as to the tax consequences of the Reorganization on contracts or securities on which gain or loss is recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code. None of the Funds have requested or will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganization. The opinion is not binding on the IRS or the courts and is not a guarantee that the tax consequences of the Reorganization will be as described above. If the Reorganization were consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code and thus were taxable, then Davis Research Fund would recognize gain or loss on the transfer of its assets to Davis Select U.S. Equity ETF, and each Davis Research Fund shareholder that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Davis Research Fund shares and the fair market value of the Davis Select U.S. Equity ETF shares it received.
The Reorganization is expected to end the tax year of Davis Research Fund, which could accelerate distributions to shareholders from Davis Research Fund for its short tax year ending on the Closing Date. On or before the Closing Date, Davis Research Fund may declare one or more distributions to its shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the Closing Date. Any of the foregoing distributions may be taxable.
The table below shows each Fund’s approximate net assets, net realized gains/losses (including capital loss carryforwards) and net unrealized gains/losses as of June 30, 2026. Provided that the Reorganization qualifies as a reorganization as expected, Davis Research Fund’s unrealized gains/losses and net realized losses (if any) at the time of the Reorganization will generally carry over to Davis Select U.S. Equity ETF in the Reorganization. The Reorganization could trigger tax rules that would impose an annual limit on Davis Select U.S. Equity ETF’s ability to use Davis Research Fund’s net realized and/or net unrealized losses (if any at the time of the Reorganization) to offset gains following the Reorganization.

Tax Position as of June 30, 2026 ($M)

Fund Name	Fiscal Year End	Net Assets	Net Realized Gains/(Losses)	Net Unrealized Gains/ (Losses)
Davis Research Fund	July 31	$86.1	$16.8	$36.7
Davis Select U.S. Equity ETF	October 31	$1,220.9	$(2.5)	$342.1
Shareholders of Davis Research Fund should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisers as to state, local, and foreign tax consequences, if any, of the Reorganization.
Forms of Organization
Davis Select U.S. Equity ETF is a series of Davis Fundamental ETF Trust, and Davis Research Fund is a series of Davis New York Venture Fund, Inc. and each are open-end management investment companies registered with the Securities and Exchange Commission (the “SEC”). As of July 31, 2026, there were 250 million shares of capital stock of Davis Research Fund authorized, and as of April 30, 2026, there was an unlimited number of shares of beneficial interest without par value of Davis Select U.S. Equity ETF authorized. Davis New York Venture Fund, Inc. is a Maryland corporation and Davis Fundamental ETF Trust is a Delaware trust, and the rights of the security holders of Davis Select U.S. Equity ETF under state law and the governing documents are expected to remain unchanged after the Reorganization.
For more information regarding shareholder rights, please refer to the Funds’ Statements of Additional Information, which are incorporated herein by reference.
Operations of Davis Select U.S. Equity ETF Following the Reorganization
Davis Selected Advisers, L.P. does not expect Davis Select U.S. Equity ETF to revise its investment policies as a result of the Reorganization. In addition, Davis Selected Advisers, L.P. does not anticipate changes to Davis Select U.S. Equity ETF’s management or to entities that provide the Fund with services. Specifically, the Trustees and officers, the investment adviser, distributor, and other entities will continue to serve Davis Select U.S. Equity ETF in their current capacities. Christopher Davis and Danton Goei are expected to continue to be responsible for portfolio management of the combined fund after the Reorganization.
Capitalization
The following table shows the capitalization of Davis Research Fund and Davis Select U.S. Equity ETF as of June 30, 2026, and on a pro forma combined basis (unaudited) as of that date giving effect to the Reorganization. As of June 30, 2026, the net assets of Davis Research Fund were $86,098,410, or 7% of Davis Select U.S. Equity ETF.
Davis Research Fund (a)
	Net Assets	Net Asset Value Per Share	Shares Outstanding
Davis Research Fund	$86,098,410	$38.77	2,221,002
Davis Select U.S. Equity ETF
	Net Assets	Net Asset Value Per Share	Shares Outstanding
Davis Select U.S. Equity ETF	$1,220,915,697	$56.13	21,750,000
Davis Select U.S. Equity ETF Pro Forma
	Net Assets	Net Asset Value Per Share	Shares Outstanding
Davis Select U.S. Equity ETF	$1,307,014,107	$56.13	23,283,911

(a)
Davis Research Fund’s estimated one-time Reorganization cost, to be incurred by Davis Selected Advisers, L.P., is approximately $[     ].

The table above assumes that the Reorganization occurred on June 30, 2026. The table is for information purposes only. No assurance can be given as to how many Davis Select U.S. Equity ETF shares will be received by shareholders of Davis Research Fund on the date that the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of Davis Select U.S. Equity ETF that actually will be received on or after that date.
Conclusion
The Agreement and Plan of Reorganization was approved by the Board of Directors, including a majority of directors who are not interested persons (as defined in the Investment Company Act), of Davis New York Venture Fund, Inc. at a meeting held on September 15, 2026 (and similarly by the Board of Trustees, including a majority of trustees who are not interested persons (as defined in the Investment Company Act), of Davis Fundamental ETF Trust at a meeting held on August 19, 2026). The Board of Directors determined that the proposed Reorganization is in the best interests of shareholders of the Acquired Fund and that the interests of existing shareholders of the Fund would not be diluted as a result of the Reorganization. If shareholder approval of the Agreement cannot be achieved, the Acquired Fund will continue to engage in business as a fund of a registered investment company and the Board of Directors of Davis New York Venture Fund, Inc. may consider other proposals for the reorganization or liquidation of the Fund.
The Board of Directors of the Acquired Fund unanimously recommends that shareholders vote in favor of the Reorganization by approving the Agreement.

ADDITIONAL INFORMATION ABOUT THE FUNDS
Davis Select U.S. Equity ETF’s financial highlights for the last five fiscal years ended October 31, 2025 (audited), updated to include semi-annual data for the six month period ended April 30, 2026 (unaudited), are shown in the tables below:
The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income[a]	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Select U.S. Equity ETF:
Six months ended April 30, 2026[e]	$47.97	$0.32	$7.50	$7.82
Year ended October 31, 2025	$41.54	$0.49	$6.30	$6.79
Year ended October 31, 2024	$31.12	$0.33	$11.28	$11.61
Year ended October 31, 2023	$26.46	$0.39	$4.60	$4.99
Year ended October 31, 2022	$35.03	$0.31	$(8.50)	$(8.19)
Year ended October 31, 2021	$25.29	$0.17	$9.72	$9.89

Dividends and Distributions								Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return Net Asset Value[b]	Market Price, End of Period	Total Return Market Price[b]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[c]	Net Investment Income Ratio	Portfolio Turnover[d]

$(0.49)	$–	$(0.49)	$55.330	16.37%	$55.35	16.19%	$1,159,836	0.59%[f]	0.59%[f]	1.24%[f]	1%
$(0.32)	$(0.04)	$(0.36)	$47.97	16.45%	$48.09	16.44%	$859,856	0.59%	0.59%	1.10%	8%
$(0.38)	$(0.81)	$(1.19)	$41.54	37.99%	$41.65	38.40%	$542,126	0.59%	0.59%	0.86%	9%
$(0.32)	$(0.01)	$(0.33)	$31.12	19.06%	$31.11	18.88%	$350,120	0.61%	0.61%	1.28%	18%
$(0.18)	$(0.20)	$(0.38)	$26.46	(23.61)%	$26.49	(23.54)%	$318,857	0.61%	0.61%	0.99%	12%
$(0.15)	$–	$(0.15)	$35.03	39.19%	$35.03	39.41%	$395,803	0.61%	0.61%	0.51%	24%

a
Per share calculations were based on average shares outstanding for the period.
b
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and sale at the market price calculated on the last business day of the fiscal period. Market price is determined by trading that occurs on the Cboe Global Markets, Inc., and may be greater or less than net asset value, depending on the 4:00 P.M. EST official closing price of the Fund. Until December 2020, market price was determined using the midpoint of the bid-ask prices.
c
The ratios in this column reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser.
d
The lesser of purchases or sales of portfolio securities for a period, divided by the average of the fair value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less or securities received or delivered from in-kind purchases or redemptions are excluded from the calculation.
e
Unaudited.
f
Annualized.
Davis Select U.S. Equity ETF’s financial highlights should be read in conjunction with the financial statements audited by KPMG LLP contained in the Fund’s Annual Report to Shareholders and the unaudited financial statements contained in the Fund’s Semi-Annual Report to Shareholders, which are incorporated by reference into the Statement of Additional Information relating to this Proxy Statement.
Davis Research Fund’s financial highlights for the fiscal year ended July 31, 2026, which are incorporated herein by reference, have been derived from information audited by KPMG LLP, independent registered public accounting firm, whose report thereon is included in the Annual Report to Shareholders.
The financial highlights audited by KPMG LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting. Davis Research Fund’s financial highlights should be read in conjunction with the financial statements audited by KPMG LLP contained in the Fund’s Annual Report to Shareholders.

VOTING INFORMATION
Solicitation of Proxies; Expenses
This Proxy Statement is furnished in connection with a solicitation of proxies made by, and on behalf of, the Funds’ Boards of Directors/Trustees to be used at the Meeting. The purpose of the Meeting is set forth in the accompanying Notice.
The solicitation is being made primarily by the mailing of this Proxy Statement and the accompanying proxy card on or about October 30, 2026.
Davis Selected Advisers, L.P. will bear the expenses associated with the Reorganization.
Record Date; Quorum; and Method of Tabulation
Shareholders of record as of the close of business on October 9, 2026, will be entitled to vote at the Meeting. Each such shareholder will be entitled to one vote for each dollar of net asset value held as of that date, with fractional dollar amounts entitled to a proportional fractional vote.
If the enclosed proxy card is executed and returned, or an email or telephonic vote is delivered, that vote may nevertheless be revoked at any time prior to its use by written notification received by the Fund, by the execution of a later–dated proxy card, by the Fund’s receipt of a subsequent valid telephonic or internet vote, or by attending the Meeting and voting.
All proxies solicited by the Board of Directors that are properly executed and received by the Secretary prior to the Meeting, and that are not revoked, will be voted at the Meeting. Shares represented by such proxies will be voted in accordance with the instructions thereon. If no specification is made on a properly executed proxy card, it will be voted FOR the matters specified on the proxy card. If a beneficial owner does not provide voting instructions to its broker, the broker is not permitted to vote the beneficial owner’s shares. All shares that are voted and votes to ABSTAIN will be counted toward establishing a quorum.
One-third of the Acquired Fund’s outstanding voting securities entitled to vote constitutes a quorum for the transaction of business at the Meeting. If a quorum is not present, or if a quorum is present but sufficient votes to approve the proposal are not received, or if other matters arise requiring shareholder attention, the persons named as proxy agents may propose one or more adjournments to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares present or represented by proxy. When voting on a proposed adjournment, the persons named as proxy agents will vote FOR the proposed adjournment all shares that they are entitled to vote FOR the proposal, unless directed to vote AGAINST the proposal, in which case such shares will be voted against the proposed adjournment. Please call or email Lisa Cohen to determine the status of this scheduled Meeting.
Davis Selected Advisers, L.P. has advised the Fund that the majority of shares are registered to Davis Selected Advisers, L.P. or an affiliate. To the extent that Davis Selected Advisers, L.P. or an Davis Selected Advisers, L.P. affiliate has discretion to vote, these shares will be voted at the Meeting FOR the proposal. Otherwise, these shares will be voted in accordance with the plan or agreement governing the shares. Although the terms of the plans and agreements vary, generally the shares must be voted either (i) in accordance with instructions received from shareholders or (ii) in accordance with instructions received from shareholders and, for shareholders who do not vote, in the same proportion as certain other shareholders have voted.
Share Ownership
As of [     ], 2026, shares of Davis Research Fund and Davis Select U.S. Equity ETF issued and outstanding were as follows:
Davis Research Fund Class A	[ ]
Davis Select U.S. Equity ETF	[ ]
As of [     ], 2026, the Directors and officers of each Fund owned, in the aggregate, [     ]% of shares of Davis Research Fund and [     ]% of shares of Davis Select U.S. Equity ETF.

As of [     ], 2026, Davis Selected Advisers, L.P. and its affiliates, in the aggregate, owned [     ]% of shares of Davis Research Fund and [     ]% of shares of Davis Select U.S. Equity ETF.
Required Vote
Approval of the Reorganization requires the affirmative vote of a “majority of the outstanding voting securities” of the Acquired Fund. Under the 1940 Act, the vote of a “majority of the outstanding voting securities” means the affirmative vote of the lesser of (a) 67% or more of the voting securities present at the Meeting or represented by proxy if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (b) more than 50% of the outstanding voting securities. Votes to ABSTAIN will have the same effect as votes cast AGAINST the proposal.
Submission of Certain Shareholder Proposals
Davis New York Venture Fund, Inc. does not hold annual shareholder meetings. Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of the Funds, attention “Fund Shareholder Meetings,” 2949 E. Elvira Road, Suite 101, Tucson AZ 85756. Proposals must be received a reasonable time before a fund begins to print and send its proxy materials to be considered for inclusion in the proxy materials for the meeting. Timely submission of a proposal does not, however, necessarily mean the proposal will be included. With respect to proposals submitted on an untimely basis and presented at a shareholder meeting, persons named as proxy agents will vote in their discretion.
Other Business
The Board knows of no other business to be brought before the Meeting. However, if any other matters properly come before the Meeting, it is the intention that proxies that do not contain specific instructions to the contrary will be voted on such matters in accordance with the judgment of the persons therein designated.

MISCELLANEOUS
Legal Matters
Certain legal matters in connection with the issuance of Davis Select U.S. Equity ETF shares have been passed upon by Greenberg Traurig, LLP, counsel to the Fund.
Experts
The audited financial statements of Davis Research Fund and Davis Select U.S. Equity ETF are incorporated by reference into the Statement of Additional Information relating to this Proxy Statement and have been audited by KPMG LLP, independent registered public accounting firm, whose reports thereon are included in the Funds’ Annual Reports to Shareholders for the fiscal years ended July 31, 2026, and October 31, 2025, respectively. The financial statements audited by KPMG LLP have been incorporated by reference in reliance on their reports given on their authority as experts in auditing and accounting.
Notice to Banks, Broker-Dealers, and Voting Trustees and Their Nominees
Please advise Davis Research Fund, by writing to the Davis Funds c/o State Street Bank and Trust Company, P.O. Box 219197, Kansas City, MO 64121, whether other persons are beneficial owners of shares for which the Proxy Statement is being mailed and, if so, the number of copies of the Proxy Statement and Annual Report you wish to receive in order to supply copies to the beneficial owners of the respective shares.

Appendix A
ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND
As used in this Appendix A, the term “fund” refers to the Acquiring Fund and the term “shares” refers to Acquiring Fund shares.
VALUING SHARES
The Board of Trustees of Davis Fundamental ETF Trust has delegated the determination of fair value of securities to Davis Selected Advisers, L.P (the “Adviser”). The Adviser has implemented policies and procedures that govern the pricing of securities for the Funds, as discussed below (description is from the Davis ETFs’ prospectus, which includes each series of Davis ETFs, and thus “Funds” in the below section refers to all Davis ETFs):
Each Fund values securities for which market quotations are readily available at current market value. Short-term securities are valued at amortized cost. Securities listed on the NYSE and Cboe Global Markets, Inc. (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the OTC market and listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded, prior to the time when the Fund’s assets are valued.
Securities, including illiquid or restricted securities, for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by a significant event occurring before a Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures. Fair valuation is based on subjective factors and, as a result, the fair value price of a security may differ from the security’s market price and may not be the price at which the security may be sold. Fair valuation could result in a different NAV than an NAV determined by using market quotations. The Board of Trustees reviews and discusses with management a summary of fair valued securities in quarterly board meetings.
In general, foreign securities are more likely to require a fair value determination than domestic securities because circumstances may arise between the close of the market on which the securities trade and the time when a Fund values its portfolio securities, which may affect the value of such securities. Securities denominated in foreign currencies and traded in foreign markets will have their values converted into U.S. dollar equivalents at the prevailing exchange rates as computed by State Street Bank and Trust Company. Fluctuation in the values of foreign currencies in relation to the U.S. dollar may affect the net asset value of a Fund’s shares even if there has not been any change in the foreign currency prices of that Fund’s investments.
Securities of smaller companies are also generally more likely to require a fair value determination because they may be thinly traded and less liquid than traditional securities of larger companies.
The Funds may occasionally be entitled to receive award proceeds from litigation relating to an investment security. The Funds generally do not recognize a gain on contingencies until such payment is certain, which in most cases is when a Fund receives payment.
To the extent that a Fund’s portfolio investments trade in markets on days when the Fund is not open for business, the Fund’s NAV may vary on those days. In addition, trading in certain portfolio investments may not occur on days the Fund is open for business because markets or exchanges other than the NYSE may be closed. If the exchange or market on which the Fund’s underlying investments are primarily traded closes early, the NAV may be calculated prior to its normal market calculation time. For example, the primary trading markets for a Fund may close early on the day before certain holidays and the day after Thanksgiving.
Fixed income securities may be valued at prices supplied by a Fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate, and maturity. Government bonds, corporate bonds, asset-backed bonds, convertible securities, and high-yield or junk bonds are normally valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institutional trading in similar groups of securities, developments related to special securities, dividend rate, maturity, and other market data.

Prices for fixed income securities received from pricing services sometimes represent best estimates. In addition, if the prices provided by the pricing service and independent quoted prices are unreliable, the Adviser will arrive at its own fair valuation using its fair value procedures.
SHAREHOLDER INFORMATION
Additional Information about the Purchase and Sale of Shares
General Information
Davis Select U.S. Equity ETF is a series of Davis Fundamental ETF Trust (the “Trust”), an open-end management investment company organized as a Delaware business trust on March 18, 2016. This series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies. Davis Select U.S. Equity ETF is classified as a non-diversified fund under the 1940 Act.
The Fund issues and redeems shares at its net asset value per share (“NAV”) only in large block aggregations of a specified number of shares (“Creation Units”). Currently, Creation Units generally consist of 25,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 25,000 shares. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Shares of the Fund are not redeemable securities, except when aggregated in Creation Units.
The Fund generally issues and redeems shares either in exchange for (1) a basket of securities included in its portfolio (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”); or (2) a cash payment equal in value to the Deposit Securities (“Deposit Cash”) together with the Cash Component. In accordance with Rule 6c-11 of the 1940 Act, the Fund may utilize baskets that are not representative of its entire portfolio. This would be considered a “custom basket” and additional information regarding baskets is included in the section titled “Purchase and Redemption of Creation Units.” The primary consideration accepted by the Fund (i.e., Deposit Securities or Deposit Cash) is set forth under “Purchase and Redemption of Creation Units” later in the Fund’s SAI. The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount to be added to the Cash Component to replace any Deposit Security and reserves the right to permit or require the substitution of Deposit Securities in lieu of Deposit Cash (subject to applicable legal requirements). The shares have been approved for listing and secondary trading on a national securities exchange (the “Exchange”). The shares will trade on the Exchange at market prices. These prices may differ from the shares’ NAV.
Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the value of the missing Deposit Securities, as set forth in the Participant Agreement (as defined herein). The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the U.S. Securities and Exchange Commission (the “SEC”) applicable to management investment companies offering redeemable securities. In addition to the fixed creation or redemption transaction fee, an additional transaction fee of up to three times the fixed creation or redemption transaction fee and/or an additional variable charge may apply.
The Fund intends to qualify each year for treatment as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. The Fund will invest its assets, and otherwise conduct its operations, in a manner that is intended to satisfy the qualifying income, diversification and distribution requirements necessary to establish and maintain eligibility for such treatment.
Certain matters under the 1940 Act, which must be submitted to a vote of the holders of the outstanding voting securities of a series, shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting shares, as defined under the 1940 Act, of each series affected by such matter.
Continuous Offering
The method by which Creation Units of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of shares are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933 (the “Securities Act”), may occur. Broker-

dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with Foreside Fund Services, LLC (the “Distributor”), breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.
Broker-dealer firms should also note that dealers who are not “underwriters,” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus-delivery obligation, with respect to shares of the Fund, are reminded that under Securities Act Rule 153, a prospectus-delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the Fund’s prospectus is available at the Exchange upon request. The prospectus-delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.
Dividends and Capital Gains Distributions
The Fund ordinarily distributes dividends and capital gains, if any, at least annually but the Fund may make distributions on a more frequent basis. The Fund reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve its status as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income or realized gains.
When a dividend or capital gain is distributed, the NAV per share is reduced by the amount of the payment.
Dividend payments are made through DTC participants and indirect participants to beneficial owners, then of record, with proceeds received from the Fund. Your broker is responsible for distributing any dividends and capital gain distributions to you.
Tax Consequences
The following discussion is very general. Because each shareholder’s circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the Fund. As with any investment, you should consider how your investment in shares of the Fund will be taxed.
You will generally have to pay federal income taxes, as well as any other state and local taxes, on any distributions that may be received from the Fund. If you sell Fund shares, it is generally considered a taxable event. The following table summarizes the tax status to you of certain transactions related to a Fund:

Transaction	Federal Tax Status
Sale of shares	Usually capital gain or loss; long term, only if shares owned more than one year
Distributions of net capital gain (excess of net long-term capital gain over net short-term capital loss)	Long-term capital gain
Ordinary dividends (including distributions of net short-term capital gain)	Ordinary income; certain dividends potentially taxable at long-term capital gain rates
Distributions of net long-term capital gains (net long-term capital gains in excess of net short-term capital losses), if any, are taxable to you as long-term capital gains, regardless of how long you have owned your shares. Certain dividends may be treated as “qualified dividend income,” which for non-corporate shareholders is taxed at reduced rates. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends received from foreign corporations may be treated as qualified dividend income, if the stock, with respect to which the dividends are paid, is readily tradable on an established U.S. securities market. A portion of the dividends received from the Fund (but none of its capital gain distributions) may qualify for the dividends-received deduction for corporate shareholders.
You may want to avoid buying shares when the Fund is about to declare a dividend or distribution because it will be taxable to you even though it may effectively be a return of a portion of your investment. Similarly, shareholders that are investing through a taxable account should consider the embedded gains or losses of the Fund. For example, a new shareholder could be subject to taxes on a distribution received from the Fund that was earned when not a shareholder. It is important to note that investors are only taxed on their own economic income over the life of the investment. The embedded gains or losses for the Fund are disclosed in the most recent annual and semi-annual report.
The Fund’s dividends and other distributions are generally treated as received by shareholders when they are paid. However, if any dividend or distribution is declared by the Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month, but is actually paid during the following January, such dividend or distribution will be treated as received by each shareholder on December 31 of the year in which it was declared.
To the extent the Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the Fund received from sources in foreign countries. If more than 50% of the total assets of a Fund consists of foreign securities, such Fund will be eligible to elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax. The Fund (or its administrative agent) will notify you if it makes such an election and provide you with the information necessary to reflect foreign taxes paid on your income tax return.
Tax Status of Share Transactions. Each sale of Fund shares or redemption of Creation Units will generally be a taxable event. Any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than twelve months. Any capital gain or loss realized upon a sale of Fund shares held for twelve months or less is generally treated as short-term gain or loss. Any capital loss on the sale of Fund shares held for six months or less is treated as long-term capital loss to the extent distributions of net capital gain were paid (or treated as paid) with respect to such Fund shares. Any loss realized on a sale will be disallowed to the extent Fund shares of the applicable Fund are acquired, including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the sale of Fund shares. For tax purposes, an exchange of Fund shares of one ETF for Fund shares of a different ETF is the same as a sale.
A person who exchanges securities for Creation Units, generally, will recognize gain or loss from the exchange.

The gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange and the exchanger’s aggregate basis in the securities surrendered plus any cash paid for the Creation Units. A person who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities and the amount of cash received.
Non-U.S. Investors. If you are a nonresident alien individual or a foreign corporation, trust or estate, (1) a Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business; but (2) gains from the sale or other disposition of shares of a Fund, generally, are not subject to U.S. taxation, unless you are a nonresident alien individual who is physically present in the U.S. for 183 days or more per year. A Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Different tax consequences may result if you are a foreign shareholder engaged in a trade or business within the United States or if you are a foreign shareholder entitled to claim the benefits of a tax treaty.
The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in a Fund under all applicable tax laws.
Fund Distribution
Foreside Fund Services, LLC distributes the Fund’s shares, pursuant to a Distribution Agreement dated October 5, 2016.
Pursuant to the Distribution Agreement, each Fund appointed the Distributor to be its agent for the distribution of the Fund’s shares on a continuous offering basis. Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described in the prospectus and below under “Purchase and Redemption of Creation Units.” Shares in less than Creation Units are not distributed by the Distributor. The Distributor will deliver the prospectus to persons purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the “Exchange Act”) and a member of the Financial Industry Regulatory Authority (“FINRA”). The Distributor has no role in determining the investment policies of the Trust or which securities are to be purchased or sold by the Trust. The Distributor may assist Authorized Participants in assembling shares to purchase Creation Units or upon redemption, for which it may receive commissions or other fees from such Authorized Participants.
The Adviser and/or its affiliates may make payments to broker-dealers, registered investment advisers, banks or other intermediaries (together, “intermediaries”) related to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, or their making shares of the Funds available to their customers generally and in certain investment programs. Such payments, which may be significant to the intermediary, are not made by the Funds. Rather, such payments are made by the Adviser and/or its affiliates from their own resources, which come directly or indirectly in part from fees paid by each Fund. Payments of this type are sometimes referred to as revenue-sharing payments. A financial intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the payments it is eligible to receive. Therefore, such payments to an intermediary create conflicts of interest between the intermediary and its customers and may cause the intermediary to recommend a Fund over another investment.

EXHIBIT 1
FORM OF AGREEMENT AND PLAN OF REORGANIZATION
THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 16th day of September, 2026, by and between Davis Fundamental ETF Trust., a Delaware business trust, with its principal place of business at 3600 E. Hemisphere Loop, Tucson, Arizona 85706 (the “Surviving Trust Registrant”), on behalf of its series, Davis Select U.S. Equity ETF (the “Surviving Fund”), and Davis New York Venture Fund, Inc., a Maryland corporation, with its principal place of business at 3600 E. Hemisphere Loop, Tucson, Arizona 85706 (the “Reorganizing Fund Registrant”), on behalf of its series, Davis Research Fund (the “Reorganizing Fund” and, collectively with the Surviving Fund, the “Funds”).
The reorganization will consist of: (i) the transfer of all or substantially all of the assets of the Reorganizing Fund (which offers Class A Shares (the “Reorganizing Fund Shares”) in exchange solely for Shares, of the Surviving Fund (“Surviving Fund Shares”)); (ii) the distribution of the Surviving Fund Shares to the holders of outstanding Reorganizing Fund Shares, and (iii) the liquidation and dissolution of the Reorganizing Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the “Reorganization”).
WHEREAS, the Surviving Fund and the Reorganizing Fund are separate series of the Surviving Fund Registrant and the Reorganizing Fund Registrant, respectively;
WHEREAS, the Surviving Fund Registrant and the Reorganizing Fund Registrant are exchange traded and open-end, respectively, registered management investment companies;
WHEREAS, the Reorganizing Fund owns securities that generally are assets of the character in which the Surviving Fund is permitted to invest;
WHEREAS, the Funds are authorized to issue their shares of beneficial interests;
WHEREAS, the Directors of the Surviving Fund Registrant have determined that the Reorganization, with respect to the Surviving Fund, is in the best interests of the Surviving Fund;
WHEREAS, the Directors of the Reorganizing Fund Registrant have determined that the Reorganization, with respect to the Reorganizing Fund, is in the best interests of the Reorganizing Fund;
NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:
ARTICLE I
TRANSFER OF ASSETS OF THE REORGANIZING FUND IN EXCHANGE FOR SURVIVING FUND SHARES AND LIQUIDATION AND DISSOLUTION OF THE REORGANIZING FUND
1.1
THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Reorganizing Fund agrees to transfer all or substantially all of its assets, as set forth in paragraph 1.2, to the Surviving Fund. In exchange, the Surviving Fund agrees to deliver to the Reorganizing Fund the number of full shares (and cash in lieu of fractional shares) of Surviving Fund Shares determined by multiplying (a) the outstanding shares of Class A Shares by (b) the ratio computed by dividing (x) the net asset value per share of Class A Shares Reorganizing Fund Shares by (y) the net asset value per share of shares of Surviving Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2. Holders of Class A Shares of Reorganizing Fund Shares will receive shares of Surviving Fund Shares in exchange for their Reorganizing Fund Shares. Such transactions shall take place at the closing on the Closing Date provided for in paragraph 3.1.
1.2
ASSETS TO BE ACQUIRED. The assets of the Reorganizing Fund to be acquired by the Surviving Fund shall consist of property having a value equal to the total net assets of the Reorganizing Fund, including, without limitation, cash and securities owned by the Reorganizing Fund. The assets to be acquired by the Surviving Fund shall not include any deferred or prepaid expenses shown as an asset on the books of the Reorganizing Fund on the Closing Date, which shall be written down by the Reorganizing Fund immediately prior to the closing and excluded from the valuation of assets under paragraph 2.1 and the corresponding calculation of net asset value per share of the Reorganizing Fund Shares under this Agreement.
The Reorganizing Fund has provided the Surviving Fund with its most recent audited financial statements, which contain a list of all of the Reorganizing Fund’s assets as of the date of such statements. The Reorganizing Fund hereby represents that as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Reorganizing Fund Shares, and the payment of normal operating expenses, dividends and capital gains distributions.
1.3
LIABILITIES TO BE DISCHARGED. The Reorganizing Fund will discharge all of its liabilities and obligations prior to the Closing Date.
1.4
LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable: (a) the Reorganizing Fund will distribute in complete liquidation of the Reorganizing Fund, pro rata to its shareholders of record, determined as of the close of business on the Closing Date (the “Reorganizing Fund Shareholders”), all of the Surviving Fund Shares received by the Reorganizing Fund pursuant to paragraph 1.1; and (b) the Reorganizing Fund will thereupon proceed to dissolve and terminate as set forth in paragraph 1.8 below. Such distribution will be accomplished by the transfer of Surviving Fund Shares credited to the account of the Reorganizing Fund on the books of the Surviving Fund to open accounts on the share records of the Surviving Fund in the name of the Reorganizing Fund Shareholders, and representing the respective pro rata number of Surviving Fund Shares due to such shareholders. All issued and outstanding Reorganizing Fund Shares will simultaneously be canceled on the books of the Reorganizing Fund. The Surviving Fund shall not issue certificates representing Surviving Fund Shares in connection with such transfer. After the Closing Date, the Reorganizing Fund shall not conduct any business except in connection with its dissolution and termination.
1.5
OWNERSHIP OF SHARES. Ownership of Surviving Fund Shares will be shown on the books of the Surviving Fund’s transfer agent. Surviving Fund Shares will be issued simultaneously to the Reorganizing Fund, in an amount equal in value to the aggregate net asset value of the Reorganizing Fund Shares, to be distributed to Reorganizing Fund Shareholders.
1.6
TRANSFER TAXES. Any transfer taxes payable upon the issuance of Surviving Fund Shares in a name other than the registered holder of the Reorganizing Fund Shares on the books of the Reorganizing Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Surviving Fund Shares are to be issued and transferred.
1.7
REPORTING RESPONSIBILITY. Any reporting responsibility of the Reorganizing Fund is and shall remain the responsibility of the Reorganizing Fund.
1.8
TERMINATION. The Reorganizing Fund shall be dissolved and terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.
1.9
BOOKS AND RECORDS. All books and records of the Reorganizing Fund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and regulations thereunder, shall be available to the Surviving Fund from and after the Closing Date and shall be turned over to the Surviving Fund as soon as practicable following the Closing Date.
ARTICLE II
VALUATION
2.1
VALUATION OF ASSETS. The value of the Reorganizing Fund’s assets to be acquired by the Surviving Fund hereunder shall be the value of such assets at the closing on the Closing Date, after the declaration and payment of any dividends and/or other distributions on that date, using available market quotations (or an appropriate substitute that reflects current market conditions) in accordance with applicable regulations as listed in, and in accordance with, the valuation procedures approved by the Board of Directors of the Surviving Fund Registrant or such other valuation procedures as shall be mutually agreed upon by the parties (and approved by the respective Boards of Directors (“Board”) of the Surviving Fund Registrant and Reorganizing Fund Registrant).

2.2
VALUATION OF SHARES. The net asset value per share of Surviving Fund Shares shall be the net asset value per share of Surviving Fund Shares computed at the closing on the Closing Date, in accordance with the valuation procedures approved by the Board of the Surviving Fund Registrant or such other valuation procedures as shall be mutually agreed upon by the parties (and approved by their respective Boards).
2.3
SHARES TO BE ISSUED. The number of shares, as applicable, of Surviving Fund Shares to be issued (including fractional shares, if any) in exchange for the Reorganizing Fund’s assets to be acquired by the Surviving Fund pursuant to this Agreement shall be determined in accordance with paragraph 1.1.
2.4
DETERMINATION OF VALUE. All computations of value shall be made by State Street Bank and Trust Company, on behalf of the Surviving Fund and the Reorganizing Fund.
ARTICLE III
CLOSING AND CLOSING DATE
3.1
CLOSING DATE. The closing shall occur on or about November 13, 2026, or such other date(s) as the parties may agree to in writing (the “Closing Date”). All acts taking place at the closing shall be deemed to take place at 4:00 p.m. Eastern time on the Closing Date unless otherwise provided herein. The closing shall be held at the offices of Davis Selected Advisers, L.P., 3600 E. Hemisphere Loop, Tucson, Arizona 85706, or at such other time and/or place as the parties may agree.
3.2
CUSTODIAN’S CERTIFICATE. State Street Bank and Trust Company, as custodian for the Reorganizing Fund (the “Custodian”), shall deliver at the closing a certificate of an authorized officer stating that: (a) the Reorganizing Fund’s portfolio securities, cash, and any other assets have been delivered in proper form sufficient to transfer good and marketable title to the Surviving Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Reorganizing Fund.
3.3
EFFECT OF SUSPENSION IN TRADING. In the event that on the scheduled Closing Date, either: (a) the primary market in which the portfolio securities of the Surviving Fund or the Reorganizing Fund are purchased or sold, shall be closed to trading, or trading shall be restricted; or (b) trading or the reporting of trading in the primary market shall be disrupted so that accurate appraisal of the value of the net assets of the Surviving Fund or the Reorganizing Fund is impracticable, the Closing Date shall be postponed until the first Friday that is a business day after the day when trading is fully resumed and reporting is restored.
3.4
TRANSFER AGENT’S CERTIFICATE. SS&C Global Investor & Distribution Services, Inc., as transfer agent for the Reorganizing Fund as of the Closing Date, shall deliver at the closing a certificate of an authorized officer stating that its records contain the names and addresses of Reorganizing Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the closing. The Surviving Fund shall issue and deliver, or cause SS&C Global Investor & Distribution Services, Inc., its transfer agent, to issue and deliver a confirmation evidencing Surviving Fund Shares to be credited on the Closing Date to the Secretary of the Reorganizing Fund Registrant or provide evidence satisfactory to the Reorganizing Fund that the Surviving Fund Shares have been credited to the Reorganizing Fund’s account on the books of the Surviving Fund. At the closing, each party shall deliver to the other such bills of sale, assignments, checks, certificates, opinions, receipts and other instruments or documents, if any, as such other party or its counsel may reasonably request.
ARTICLE IV
REPRESENTATIONS AND WARRANTIES
4.1
REPRESENTATIONS OF THE REORGANIZING FUND. The Reorganizing Fund Registrant, on behalf of the Reorganizing Fund, represents and warrants to the Surviving Fund Registrant, on behalf of the Surviving Fund, as follows:
a)
The Reorganizing Fund is a legally designated, separate series of a corporation organized, validly existing, and in good standing under the laws of the State of Maryland. The Reorganizing Fund Registrant is not required to qualify as a foreign entity in any jurisdiction where it is not so qualified and the failure to so qualify would have a material adverse effect on the Reorganizing Fund. The Reorganizing Fund has all necessary federal, state, and local authorizations to carry on its business as now being conducted.
b)
The Reorganizing Fund Registrant is registered as an open-end management investment company under the 1940 Act, the Reorganizing Fund Registrant’s registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act is in full force and effect, and the Reorganizing Fund’s shares are registered under the Securities Act of 1933, as amended (“1933 Act”), and such registration has not been revoked or rescinded and is in full force and effect.
c)
The current prospectus and statement of additional information of the Reorganizing Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act, and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.
d)
The Reorganizing Fund is not in violation of, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result in the violation of, (i) any provision of the Reorganizing Fund Registrant’s Articles of Incorporation or By-Laws or (ii) of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Reorganizing Fund is a party or by which the Reorganizing Fund is bound (except in the case of clause (ii) for violations that would not, individually or in the aggregate, reasonably be expected to (x) adversely affect the validity or enforceability of this Agreement, (y) have a material adverse effect on the Reorganizing Fund, or (z) prevent or materially impair the ability of the Reorganizing Fund to consummate the transactions contemplated by this Agreement) and, to the knowledge of the Reorganizing Fund, will not result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Reorganizing Fund Registrant or the Reorganizing Fund is a party or by which it is bound.
e)
The Reorganizing Fund has no material contracts or other commitments (other than this Agreement) that, to the Reorganizing Fund’s knowledge, will be terminated with liability to it before the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof. All contracts of the Reorganizing Fund will be terminated with respect to the Reorganizing Fund as of the Closing Date (including any such contracts with affiliated persons of the Reorganizing Fund).
f)
Except as otherwise disclosed in writing to the Surviving Fund prior to the date of this Agreement with receipt acknowledged by the Surviving Fund, there is no litigation, administrative proceeding, or, to the Reorganizing Fund’s knowledge, investigation of or before any court or governmental body presently pending or to its knowledge threatened against the Reorganizing Fund or any of its properties or assets. Any such litigation, if adversely determined, would not materially and adversely affect the Reorganizing Fund’s financial condition, the conduct of its business, or the ability of the Reorganizing Fund to carry out the transactions contemplated by this Agreement. Except as otherwise disclosed in writing to the Surviving Fund prior to the date of this Agreement with receipt acknowledged by the Surviving Fund, the Reorganizing Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.
g)
The audited financial statements of the Reorganizing Fund as of July 31, 2026, and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Surviving Fund) fairly reflect the financial condition of the Reorganizing Fund as of such date, and there are no known contingent liabilities of the Reorganizing Fund as of such date that are not disclosed in such statements.
h)
The unaudited financial statements of the Reorganizing Fund as of January 31, 2026, and for the six months then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Surviving Fund) fairly reflect the financial condition of the Reorganizing Fund as of such date, and there are no known contingent liabilities of the Reorganizing Fund as of such date that are not disclosed in such statements.

i)
Since the date of the financial statements referred to in sub-paragraph (h) above, there have been no material adverse changes in the Reorganizing Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Reorganizing Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to the Surviving Fund prior to the date of this Agreement with receipt acknowledged by the Surviving Fund. For the purposes of this sub-paragraph (i), a decline in the net asset value of the Reorganizing Fund shall not constitute a material adverse change.
j)
As of the date hereof, and as of the Closing Date, except as previously disclosed to the Surviving Fund in writing, and except as have been corrected as required by applicable law, and to the best of the Reorganizing Fund’s knowledge, there have been no material miscalculations of the net asset value of the Reorganizing Fund or the net asset value per share of any class or series of shares during the twelve-month period preceding the date hereof and preceding the Closing Date, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.
k)
The minute books and other similar records of the Reorganizing Fund as made available to the Surviving Fund prior to the execution of this Agreement contain a true and complete record of all action taken at all meetings and by all written consents in lieu of meetings of the shareholders of the Reorganizing Fund, and of the Reorganizing Fund, the Reorganizing Fund’s Board, and committees of the Reorganizing Fund’s Board. The stock transfer ledgers and other similar records of the Reorganizing Fund as made available to the Surviving Fund prior to the execution of this Agreement, and as existing on the Closing Date, accurately reflect all record transfers prior to the execution of this Agreement, or the Closing Date, as applicable, in the Reorganizing Fund Shares.
l)
The Reorganizing Fund has maintained, or caused to be maintained on its behalf, all books and records required of a registered investment company in compliance in all material respects with the requirements of Section 31 of the 1940 Act and rules thereunder.
m)
As of the Closing Date: (i) all federal and other tax returns and reports of the Reorganizing Fund that are or have been required to be filed (or will be required to be filed for periods ending prior to or at closing) have been (or will be) duly and timely filed; (ii) all federal and other taxes shown due on such returns and reports have been (or will have been) paid, or provision shall have been made for the payment thereof; and (iii) the Reorganizing Fund has not had any tax deficiency or liability asserted against it in writing, or question with respect thereto raised in writing, by any tax authority, and, no return of the Reorganizing Fund (to the best of the Reorganizing Fund’s knowledge) is currently under audit, and (to the best of the Reorganizing Fund’s knowledge) no assessment has been asserted with respect to any return of the Reorganizing Fund. The Reorganizing Fund has not been granted any waiver, extension, or comparable consent regarding the application of the statute of limitations with respect to any taxes or tax return that is outstanding, nor has any request for such waiver or consent been made with respect to any such taxes or tax return. To the Reorganizing Fund’s knowledge, there are no uncertain tax positions in any income or excise tax returns for any open tax periods that would result in a change to the Reorganizing Fund’s (or, after the Reorganization, the Surviving Fund’s) net asset value. The Reorganizing Fund has not been granted any waiver, extension, or comparable consent regarding application of the statute of limitations with respect to any taxes or tax return, nor has any request for such waiver or consent been made with respect to any such taxes or tax return.
n)
All issued and outstanding Reorganizing Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable by the Reorganizing Fund. All of the issued and outstanding Reorganizing Fund Shares will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Reorganizing Fund’s transfer agent as provided in paragraph 3.4. The Reorganizing Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the Reorganizing Fund Shares, and has no outstanding securities convertible into any of the Reorganizing Fund Shares.
o)
At the Closing Date, the Reorganizing Fund will have good and marketable title to the Reorganizing Fund’s assets to be transferred to the Surviving Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances to which the Surviving Fund has received notice, and, upon delivery and payment for such assets, and the filing of any articles, certificates or other documents under the laws of the State of Delaware, the

Surviving Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted with receipt acknowledged by the Surviving Fund.
p)
The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Reorganizing Fund other than the approval by the Reorganizing Fund Shareholders, and subject to such approval, this Agreement constitutes a valid and binding obligation of the Reorganizing Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.
q)
The information relating to the Reorganizing Fund to be furnished by the Reorganizing Fund Registrant for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.
r)
As of the date hereof and as of the Closing Date, from the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Reorganizing Fund Shareholders and on the Closing Date, any written information furnished by the Reorganizing Fund Registrant with respect to the Reorganizing Fund for use in the Proxy Materials (as defined in paragraph 5.7) or any other document filed with any governmental agency in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.
s)
The Reorganizing Fund has qualified and elected to be treated as a “regulated investment company” under the Code (a “RIC”), as of and since its first taxable year; and qualifies and will continue to qualify as a RIC under the Code for its taxable year ending upon the Closing Date.
t)
No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act or Maryland law for the execution of this Agreement by the Reorganizing Fund Registrant, for itself and on behalf of the Reorganizing Fund, or the performance of the Agreement by the Reorganizing Fund Registrant, for itself and on behalf of the Reorganizing Fund, except, in each case, for (i) the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Maryland law, (ii) such other consents, approvals, authorizations and filings as have been made or received, and (iii) such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Reorganizing Fund as described in paragraph 5.2.
u)
The Reorganizing Fund, and the Reorganizing Fund Registrant with respect to the Reorganizing Fund, has complied and is in compliance in all material respects with the investment policies and restrictions set forth in its registration statement currently in effect. The value of the net assets of the Reorganizing Fund has been determined and is being determined using portfolio valuation methods that comply in all material respects with the methods described in its registration statement and the requirements of the 1940 Act. There are no legal or governmental actions, or proceedings pending or, to the knowledge of the Reorganizing Fund, threatened or to the Reorganizing Fund’s knowledge, any investigations or inquiries pending or threatened against the Reorganizing Fund, or the Reorganizing Fund Registrant with respect to the Reorganizing Fund, that would question the right, power or capacity of (a) the Reorganizing Fund to conduct its business as conducted now or at any time in the past, or (b) the Reorganizing Fund Registrant’s ability to enter into this Agreement on behalf of the Reorganizing Fund or the Reorganizing Fund’s ability to consummate the transactions contemplated by this Agreement.
v)
No significant deficiency, material weakness, fraud, or other factor within the fifth certification in Form N-CSR that is reasonably likely to adversely affect the internal controls of the Reorganizing Fund has been disclosed or is required to be disclosed in the Reorganizing Fund’s reports on Form N-CSR and the Reorganizing Fund is not aware of any factors relating to any such deficiency, weakness, fraud, or other factor respecting the

Reorganizing Fund that would be required to be disclosed in the Reorganizing Fund’s Form N-CSR after the Closing Date.
w)
On or prior to the Closing Date, the Registration Statement (as defined in paragraph 5.7) has become effective and, to the knowledge of the Reorganizing Fund, no stop order suspending the effectiveness thereof has been issued.
x)
The Reorganizing Fund has not at any time since its inception been liable for nor is now liable for any material income or excise tax pursuant to Section 852 or 4982 of the Code. The Reorganizing Fund will not be subject to corporate-level taxation on the sale of any assets currently held by it as a result of the application of Section 337 of the Code and the Treasury Regulations thereunder. All dividends paid by the Reorganizing Fund at any time prior to the Closing Date shall have been deductible pursuant to the dividends paid deduction under Section 562 of the Code. The Reorganizing Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its shares of beneficial interest and has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder.
y)
Neither the Reorganizing Fund Registrant nor the Reorganizing Fund have received written notification from any tax authority that asserts a position contrary to any of the representations set forth in sub-paragraphs (s) and (x) of this paragraph 4.1.
4.2
REPRESENTATIONS OF THE SURVIVING FUND. The Surviving Fund Registrant, on behalf of the Surviving Fund, represents and warrants to the Reorganizing Fund Registrant, on behalf of the Reorganizing Fund, as follows:
a)
The Surviving Fund is a legally designated, separate series of a trust duly organized, validly existing, and in good standing under the laws of the State of Delaware. The Surviving Fund Registrant is not required to qualify as a foreign entity in any jurisdiction where it is not so qualified and the failure to so qualify would have a material adverse effect on the Surviving Fund. The Surviving Fund has all necessary federal, state, and local authorizations to carry on its business as now being conducted.
b)
The Surviving Fund Registrant is registered as an open-end management investment company under the 1940 Act, the Surviving Fund Registrant’s registration with the Commission as an investment company under the 1940 Act is in full force and effect, and the Surviving Fund’s shares are registered under the 1933 Act and such registration has not been revoked or rescinded and is in full force and effect.
c)
The current prospectus and statement of additional information of the Surviving Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.
d)
The Surviving Fund is not in violation of, and the execution, delivery, and performance of this Agreement will not, result in a violation of, (i) any provision of the Surviving Fund Registrant’s Articles of Incorporation or By-Laws or (ii) of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Surviving Fund is a party or by which it is bound (except in the case of clause (ii) for violations that would not, individually or in the aggregate, reasonably be expected to (x) adversely affect the validity or enforceability of this Agreement, (y) have a material adverse effect on the Surviving Fund, or (z) prevent or materially impair the ability of the Surviving Fund to consummate the transactions contemplated by this Agreement) and, to the knowledge of the Surviving Fund, will not result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment, or decree to which the Surviving Fund Registrant or the Surviving Fund is a party or by which it is bound.
e)
Except as otherwise disclosed in writing to the Reorganizing Fund prior to the date of this Agreement with receipt acknowledged by the Reorganizing Fund, there is no litigation, administrative proceeding or, to the Surviving Fund’s knowledge, investigation of or before any court or governmental body presently pending or to its knowledge threatened against the Surviving Fund or any of its properties or assets. Any such litigation, if adversely determined, would not materially and adversely affect its financial condition, the conduct of its business or the ability of the Surviving Fund to carry out the transactions contemplated by this Agreement. Except as otherwise disclosed in writing to the Reorganizing Fund prior to the date of this Agreement with receipt acknowledged by the Reorganizing Fund, the Surviving Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.
f)
The audited financial statements of the Surviving Fund as of October 31, 2025 and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Reorganizing Fund) fairly reflect the financial condition of the Surviving Fund as of such date, and there are no known contingent liabilities of the Surviving Fund as of such date that are not disclosed in such statements.
g)
The unaudited financial statements of the Surviving Fund as of April 30, 2026, and for the six months then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Reorganizing Fund) fairly reflect the financial condition of the Surviving Fund as of such date, and there are no known contingent liabilities of the Surviving Fund as of such date that are not disclosed in such statements.
h)
Since the date of the financial statements referred to in sub-paragraph (g) above, there have been no material adverse changes in the Surviving Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Surviving Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to the Reorganizing Fund prior to the date of this Agreement with receipt acknowledged by the Reorganizing Fund. For the purposes of this sub-paragraph (h), a decline in the net asset value of the Surviving Fund shall not constitute a material adverse change.
i)
As of the Closing Date: (i) all federal and other tax returns and reports of the Surviving Fund required by law to be filed have (or will have been) been filed; (ii) all federal and other taxes shown due on such returns and reports have been (or will have been) paid, or provision shall have been made for the payment thereof; (iii) the Surviving Fund is not liable for taxes of any person other than itself and is not a party to any tax sharing or allocation agreement; and (iv) the Surviving Fund has not had any tax deficiency or liability asserted against it in writing, or question with respect thereto raised in writing, by any tax authority, and no return of the Surviving Fund (to the best of the Surviving Fund’s knowledge) is currently under audit, and (to the best of the Surviving Fund’s knowledge) no assessment has been asserted with respect to any return of the Surviving Fund. The Surviving Fund has not been granted any waiver, extension, or comparable consent regarding the application of the statute of limitations with respect to any taxes or tax return that is outstanding, nor has any request for such waiver or consent been made with respect to any such taxes or tax return.
j)
All issued and outstanding Surviving Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable by the Surviving Fund. The Surviving Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Surviving Fund Shares, and there are no outstanding securities convertible into any Surviving Fund Shares.
k)
The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Surviving Fund. This Agreement constitutes a valid and binding obligation of the Surviving Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.
l)
Surviving Fund Shares to be issued and delivered to the Reorganizing Fund for the account of the Reorganizing Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued Surviving Fund Shares, and will be fully paid and non-assessable and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws and no shareholder of the Surviving Fund has any preemptive right of subscription or purchase in respect thereof.
m)
The information relating to the Surviving Fund to be furnished by the Surviving Fund Registrant for use in no-action letters, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.
n)
As of the date hereof and as of the Closing Date, from the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Reorganizing Fund Shareholders and on the Closing Date, any written information furnished by the Surviving Fund Registrant with respect to the Surviving Fund for use in the Proxy Materials (as defined in paragraph 5.7), or any other document filed with any governmental agency in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.
o)
The Surviving Fund has qualified and elected to be treated as a RIC under the Code as of and since its first taxable year; and qualifies and shall continue to qualify as a RIC under the Code for its current taxable year.
p)
The Surviving Fund has not at any time since its inception been liable for nor is now liable for any material income or excise tax pursuant to Section 852 or 4982 of the Code. The Surviving Fund will not be subject to corporate-level taxation on the sale of any assets currently held by it as a result of the application of Section 337 of the Code and the Treasury Regulations thereunder. All dividends paid by the Surviving Fund at any time prior to the Closing Date shall have been deductible pursuant to the dividends paid deduction under Section 562 of the Code. The Surviving Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its shares of beneficial interest and has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder.
q)
Neither the Surviving Fund Registrant nor the Surviving Fund has received written notification from any tax authority that asserts a position contrary to any of the representations set forth in sub-paragraphs (o) and (p) of this paragraph 4.2.
r)
There is no plan or intention for the Surviving Fund (or any person related (as defined in Treasury Regulation Section 1.368-1(e)(4)) to the Surviving Fund) to reacquire, during the five-year period beginning on the Closing Date, any Surviving Fund Shares issued in the Reorganization, either directly or through any transaction, agreement or arrangement with any other person, aside from redemptions in the ordinary course of its business, as required by Section 22(e) of the 1940 Act. The Surviving Fund has not owned during the past five years, directly or indirectly, any Reorganizing Fund Shares.
s)
No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act, or Maryland law for the execution of this Agreement by the Surviving Fund Registrant, for itself and on behalf of the Surviving Fund, or the performance of the Agreement by the Surviving Fund Registrant, for itself and on behalf of the Surviving Fund, except, in each case, for (i) the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Maryland law, (ii) such other consents, approvals, authorizations and filings as have been made or received, and (iii) such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.
t)
The Surviving Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.
u)
No significant deficiency, material weakness, fraud, or other factor within the fifth certification in Form N-CSR that is reasonably likely to adversely affect the internal controls of the Surviving Fund has been disclosed or is required to be disclosed in the Surviving Fund’s reports on Form N-CSR, and the Surviving Fund is not aware of any factors relating to any such deficiency, weakness, fraud, or other factor respecting the Surviving Fund that would be required to be disclosed in the Surviving Fund’s Form N-CSR after the Closing Date.

v)
The Surviving Fund, and the Surviving Fund Registrant with respect to the Surviving Fund, has complied and is in compliance in all material respects with the investment policies and restrictions set forth in its registration statement currently in effect. The value of the net assets of the Surviving Fund has been determined and is being determined using portfolio valuation methods that comply in all material respects with the methods described in its registration statement and the requirements of the 1940 Act. There are no legal or governmental actions, or to the Surviving Fund’s knowledge, any investigations or inquiries pending or threatened or proceedings pending or, to the knowledge of the Surviving Fund, threatened against the Surviving Fund, or the Surviving Fund Registrant with respect to the Surviving Fund, that would question the right, power or capacity of (a) the Surviving Fund to conduct its business as conducted now or at any time in the past, or (b) the Surviving Fund Registrant’s ability to enter into this Agreement on behalf of the Surviving Fund or the Surviving Fund’s ability to consummate the transactions contemplated by this Agreement.
w)
On or prior to the Closing Date, the Registration Statement (as defined in paragraph 5.7) has become effective and, to the knowledge of the Surviving Fund, no stop order suspending the effectiveness thereof has been issued.
x)
Current shareholders of the Reorganizing Fund will enjoy the same privileges to transfer in and out of other funds as other current Surviving Fund shareholders after the Reorganization consistent with the Surviving Fund’s prospectus and Rule 18f-3 Plan as in effect from time to time.
ARTICLE V
COVENANTS OF THE SURVIVING FUND AND THE REORGANIZING FUND
5.1
OPERATION IN ORDINARY COURSE. The Surviving Fund and the Reorganizing Fund will each operate its respective business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions.
5.2
APPROVAL OF SHAREHOLDERS. The Reorganizing Fund Registrant will call a special meeting of the Reorganizing Fund Shareholders to consider and act upon this Agreement and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.
5.3
INVESTMENT REPRESENTATION. The Reorganizing Fund covenants that the Surviving Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.
5.4
ADDITIONAL INFORMATION. The Reorganizing Fund will assist the Surviving Fund in obtaining such information as the Surviving Fund reasonably requests concerning the beneficial ownership of the Reorganizing Fund’s shares.
5.5
FURTHER ACTION. Subject to the provisions of this Agreement, the Surviving Fund and the Reorganizing Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.
5.6
STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Reorganizing Fund shall furnish the Surviving Fund, in such form as is reasonably satisfactory to the Surviving Fund, a statement of the earnings and profits of the Reorganizing Fund for federal income tax purposes that will be carried over by the Surviving Fund as a result of Section 381 of the Code, and which will be certified by the Reorganizing Fund Registrant’s Treasurer.
5.7
PREPARATION OF REGISTRATION STATEMENT AND SCHEDULE 14A PROXY STATEMENT. The Surviving Fund Registrant will prepare and file with the Commission a registration statement on Form N-14 relating to the Surviving Fund Shares to be issued to shareholders of the Reorganizing Fund (the “Registration Statement”). The Registration Statement on Form N-14 shall include a proxy statement and a prospectus of the Surviving Fund relating to the transactions contemplated by this Agreement. The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act, and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the registration statement on Form N-14 (the “Proxy

Materials”), for inclusion therein, in connection with the meeting of the Reorganizing Fund’s Shareholders to consider the approval of this Agreement and the transactions contemplated herein.
5.8
PRE-CLOSING DIVIDEND. On or before the Closing Date, the Reorganizing Fund shall have declared and paid to its shareholders of record a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing all of the Reorganizing Fund’s investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date.
5.9
QUALIFICATION AS A REORGANIZATION. From and after the Closing Date, the Surviving Fund and the Reorganizing Fund shall take no action inconsistent with the qualification of the Reorganization as a “reorganization” under Section 368 of the Code.
ARTICLE VI
CONDITIONS PRECEDENT TO OBLIGATIONS OF THE REORGANIZING FUND
The obligations of the Reorganizing Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Surviving Fund of all the obligations to be performed by the Surviving Fund pursuant to this Agreement on or before the Closing Date, and, in addition, subject to the following conditions:
All representations, covenants, and warranties of the Surviving Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Surviving Fund shall have delivered to the Reorganizing Fund a certificate executed in the Surviving Fund’s name by the Surviving Fund Registrant’s President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Reorganizing Fund and dated as of the Closing Date, to such effect and as to such other matters as the Reorganizing Fund shall reasonably request.
ARTICLE VII
CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING FUND
The obligations of the Surviving Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Reorganizing Fund of all the obligations to be performed by the Reorganizing Fund pursuant to this Agreement, on or before the Closing Date and, in addition, shall be subject to the following conditions:
All representations, covenants, and warranties of the Reorganizing Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date. The Reorganizing Fund shall have delivered to the Surviving Fund on such Closing Date a certificate executed in the Reorganizing Fund’s name by the Reorganizing Fund Registrant’s President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Surviving Fund and dated as of such Closing Date, to such effect and as to such other matters as the Surviving Fund shall reasonably request.
The Reorganizing Fund shall have delivered to the Surviving Fund a statement of the Reorganizing Fund’s assets and liabilities, together with a list of the Reorganizing Fund’s portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Reorganizing Fund Registrant.

ARTICLE VIII
FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING FUND AND REORGANIZING FUND
If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Reorganizing Fund or the Surviving Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:
8.1
This Agreement and the transactions contemplated herein, with respect to the Reorganizing Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Reorganizing Fund in accordance with applicable law and the provisions of the Reorganizing Fund Registrant’s Articles of Incorporation and By-Laws. Certified copies of the resolutions evidencing such approval shall have been delivered to the Surviving Fund. Notwithstanding anything herein to the contrary, neither the Surviving Fund nor the Reorganizing Fund may waive the conditions set forth in this paragraph 8.1.
8.2
On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.
8.3
All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of State securities authorities, including any necessary “no-action” positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Fund or the Reorganizing Fund, provided that either party hereto may waive any such conditions for itself.
8.4
The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding relating to the Registration Statement shall have been instituted or be pending, threatened or contemplated under the 1933 Act.
8.5
The parties shall have received an opinion (which is a non-waivable condition of the Reorganization) of Greenberg Traurig, LLP substantially to the effect that for federal income tax purposes:
a)
The acquisition by the Surviving Fund of all of the assets of the Reorganizing Fund, as provided for in the Reorganization Agreement, in exchange for Surviving Fund shares and the assumption by the Surviving Fund of the liabilities of the Reorganizing Fund, followed by the distribution by the Reorganizing Fund to its shareholders of the Surviving Fund shares in complete liquidation of the Reorganizing Fund, will qualify as a “reorganization” within the meaning of Section 368(a)(1) of the Code, and the Reorganizing Fund and the Surviving Fund each will be a “party to the reorganization” within the meaning of Section 368(b) of the Code.
b)
No gain or loss will be recognized by the Reorganizing Fund upon the transfer of all of its assets to the Surviving Fund solely in exchange for Surviving Fund shares and the assumption by the Surviving Fund of all of the liabilities of the Reorganizing Fund, pursuant to Section 361(a) and Section 357(a) of the Code.
c)
No gain or loss will be recognized by the Surviving Fund upon the receipt by it of all of the assets of the Reorganizing Fund in exchange solely for the assumption of the liabilities of the Reorganizing Fund and issuance of the Surviving Fund shares pursuant to Section 1032(a) of the Code.
d)
No gain or loss will be recognized by the Reorganizing Fund upon the distribution of the Surviving Fund shares by the Reorganizing Fund to its shareholders in complete liquidation (in pursuance of the Reorganization Agreement) pursuant to Section 361(c)(1) of the Code.

e)
The tax basis of the assets of the Reorganizing Fund received by the Surviving Fund will be the same as the tax basis of such assets in the hands of the Reorganizing Fund immediately prior to the transfer pursuant to Section 362(b) of the Code.
f)
The holding periods of the assets of the Reorganizing Fund in the hands of the Surviving Fund will include the periods during which such assets were held by the Reorganizing Fund pursuant to Section 1223(2) of the Code.
g)
No gain or loss will be recognized by the shareholders of the Reorganizing Fund upon the exchange of all of their Reorganizing Fund shares for the Surviving Fund shares pursuant to Section 354(a) of the Code.
h)
The aggregate tax basis of the Surviving Fund shares to be received by each shareholder of the Reorganizing Fund will be the same as the aggregate tax basis of Reorganizing Fund shares exchanged therefor pursuant to Section 358(a)(1) of the Code.
i)
The holding period of Surviving Fund shares received by a shareholder of the Reorganizing Fund will include the holding period of the Reorganizing Fund shares exchanged therefor, provided that the shareholder held Reorganizing Fund shares as capital assets on the date of the exchange pursuant to Section 1223(1) of the Code.
j)
For purposes of Section 381 of the Code, the Surviving Fund will succeed to and take into account, as of the date of the transfer as defined in Section 1.381(b)-1(b) of the Income Tax Regulations, the items of Reorganizing Fund described in Section 381(c) of the Code as if there had been no Reorganization, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and, if applicable, the Income Tax Regulations promulgated thereunder.
Such opinion shall be based on customary assumptions and such representations as Greenberg Traurig, LLP may reasonably request, and the Reorganizing Fund and Surviving Fund will cooperate to make and certify the accuracy of such representations. The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Surviving Fund, the Reorganizing Fund or any Reorganizing Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. Notwithstanding anything herein to the contrary, neither the Surviving Fund nor the Reorganizing Fund may waive the conditions set forth in this paragraph 8.5.
ARTICLE IX
EXPENSES
The Reorganizing Fund and the Surviving Fund will not bear any expenses associated with their participation in the Reorganization, except as contemplated in this Article IX. Davis Selected Advisers, L.P. or its affiliates (collectively, “Davis”), will bear certain expenses associated with Reorganizing Fund’s and Surviving Fund’s participation in the Reorganization. The Surviving Fund shall bear expenses associated with the qualification of Surviving Fund Shares for sale in the various states. In addition, to the extent that any transfer of portfolio securities is required in connection with the Reorganization, the Reorganizing Fund may incur transaction expenses associated with the sale and purchase of portfolio securities. The Surviving Fund also may incur transaction expenses associated with disposing of certain securities, and acquiring replacement securities, after the Reorganization is consummated in the ordinary course.
ARTICLE X
ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES
10.1
The Surviving Fund Registrant, on behalf of the Surviving Fund, and the Reorganizing Fund Registrant, on behalf of the Reorganizing Fund, agree that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.
10.2
Except as specified in the next sentence set forth in this paragraph 10.2, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing Date shall continue in effect beyond the consummation of the transactions contemplated hereunder.
ARTICLE XI
TERMINATION
This Agreement may be terminated by the mutual agreement of the Surviving Fund Registrant and the Reorganizing Fund Registrant. In addition, either the Surviving Fund Registrant or the Reorganizing Fund Registrant may at its option terminate this Agreement at or before the Closing Date due to:
a)
a breach in any material respect as of the specified date, and except for representations and warranties that already contain a materiality qualifier, which shall be true and correct in all respects by the other of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days;
b)
a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or
c)
a determination by a party’s Board, as appropriate, that the consummation of the transactions contemplated herein is not in the best interest of the Reorganizing Fund Registrant or the Surviving Fund Registrant, respectively, and notice is given to the other party hereto.
In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of any of the Surviving Fund, the Surviving Fund Registrant, the Reorganizing Fund, the Reorganizing Fund Registrant, or their respective Directors or their respective Officers.
ARTICLE XII
AMENDMENTS
This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the Officers of the Reorganizing Fund Registrant, on behalf of the Reorganizing Fund, and the Surviving Fund Registrant, on behalf of the Surviving Fund, and as specifically authorized by their respective Boards; provided, however, that following the meeting of the Reorganizing Fund Shareholders called by the Reorganizing Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Surviving Fund Shares to be issued to the Reorganizing Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.
ARTICLE XIII
HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY
The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.
This Agreement shall be governed by and construed in accordance with the laws of the State of New York.
This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, trust, or entities other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.
DAVIS FUNDAMENTAL ETF TRUST
on behalf of its portfolio,
DAVIS SELECT U.S. EQUITY ETF
By: ____________________
Name: Lisa Cohen
Title: Vice President
DAVIS NEW YORK VENTURE FUND, INC.
on behalf of its portfolio,
DAVIS RESEARCH FUND
By: ____________________
Name: Lisa Cohen
Title: Vice President

SUPPLEMENT TO THE DAVIS RESEARCH FUND PROSPECTUS
Davis Research Fund
Authorized series of
Davis New York Venture Fund, Inc.
Supplement dated October 9, 2026
to the Prospectus dated December 1, 2025
At a meeting held on September 15, 2026, the Board of Directors of Davis New York Venture Fund, Inc., on behalf of its series Davis Research Fund (“DRF”) (and separately on August 19, 2026, the Board of Trustees of Davis Fundamental ETF Trust, on behalf of its series Davis Select U.S. Equity ETF (“DUSA”)), including the Directors who are not “interested persons” (the “Independent Directors”), as that term is defined in Section 2(a)(19) of the 1940 Act, considered and approved an Agreement and Plan of Reorganization and Liquidation between DRF and DUSA.
Each fund seeks long-term growth of capital (with DUSA also seeking capital preservation).
The Board of Directors of Davis New York Venture Fund, Inc. has determined that the Reorganization is in the best interests of DRF and will not result in the dilution of the interests of existing stockholders of DRF. DUSA offers improved tax efficiency, greater trading flexibility, and increased transparency of portfolio holdings. There are also certain risks, costs and other considerations associated with the Reorganization, including the risk that shares of DUSA trade in the secondary market at prices that may differ from the NAV, that stockholders of the DUSA may be charged fees and commissions by their brokers when transacting in ETF shares, that certain account types generally cannot hold shares of ETFs, and certain other risks associated with ETF shares. The Board believes, however, that the benefits of the Reorganization substantially outweigh the risks, costs and other considerations.
The Reorganization will be presented to stockholders of DRF at a special meeting of stockholders, which is scheduled to be held on or about November 13, 2026. In the coming weeks, stockholders of record of DRF will receive a Combined Proxy Statement/Prospectus describing the proposed Reorganization and setting forth the details of the special meeting of stockholders. The Combined Proxy Statement/Prospectus is expected to include information describing the similarities and differences between DUSA and DRF (including their fees and expenses and form of organization), the structure and operations of DUSA, the terms and conditions of the Agreement and Plan of Reorganization (the “Plan”), the factors considered by the Boards in approving the Reorganization, the anticipated tax-free treatment of the Reorganization, and voting instructions, along with a proxy card.
If the Reorganization is approved by stockholders and subject to the satisfaction of certain closing conditions set forth in the Plan, the Reorganization is currently expected to close on or about November 13, 2026. Upon closing, stockholders who hold their DRF shares in a brokerage account eligible to hold ETF shares (a “Qualifying Brokerage Account”) will receive ETF shares having an aggregate net asset value equal to the aggregate net asset value of their DRF shares held immediately prior to the Reorganization, plus any cash in lieu of fractional shares, if applicable. As a result, such stockholders will become stockholders of DUSA and will no longer be stockholders of DRF. DRF will then be dissolved.
The proposed Reorganization is expected to qualify as a tax-free transaction for U.S. federal income tax purposes. However, because ETF shares are not issued in fractional shares, stockholders who hold fractional shares of DRF may have such fractional shares redeemed in cash at net asset value immediately prior to the Reorganization. Any such cash payment may be treated as a taxable transaction for U.S. federal income tax purposes.
If stockholders approve the Reorganization, there are several operational and other steps that must occur to implement the Reorganization for DRF and its stockholders. More information about these matters is set forth below. Importantly, as noted above, stockholders must have a Qualifying Brokerage Account.
●
Realized Capital Gain and Dividend Distribution
DRF expects to make its last capital gain distribution on or about November 9, 2026, before the closing of the Reorganization.
●
Transferring DRF Shares to a Brokerage Account
To receive ETF shares in the Reorganization, you must hold your DRF shares in a qualifying brokerage account. If you already hold your DRF shares in a brokerage account that can hold ETF shares, no action is necessary. If you do not hold your DRF shares in a brokerage account that can hold ETF shares, Davis Selected Advisers, L.P. can assist you in opening one. If you do not open a qualifying brokerage account, this type of liquidation will result in a cash payment to you, which could be taxable to you if the shares are held in a taxable account.
●
Suspension of Purchases and Redemptions
Effective the close of business on November 10, 2026, new positions in DRF may no longer be opened. Shareholders of the fund on that date may continue to add to their fund positions existing on that date.

Existing shareholders may continue to hold their shares and purchase additional shares through the reinvestment of dividend and capital gain distributions until the fund’s liquidation.
●
More Information about Trading an ETF
There are some differences between transacting in Davis Research Fund shares and transacting in ETF shares. ETF shares may only be traded through a brokerage account, and transactions will be executed on an exchange at prevailing market prices. Because ETF shares trade at market prices rather than at NAV, ETF shares may trade at a price less than (discount) or greater than (premium) the portfolio’s net asset value. As with all ETFs, your brokerage platform may charge a commission for purchase and sales transactions.
In connection with the Reorganization, a proxy statement/prospectus that will be included in a registration statement on Form N-14 will be filed with the Securities and Exchange Commission. After the registration statement is filed with the SEC, it may be amended or withdrawn and the proxy statement/prospectus will not be distributed to shareholders of Davis Research Fund unless and until the registration statement becomes effective. Shareholders should read the proxy statement/ prospectus, which contains important information about the Reorganization, when it becomes available. For a free copy of the proxy statement/ prospectus, please contact Davis Funds at 1-800-279-0279. The proxy statement/prospectus will also be available on the Securities and Exchange Commission’s website (www.sec.gov).

Davis Research Fund
Authorized series of
Davis New York Venture Fund, Inc.
Supplement dated February 25, 2026
to the Prospectus dated December 1, 2025
Effective March 31, 2026, Ian Gorman will replace Sobby Arora as Co-Portfolio Manager for Davis Research Fund. All references to Sorry Arora are removed in their entirety.
The “Management” section of the Davis Research Fund Summary portion of the Statutory Prospectus is replaced with the following:
Management
Investment Adviser. Davis Selected Advisers, L.P. serves as the Fund’s investment adviser.
Sub-Adviser. Davis Selected Advisers–NY, Inc., a wholly owned subsidiary of the Adviser, serves as the Fund’s sub-adviser.
Portfolio Managers. As of the date of this prospectus, the Portfolio Managers listed below are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.
Portfolio Managers	Experience with this Fund	Primary Title with Investment Adviser or Sub-Adviser
Dwight Blazin	Since February 2005	Vice President, Davis Selected Advisers–NY, Inc.
Pierce Crosbie	Since August 2009	Vice President, Davis Selected Advisers–NY, Inc.
Christopher Davis	Since October 2001	Chairman, Davis Selected Advisers, L.P.
Ian Gorman	Since March 2026	Portfolio Manager, Davis Selected Advisers, L.P.
Edward Yen	Since January 2015	Vice President, Davis Selected Advisers–NY, Inc.

Davis Research Fund
Authorized series of
Davis New York Venture Fund, Inc.
Supplement dated February 11, 2026
to the Prospectus dated December 1, 2025
The following risk is added to the section titled “Principal Risks of Investing in the Fund” in the Summary portion of the Statutory Prospectus:
Financial Services Risk. Risks of investing in the financial services sector include: (1) systemic risk: factors outside the control of a particular financial institution may adversely affect the ability of the financial institution to operate normally or may impair its financial condition; (2) regulatory actions: financial services companies may suffer setbacks if regulators change the rules under which they operate; (3) changes in interest rates: unstable and/or rising interest rates may have a disproportionate effect on companies in the financial services sector; (4) non-diversified loan portfolios: financial services companies may have concentrated portfolios that make them vulnerable to economic conditions that affect an industry; (5) credit: financial services companies may have exposure to investments or agreements that may lead to losses; and (6) competition: the financial services sector has become increasingly competitive.
The following risk is added to the section titled “Principal Risks of Investing in the Fund” in the Statutory Prospectus:
Financial Services Risk. A company is “principally engaged” in financial services if it owns financial services related assets constituting at least 50% of the total value of its assets, or if at least 50% of its revenues are derived from its provision of financial services. The financial services sector consists of several different industries that behave differently in different economic and market environments, including banking, insurance, and securities brokerage houses. Companies in the financial services sector include commercial banks, industrial banks, savings institutions, finance companies, diversified financial services companies, investment banking firms, securities brokerage houses, investment advisory companies, leasing companies, insurance companies, and companies providing similar services. Due to the wide variety of companies in the financial services sector, they may react in different ways to changes in economic and market conditions.
Risks of investing in the financial services sector include: (1) systemic risk: factors outside the control of a particular financial institution — like the failure of another, significant financial institution or material disruptions to the credit markets—may adversely affect the ability of the financial institution to operate normally or may impair its financial condition; (2) regulatory actions: financial services companies may suffer setbacks if regulators change the rules under which they operate; (3) changes in interest rates: unstable and/or rising interest rates may have a disproportionate effect on companies in the financial services sector; (4) non-diversified loan portfolios: financial services companies, whose securities a fund purchases, may themselves have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry; (5) credit: financial services companies may have exposure to investments or agreements, which, under certain circumstances, may lead to losses, e.g., sub-prime loans; and (6) competition: the financial services sector has become increasingly competitive.
Banking. Commercial banks (including “money center” regional and community banks), savings and loan associations, and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries or classifications (such as real estate, energy, or sub-prime mortgages), and significant competition. The profitability of these businesses is to a significant degree dependent on the availability and cost of capital funds. Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings associations are subject to extensive federal and, in many instances, state regulation. Neither such extensive regulation nor the federal insurance of deposits ensures the solvency or profitability of companies in this industry and there is no assurance against losses in securities issued by such companies.
Insurance. Insurance companies are particularly subject to government regulation and rate setting, potential antitrust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies also may be affected by weather, terrorism, long-term climate changes, and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios (e.g., real estate or “junk” bond holdings), and failures of reinsurance carriers.
Other Financial Services Companies. Many of the investment considerations discussed in connection with banks and insurance companies also apply to other financial services companies. These companies are subject to extensive regulation, rapid business changes and volatile performance dependent on the availability and cost of capital, and prevailing interest rates and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a potentially adverse effect on companies in this industry. Investment banking, securities brokerage, and investment advisory companies are particularly subject to government regulation and the risks inherent in securities trading and underwriting activities.
Other Regulatory Limitations. Regulations of the Securities and Exchange Commission (“SEC”) impose limits on: (1) investments in the securities of companies that derive more than 15% of their gross revenues from the securities or investment management business (although there are exceptions, the Fund is prohibited from investing more than 5% of its total assets in a single company that derives more than 15% of its gross revenues from the securities or investment management business); and (2) investments in insurance companies. The Fund, generally, is prohibited from owning more than 10% of the outstanding voting securities of an insurance company.

Davis Research Fund
December 1, 2025
Prospectus
A Portfolio of Davis New York Venture Fund, Inc.
Ticker: Class A Shares (DRFAX)
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Over 50 Years of Reliable InvestingSM

 Class A shares of Davis Research Fund have been registered with the Securities and Exchange Commission and, as of the date of this prospectus, in selected states where eligible investors are residents. Shares of Davis Research Fund currently are not available for public sale in any other state or jurisdiction. Currently, only current and former directors, officers, and employees of the Fund or its investment adviser and sub-adviser (and the investment adviser itself and affiliated companies) are eligible to purchase Fund shares. The Adviser reserves the right to reject any offer to purchase shares.
This prospectus contains important information. Please read it carefully before investing and keep it for future reference.
No financial adviser, dealer, salesperson, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus, in connection with the offer contained in this prospectus and, if given or made, such other information or representations must not be relied on as having been authorized by the Fund, the Fund’s investment adviser or the Fund’s distributor.
This prospectus does not constitute an offer by the Fund or by the Fund’s distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Fund to make such an offer.

Prospectus | Davis Funds | 2

Davis Research Fund Summary
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in Davis Funds. More information about these and other discounts is available from your financial intermediary and in “How to Choose a Share Class (Class A Shares)” on page 17 of the Fund’s prospectus and “Selecting the Appropriate Class of Shares” on page 31 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)	Class A shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%*
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares)	None
Redemption Fee (as a percentage of total redemption proceeds)	None
*
Shareholder fees do not apply to current and former directors, officers, and employees of the Fund or its investment adviser and sub-adviser, as such investors are all eligible for a front-end sales charge waiver.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A shares
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.68%
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A shares	$541	$682	$836	$1,281
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Principal Investment Strategies of the Fund
Davis Selected Advisers, L.P. (“Davis Advisors” or the “Adviser”), the Fund’s investment adviser, uses the Davis Investment Discipline to invest the majority of the Fund’s assets in equity securities (typically common stocks, but may also include preferred stocks, Depositary Receipts (as defined below), convertible bonds, and other forms of equity securities) issued by medium- and large-capitalization companies. The Fund considers companies with market capitalizations between $3 billion and $10 billion to be medium-capitalization companies and companies with market capitalizations of at least $10 billion to be large-capitalization companies. The Fund has the flexibility to invest in foreign securities.
Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies’ equity securities. Davis Advisors seeks companies whose equity securities can be purchased at a discount from Davis Advisors’ estimate of the company’s intrinsic value based upon fundamental analysis of cash flows, assets and liabilities, and other criteria that Davis Advisors deems to be material on a company-by-company basis. Davis Advisors’
Prospectus | Davis Funds | 3

goal is to invest in companies for the long term (ideally, five years or longer, although this goal may not be met). Davis Advisors considers selling a company’s equity securities if the securities’ market price exceeds Davis Advisors’ estimates of intrinsic value, if the ratio of the risks and rewards of continuing to own the company’s equity securities is no longer attractive, to raise cash to purchase a more attractive investment opportunity, to satisfy net redemptions, or for other purposes.
Principal Risks of Investing in the Fund
You may lose money by investing in the Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.
The principal risks of investing in the Fund are:
Stock Market Risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
Common Stock Risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer’s other securities, including preferred, convertible, and debt securities.
Foreign Country Risk. Securities of foreign companies (including Depositary Receipts) may be subject to greater risk, as foreign economies may not be as strong or diversified, foreign political systems may not be as stable and foreign financial reporting standards may not be as rigorous as they are in the United States. There may also be less information publicly available regarding the non-U.S. issuers and their securities. These securities may be less liquid (and, in some cases, may be illiquid) and could be harder to value than more liquid securities.
Depositary Receipts Risk. Depositary Receipts, consisting of American Depositary Receipts, European Depositary Receipts, and Global Depositary Receipts, are certificates evidencing ownership of shares of a foreign issuer. Depositary Receipts are subject to many of the risks associated with investing directly in foreign securities. Depositary Receipts may trade at a discount, or a premium, to the underlying security and may be less liquid than the underlying securities listed on an exchange.
Emerging Market Risk. Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks relating to political, economic, or regulatory conditions not found in more mature markets, such as government controls on foreign investments, government restrictions on the transfer of securities, and less developed trading markets, exchanges, reporting standards, and legal and accounting systems. These securities may be more volatile and less liquid, which may also make them more difficult to value than securities in countries with developed economies.
Fees and Expenses Risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return that a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low-return environment, or a bear market, increases the risk that a shareholder may lose money.
Foreign Currency Risk. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. For example, when the Fund holds a security that is denominated in a foreign currency, a decline of that foreign currency against the U.S. dollar would generally cause the value of the Fund’s shares to decline.
Headline Risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, management, or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time, and the company’s stock may never recover or may become worthless.
Large-Capitalization Companies Risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large-capitalization companies. Large-capitalization companies generally experience slower rates of growth in earnings per share than do mid- and small-capitalization companies.
Manager Risk. Poor security selection or focus on securities in a particular sector, category, or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. Even if the Adviser implements the intended investment strategies, the implementation of the strategies may be unsuccessful in achieving the Fund’s investment objective.
Mid- and Small-Capitalization Companies Risk. Companies with less than $10 billion in market capitalization are considered by the Adviser to be mid- or small-capitalization companies. Mid- and small-capitalization companies typically have more limited product lines, markets, and financial resources than larger companies and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.
Shareholder Concentration Risk. From time to time, a relatively large percentage (over 20%) of the Fund’s shares may be held by related shareholders. A large redemption by one or more of such shareholders may: (1) reduce the Fund’s liquidity, (2) increase the Fund’s transactions and transaction costs, (3) result in substantial capital gains distributions for shareholders, and (4) increase the Fund’s ongoing operating expenses, which could negatively impact the remaining shareholders of the Fund.
Prospectus | Davis Funds | 4

An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Results
The bar chart below provides some indication of the risks of investing in the Fund by showing how the Fund’s investment results have varied from year to year. The following table shows how the Fund’s average annual total returns, for the periods indicated, compare with the S&P 500 Index, a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting  http://dsainternal.davis.local/html/fundinfo/fundinfo.html or by calling 1-800-279-0279.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Calendar Year Total Returns for Class A Shares
(Sales loads are not reflected in the bar chart and, if these amounts were reflected, returns would be less than those shown.)

	Returns	Period Ending
Highest Quarter	21.83%	June 30, 2020
Lowest Quarter	-18.12%	March 31, 2020
Year-to-Date	20.30%	September 30, 2025

Average Annual Total Returns (For the periods ended December 31, 2024, with maximum sales charge)	Past 1 Year	Past 5 Years	Past 10 Years
Class A shares return before taxes	13.60%	9.85%	10.01%
Class A shares return after taxes on distributions	11.62%	8.41%	8.70%
Class A shares return after taxes on distributions and sale of fund shares	9.20%	7.58%	7.89%
S&P 500 Index reflects no deduction for fees, expenses, or taxes	25.02%	14.51%	13.09%
Management
Investment Adviser. Davis Selected Advisers, L.P. serves as the Fund’s investment adviser.
Sub-Adviser. Davis Selected Advisers–NY, Inc., a wholly owned subsidiary of the Adviser, serves as the Fund’s sub-adviser.
Portfolio Managers. As of the date of this prospectus, the Portfolio Managers listed below are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.
Portfolio Managers	Experience with this Fund	Primary Title with Investment Adviser or Sub-Adviser
Sobby Arora	Since September 2018	Vice President, Davis Selected Advisers–NY, Inc.
Dwight Blazin	Since February 2005	Vice President, Davis Selected Advisers–NY, Inc.
Pierce Crosbie	Since August 2009	Vice President, Davis Selected Advisers–NY, Inc.
Christopher Davis	Since October 2001	Chairman, Davis Selected Advisers, L.P.
Edward Yen	Since January 2015	Vice President, Davis Selected Advisers–NY, Inc.
Purchase and Sale of Fund Shares
Class A shares
Minimum Initial Investment	$1,000
Minimum Additional Investment	$25
You may sell (redeem) shares each day the New York Stock Exchange is open. Your transaction may be placed through your dealer or financial adviser, by writing to Davis Funds, P.O. Box 219197, Kansas City, MO 64121-9197, or telephoning 1-800-279-0279.
Tax Information
If the Fund earns income or realizes capital gains, it intends to make distributions that may be taxed as ordinary income, qualified dividend income or capital gains by federal, state and local authorities.
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Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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Additional Information About Investment Objective, Principal Strategies, and Principal Risks
This prospectus contains important information about investing in the Fund. Please read this prospectus carefully before you make any investment decisions. Additional information regarding the Fund is available at dsainternal.davis.local/html/fundinfo/fundinfo.html.
Investment Objective
The investment objective of the Davis Research Fund is long-term growth of capital. The investment objective of the Fund is not a fundamental policy and may be changed by the Board of Directors without a vote of shareholders. The Fund’s prospectus would be amended prior to any change in investment objective and shareholders would be provided at least 30 days’ notice before the change in investment objective was implemented.
Principal Investment Strategies
The principal investment strategies and risks for the Fund are described in more detail above and below. The prospectus and statement of additional information (“SAI”) contain a number of investment strategies and risks that may be important to consider even though they are not principal investment strategies or principal risks for the Fund. The prospectus also contains disclosure that describes Davis Advisors’ process for determining when the Fund may pursue a non-principal investment strategy.
Davis Advisors uses the Davis Investment Discipline to invest the Davis Research Fund’s portfolio principally in common stocks (including indirect holdings of common stock through Depositary Receipts) issued by large companies with market capitalizations of at least $10 billion. Historically, the Fund has invested a significant portion of its assets in foreign companies, and may also invest in mid- and small-capitalization companies.
Principal Risks of Investing in the Fund
If you buy shares of the Fund, you may lose some or all of the money that you invest. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The likelihood of loss may be greater if you invest for a shorter period of time. This section describes the principal risks (but not the only risks) that could cause the value of your investment in the Fund to decline and which could prevent the Fund from achieving its stated investment objective.
Common Stock Risk. Common stock represents ownership positions in companies. The prices of common stock fluctuate based on changes in the financial condition of their issuers and on market and economic conditions. Events that have a negative impact on a business probably will be reflected in a decline in the price of its common stock. Furthermore, when the total value of the stock market declines, most common stocks, even those issued by strong companies, likely will decline in value. Common stock is generally subordinate to an issuer’s other securities, including preferred, convertible, and debt securities.
Depositary Receipts Risk. Securities of a foreign company may involve investing in Depositary Receipts, which include American Depositary Receipts, European Depositary Receipts, and Global Depositary Receipts, which are certificates evidencing ownership of shares of a foreign issuer. These certificates, which may be sponsored or unsponsored, are issued by depositary banks and, generally, trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends, interest, and corporate actions. Depositary Receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, Depositary Receipts continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country. Depositary Receipts may trade at a discount or a premium to the underlying security and may be less liquid than the underlying securities listed on an exchange.
Emerging Market Risk. Securities of issuers in emerging and developing markets may offer special investment opportunities but present risks not found in more mature markets. Those securities may be more difficult to sell at an acceptable price and their prices may be more volatile than securities of issuers in more developed markets. For example, Chinese securities may be subject to increased volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information, and/or political and social instability. Settlements of trades may be subject to greater delays so that the Fund might not receive the proceeds of a sale of a security on a timely basis. In unusual situations, it may not be possible to repatriate sales proceeds in a timely fashion. These investments may be very speculative.
Emerging markets might have less developed trading markets and exchanges. These countries may have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions on withdrawing the sale proceeds of securities from the country. Companies operating in emerging markets may not be subject to U.S. prohibitions against doing business with countries that are state sponsors of terrorism. Economies of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Governments may be more unstable and present greater risks of nationalization, expropriation, or restrictions on foreign ownership of stocks of local companies.
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As of September 30, 2025, the emerging market countries were: Bahrain, Bangladesh, Benin, Bermuda, Brazil, Burkina Faso, Chile, China, Colombia, Croatia, Czech Republic, Egypt, Estonia, Greece, Guinea-Bissau, Hungary, Iceland, India, Indonesia, Ivory Coast, Jordan, Kazakhstan, Kenya, Korea, Kuwait, Latvia, Lithuania, Malaysia, Mali, Mauritius, Mexico, Morocco, Niger, Oman, Pakistan, Peru, Philippines, Poland, Qatar, Romania, Saudi Arabia, Senegal, Serbia, Slovenia, South Africa, Sri Lanka, Taiwan, Thailand, Togo, Tunisia, Turkey, United Arab Emirates, and Vietnam. Additionally, certain countries that are not on this list may be included at Davis Advisor’s discretion.
Fees and Expenses Risk. The Fund may not earn enough through income and capital appreciation to offset its operating expenses. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return that a shareholder may earn by investing in a fund even when that fund has favorable performance. A low-return environment, or a bear market, increases the risk that a shareholder may lose money.
Foreign Country Risk. Foreign companies may issue both equity and fixed income securities. A company may be classified as either “domestic” or “foreign” depending upon which factors the Adviser considers most important for a given company. Factors that the Adviser considers in classifying a company as domestic or foreign include: (1) whether the company is organized under the laws of the United States or a foreign country; (2) whether the company’s securities principally trade in securities markets outside of the United States; (3) the source of the majority of the company’s revenues or profits; and (4) the location of the majority of the company’s assets. The Adviser generally follows the country classification indicated by a third-party service provider but may use a different country classification if the Adviser’s analysis of the four factors provided above, or other factors that the Adviser deems relevant, indicate that a different country classification is more appropriate. Foreign country risk can be more focused on factors concerning specific countries or geographic areas when the Fund’s holdings are more focused in these countries or geographic areas.
The Fund may invest a significant portion of its assets in securities issued by companies operating, incorporated, or principally traded in foreign countries. Investing in foreign countries involves risks that may cause the Fund’s performance to be more volatile than it would be if the Fund invested solely in the United States. Foreign economies may not be as strong or as diversified, foreign political systems may not be as stable and foreign financial reporting standards may not be as rigorous as they are in the United States. In addition, foreign capital markets may not be as well developed, so securities may be less liquid, transaction costs may be higher, and investments may be subject to more government regulation. When the Fund invests in foreign securities, its operating expenses are likely to be higher than those of an investment company investing exclusively in U.S. securities, since the custodial and certain other expenses associated with foreign investments are expected to be higher.
Foreign Currency Risk. Securities issued by foreign companies in foreign markets are frequently denominated in foreign currencies. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. For example, when the Fund holds a security that is denominated in a foreign currency, a decline of that foreign currency against the U.S. dollar would generally cause the value of the Fund’s shares to decline. The Fund may, but generally does not, hedge its currency risk.
Headline Risk. Davis Advisors seeks to acquire companies with durable business models that can be purchased at attractive valuations relative to what Davis Advisors believes to be the companies’ intrinsic values. Davis Advisors may make such investments when a company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company’s financial reports or corporate governance may be challenged, the company’s public filings may disclose a weakness in internal controls, greater government regulation may be contemplated, or other adverse events may threaten the company’s future. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time and the company’s stock may never recover or may become worthless.
Large-Capitalization Companies Risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large-capitalization companies. Large-capitalization companies generally experience slower rates of growth in earnings per share than do mid- and small-capitalization companies.
Manager Risk. Poor security selection or focus on securities in a particular sector, category, or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. Even if the Adviser implements the intended investment strategies, the implementation of the strategies may be unsuccessful in achieving the Fund’s investment objective.
Mid- and Small-Capitalization Companies Risk. Companies with less than $10 billion in market capitalization are considered by the Adviser to be mid- or small-capitalization companies. Investing in mid- and small-capitalization companies may be more risky than investing in large-capitalization companies. Smaller companies typically have more limited product lines, markets, and financial resources than larger companies and their securities may trade less frequently and in more limited volume than those of larger, more mature companies. Securities of these companies may be subject to volatility in their prices. They may have a limited trading market, which may adversely affect the Fund’s ability to dispose of them and can reduce the price the Fund might be able to obtain for them. Other investors that own a security issued by a mid- or small-capitalization company for whom there is limited liquidity might trade the security when the Fund is attempting to dispose of its holdings in that security. In that case, the Fund might receive a lower price for its holdings than otherwise might be obtained. Mid- and small-capitalization companies also may be unseasoned. These include companies that have been in operation for less than three years, including the operations of any predecessors.
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Shareholder Concentration Risk. From time to time, a relatively large percentage (over 20%) of the Fund’s shares may be held by related shareholders. A large redemption by one or more of such shareholders may: (1) reduce the Fund’s liquidity, (2) increase the Fund’s transactions and transaction costs, (3) result in substantial capital gains distributions for shareholders, and (4) increase the Fund’s ongoing operating expenses, which could negatively impact the remaining shareholders of the Fund.
Stock Market Risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines. As an example, U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political, and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic, uncertainties regarding interest rates, rising inflation, trade tensions, and the threat of tariffs and/or retaliatory tariffs imposed by the U.S. and other countries. While COVID-19 is no longer a global pandemic as of 2023, the recovery from COVID-19 may last for a prolonged period of time. In addition, as a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war may continue to contribute to market volatility. Further, the Israel-Hamas war may lead to overall economic uncertainty and negative impacts on the global economy and major financial markets. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities, and the normal operations of securities exchanges and other markets. Continuing market volatility as a result of recent market conditions, U.S. political developments, or other events may have an adverse effect on the performance of the Fund.
An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
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Additional Information About Expenses, Fees, and Performance
All Fund results in this prospectus reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, Fund results reflect any fee waivers and/or expense reimbursements in effect during the periods presented.
Information Concerning the Annual Total Returns for the Life of Class
Annual Total Returns for the Life of Class (For the periods ended December 31, 2024, with maximum sales charge)
Class A shares return before taxes	8.43%
Average annual total returns for life are for the periods from the commencement of investment operations on October 31, 2001.
Information Concerning After-Tax Returns
As of the date of this prospectus, the tax rates are 37% for ordinary income, 20% for qualified income, and 20% for long-term capital gains. An additional 3.8% tax imposed by the Affordable Care Act is included on all investment income as part of the highest marginal rate used in all after-tax performance calculations.
Non-Principal Investment Strategies and Risks
Davis Funds may implement investment strategies that are not principal investment strategies if, in the Adviser’s professional judgment, the strategies are appropriate. A strategy includes any policy, practice, or technique used by the Fund to achieve its investment objective. Whether a particular strategy, including a strategy to invest in a particular type of security, is a principal investment strategy depends on the strategy’s anticipated importance in achieving the Fund’s investment objective and how the strategy affects the Fund’s potential risks and returns. In determining what is a principal investment strategy, the Adviser considers, among other things, the amount of the Fund’s assets expected to be committed to the strategy, the amount of the Fund’s assets expected to be placed at risk by the strategy, and the likelihood of the Fund losing some or all of those assets from implementing the strategy. Non-principal investment strategies are generally those investments that constitute less than 5% to 10% of the Fund’s assets, depending upon their potential impact on the investment performance of the Fund.
While the Adviser expects to pursue the Fund’s investment objective by implementing the principal investment strategies described in this prospectus, the Adviser may employ non-principal investment strategies or securities if, in Davis Advisors’ professional judgment, the securities, trading, or investment strategies are appropriate. Factors that Davis Advisors considers in pursuing these other strategies include whether the strategy: (1) is likely to be consistent with shareholders’ reasonable expectations; (2) is likely to assist the Adviser in pursuing the Fund’s investment objective; (3) is consistent with the Fund’s investment objective; (4) will not cause the Fund to violate any of its fundamental or non-fundamental investment restrictions; and (5) will not materially change the Fund’s risk profile from the risk profile that results from following the principal investment strategies as described in this prospectus and further explained in the SAI, as amended from time to time.
Concentrated Shareholder Base. Only current and former directors, officers and employees of the Fund or its investment adviser and sub-adviser (and the investment adviser itself and affiliated companies) are eligible to purchase shares. Ownership of Fund shares may be concentrated in only a few investors. A redemption by a single investor could result in a large outflow that may negatively impact the performance and expenses of the Fund. Please see the SAI for a table listing the name and holdings of each account known by the Fund to be a record owner of more than 5% of the outstanding shares.
Repurchase Agreements. The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund purchases government securities and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. Income from repurchase agreements may not be exempt from state and local taxation. Repurchase agreements often offer a higher yield than investments directly in government securities. The resale price reflects the purchase price plus an agreed-on incremental amount, which is unrelated to the coupon rate or maturity of the purchased security. The repurchase obligation of the seller is, in effect, secured by the underlying securities. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including (1) possible decline in the value of the collateral during the period, while the Fund seeks to enforce its rights thereto; (2) possible loss of all or a part of the income during this period; and (3) expenses of enforcing its rights.
The Fund will enter into repurchase agreements only when the seller agrees that the value of the underlying securities, including accrued interest (if any), will at all times be equal to or exceed the value of the repurchase agreement. The Fund may enter into tri-party repurchase agreements in which a third-party custodian bank ensures the timely and accurate exchange of cash and collateral. The majority of these transactions run from day-to-day and delivery pursuant to the resale typically occurs within one to seven days of the purchase. The Fund normally will not enter into repurchase agreements maturing in more than seven days.
Liquidity Risk Management. While it is not anticipated to be an issue, the Fund’s Portfolio is managed with the restrictions and requirements of the Liquidity Rule’s limitations in mind, by the implementation of a Liquidity Risk Management Program (the “LRMP”). The Adviser monitors the adequacy and effectiveness of the implementation of the LRMP on an ongoing basis.
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This monitoring includes a review of the Fund’s liquidity risk based on a variety of factors including the Fund’s: (1) investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, and (4) borrowing arrangements and other funding sources. The Liquidity Rule places a 15% limit on the Fund’s illiquid investments and requires a fund that does not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of that fund’s net assets in highly liquid investments (highly liquid investment minimum or HLIM). The LRMP includes provisions and safeguards that are reasonably designed to comply with the 15% limit on illiquid investments and the Fund is currently classified as a fund that primarily holds highly liquid investments. The LRMP includes the classification, no less than monthly, of the Davis Funds' investments into one of four liquidity classifications as provided for in the Liquidity Rule.
At a recent meeting of the Fund’s Board of Directors, the Adviser provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the LRMP from April 1, 2024, through March 31, 2025. The report concluded that the LRMP is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk. There can be no guarantee that the LRMP will achieve its objectives in the future.
Restricted and Illiquid Securities. The Fund may invest in restricted securities that are subject to contractual restrictions on resale. The Fund is prohibited from purchasing or holding illiquid securities (which may include restricted securities) if more than 15% of the Fund’s net assets would then be illiquid. If illiquid securities were to exceed 15% of the value of the Fund’s net assets, the Adviser would attempt to reduce the Fund’s investment in illiquid securities in an orderly fashion. Companies whose securities are not publicly traded may not be subject to the disclosure or other investor protection requirements that would be applicable if their securities were publicly traded.
The restricted securities that the Fund may purchase include securities that have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), but are eligible for purchase and sale pursuant to Rule 144A (“Rule 144A Securities”). This Rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities even though such securities are not registered under the 1933 Act. The Adviser, under criteria established by the Fund’s Board of Directors, will consider whether Rule 144A Securities being purchased or held by the Fund are illiquid and thus subject to the Fund’s policy limiting investments in illiquid securities. In making this determination, the Adviser will consider the frequency of trades and quotations, the number of dealers and potential purchasers, dealer undertakings to make a market, and the nature of the security and the marketplace trades (for example, the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A Securities also will be monitored by the Adviser and if, as a result of changed conditions, it is determined that a Rule 144A Security is no longer liquid, the Fund’s holding of illiquid securities will be reviewed to determine what, if any, action is required in light of the policy limiting investments in such securities. Investing in Rule 144A Securities could have the effect of increasing the amount of investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.
The Fund may also invest in securities of U.S. and non-U.S. issuers that are issued through private offerings pursuant to Regulation S of the 1933 Act, as amended. Regulation S securities are subject to legal or contractual restrictions on resale. These securities may be considered illiquid, as described above. Although Regulation S securities may be resold in privately negotiated transactions, the price realized from these sales could be less than the price paid by the Fund. Companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded.
See the Fund’s SAI for additional information regarding restricted and illiquid securities.
Short-Term Investments. The Fund may use short-term investments, such as treasury bills and repurchase agreements, to maintain flexibility while evaluating long-term opportunities.
Temporary Defensive Investments. The Fund may, but is not required to, use short-term investments for temporary defensive purposes. In the event that Davis Advisors’ Portfolio Managers anticipate a decline in the values of the companies in which the Fund invests (due to economic, political, or other factors), the Fund may reduce its risk by investing in short-term securities until market conditions improve. While the Fund is invested in short-term investments, it will not be pursuing its long-term growth of capital investment objective. Unlike equity securities, these investments will not appreciate in value when the market advances and will not contribute to long-term growth of capital.
For more details concerning current investments and market outlook, please see the Fund’s most recent shareholder report.
Management and Organization
Davis Selected Advisers, L.P. (“Davis Advisors”) serves as the investment adviser for each of the Davis Funds. Davis Advisors’ offices are located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85756. Davis Advisors provides investment advice for Davis Funds, manages their business affairs and provides day-to-day administrative services. Davis Advisors also serves as investment adviser for other mutual funds, exchange-traded funds and institutional and individual clients. For the fiscal year-ended July 31, 2025, Davis Advisors’ net management fee paid by the Fund for its services (based on average net assets) was 0.55%. A discussion regarding the basis for the approval of the Fund’s investment advisory and service agreement by the Fund’s Board of Directors is contained in the Fund’s most recent annual Form N-CSR financial statements.
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Davis Selected Advisers–NY, Inc. serves as the sub-adviser for the Davis Funds. Davis Selected Advisers–NY, Inc.’s offices are located at 620 Fifth Avenue, 3rd Floor, New York, New York 10020. Davis Selected Advisers–NY, Inc. provides investment management and research services for the Davis Funds and other institutional clients, and is a wholly owned subsidiary of Davis Advisors. Davis Selected Advisers–NY, Inc.’s fee is paid by Davis Advisors, not Davis Funds.
Execution of Portfolio Transactions. Davis Advisors places orders with broker-dealers for the portfolio transactions of Davis Funds. Davis Advisors seeks to place portfolio transactions with brokers or dealers who will execute transactions as efficiently as possible and at the most favorable net price. In placing executions and paying brokerage commissions or dealer markups, Davis Advisors considers price, commission, timing, competent block trading coverage, capital strength and stability, research resources, and other factors. Subject to best price and execution, Davis Advisors may place orders for Davis Funds' portfolio transactions with broker-dealers who have sold shares of Davis Funds. However, when Davis Advisors places orders for Davis Funds' portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of Davis Funds. In placing orders for Davis Funds' portfolio transactions, the Adviser does not commit to any specific amount of business with any particular broker-dealer.
Over the last three fiscal years, the Fund paid the following brokerage commissions:
Fiscal Year-Ended July 31,	2025	2024	2023
Brokerage commissions paid:	$10,077	$5,989	$2,192
Brokerage as a percentage of average net assets:	0.01%	0.01%	0.01%
Portfolio Managers
Davis Advisors uses a system of multiple Portfolio Managers to manage Davis Research Fund. Under this approach, the portfolio of the Fund is divided into segments managed by individual Portfolio Managers. Christopher Davis is the Portfolio Manager responsible for overseeing and allocating segments of the Fund’s assets to the other Portfolio Managers. As of the date of this prospectus, the portfolio managers listed below are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. In addition, a limited portion of the Fund’s assets are managed by Davis Advisors’ research analysts, subject to review by Christopher Davis and the Portfolio Review Committee. Portfolio Managers decide how their respective segments will be invested. All investment decisions are made within the parameters established by the Fund’s investment objectives, strategies, and restrictions.
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Sobby Arora has served as a research analyst of Davis Research Fund since September 2018 and also serves as a research analyst for other equity funds advised by Davis Advisors. Mr. Arora joined Davis Advisors in 2017.
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Dwight Blazin has served as a research analyst of Davis Research Fund since February 2005 and also serves as a research analyst for other equity funds advised by Davis Advisors. Mr. Blazin joined Davis Advisors in 1997.
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Pierce Crosbie has served as a research analyst of Davis Research Fund since August 2009 and also serves as a research analyst for other equity funds advised by Davis Advisors. Mr. Crosbie joined Davis Advisors in 2008.
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Christopher Davis has served as the research adviser of Davis Research Fund since its inception on October 31, 2001, and also manages other equity funds advised by Davis Advisors. Mr. Davis has served as an analyst and Portfolio Manager for Davis Advisors since 1989. As research adviser, Mr. Davis oversees the research analysts of Davis Research Fund and allocates segments of the Fund to each of them to invest.
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Edward Yen has served as a research analyst of Davis Research Fund since January 2015 and also serves as a research analyst for other equity funds advised by Davis Advisors. Mr. Yen joined Davis Advisors in 2013.
The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ investments in the Fund.
Certain Portfolio Managers may serve on the board(s) of public companies where they, from time to time, may have access to material, non-public information (“MNPI”). Davis Advisors has instituted policies and procedures to ensure that these Portfolio Managers will not be able to utilize MNPI for their own benefit or for any of the accounts they manage.
Shareholder Information
Procedures and Shareholder Rights Are Described by Current Prospectus and Other Disclosure Documents
Investors should look to the most recent prospectus and SAI, as amended or supplemented from time to time, for information concerning the Fund, including information on how to purchase and redeem Fund shares and how to contact the Fund. The most recent prospectus and SAI (including any supplements or amendments thereto) will be on file with the Securities and Exchange Commission as part of the Fund’s registration statement. Please also see the back cover of this prospectus for information on other ways to obtain information about the Fund.
How Your Shares Are Valued
Once you open your Davis Funds account, you may purchase or sell shares at the net asset value (“NAV”) next determined after the Davis Funds’ transfer agent or other “qualified financial intermediary” (a financial institution that has entered into a contract with Davis Advisors or its affiliates to offer, sell, and redeem shares of the Fund) receives your request to purchase or
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sell shares in “good order.” A request is in good order when all documents which are required to constitute a legal purchase or sale of shares have been received by the Davis Funds’ transfer agent or other qualified financial intermediary (as defined above). The documents required to achieve good order vary depending upon a number of factors (are shares held in a joint account or a corporate account, has the account had a recent address change, etc.). Contact your broker or Davis Funds if you have questions about what documents will be required.
If your purchase or sale order is received in good order prior to the close of trading on the New York Stock Exchange (“NYSE”), your transaction will be executed that day at that day’s NAV. If your purchase or sale order is received in good order after the close of the NYSE, your transaction will be processed the next business day at that next day’s NAV. The NAV is calculated by Davis Funds for each class of shares issued by the Fund as of the close of trading on the NYSE, normally 4:00 p.m., Eastern time, on each day when the NYSE is open. NYSE holidays currently include New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
The NAV of each class of shares is determined by taking the value of the class of shares’ total assets, subtracting the class of shares’ liabilities, and then dividing the result (net assets) by the number of outstanding shares of the class of shares. Since the equity funds invest in securities that may trade in foreign markets on days other than when Davis Funds calculate their NAVs, the value of the Fund’s portfolio may change on days that shareholders will not be able to purchase or redeem shares in the Fund.
Valuation of Portfolio Securities
The Board of Directors of the Davis Funds has delegated the determination of fair value of securities to Davis Selected Advisers, L.P. The Adviser has implemented policies and procedures that govern the pricing of securities for the Davis Funds, as discussed below:
Davis Funds value securities for which market quotations are readily available at current value. Short-term investments purchased within 60 days to maturity and of sufficient credit quality are valued at amortized cost, which approximates fair value. Securities listed on the NYSE, NASDAQ, and other national exchanges are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued.
Securities, including illiquid or restricted securities, for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures. Fair valuation is based on subjective factors and, as a result, the fair value price of a security may differ from the security’s market price and may not be the price at which the security may be sold. Fair valuation could result in a different NAV than an NAV determined by using market quotations. The Board of Directors reviews and discusses with management a summary of fair valued securities in quarterly board meetings.
In general, foreign securities are more likely to require a fair value determination than domestic securities because circumstances may arise between the close of the market on which the securities trade and the time when the Fund values its portfolio securities, which may affect the value of such securities. Securities denominated in foreign currencies and traded in foreign markets will have their values converted into U.S. dollar equivalents at the prevailing exchange rates as computed by State Street Bank and Trust Company. Fluctuation in the values of foreign currencies in relation to the U.S. dollar may affect the net asset value of the Fund’s shares even if there has not been any change in the foreign currency prices of the Fund’s investments.
Securities of smaller companies are also generally more likely to require a fair value determination because they may be thinly traded and less liquid than traditional securities of larger companies.
The Fund may occasionally be entitled to receive award proceeds from litigation relating to an investment security. The Fund generally does not recognize a gain on contingencies until such payment is certain, which in most cases is when it receives payment.
To the extent that the Fund’s portfolio investments trade in markets on days when the Fund is not open for business, the Fund’s NAV may vary on those days. In addition, trading in certain portfolio investments may not occur on days the Fund is open for business because markets or exchanges other than the NYSE may be closed. If the exchange or market on which the Fund’s underlying investments are primarily traded closes early, the NAV may be calculated prior to its normal market calculation time. For example, the primary trading markets for the Fund may close early on the day before certain holidays and the day after Thanksgiving.
Fixed income securities may be valued at prices supplied by the Davis Funds' pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Government bonds, corporate bonds, asset-backed bonds, convertible securities, and high-yield or junk bonds are normally valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institutional trading in similar groups of securities, developments related to special securities,
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dividend rate, maturity, and other market data. Prices for fixed income securities received from pricing services sometimes represent best estimates. In addition, if the prices provided by the pricing service and independent quoted prices are unreliable, the Adviser will arrive at its own fair valuation using its fair value procedures.
Portfolio Holdings
A description of Davis Funds' policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the SAI.
The Fund’s complete schedule of investments are filed with the SEC on Form N-CSR (as of the end of the second and fourth quarters) and on Form N-PORT Part F (as of the end of the first and third quarters). The Fund’s Forms N-CSR (Annual and Semi-Annual Reports) and N-PORT Part F are available, without charge, upon request, by calling 1-800-279-0279, on the Davis Funds' website at dsainternal.davis.local/html/fundinfo/fundinfo.html, and on the SEC’s website at www.sec.gov.
How Davis Funds Pay Earnings
There are two ways you can receive payments from the Davis Fund you invest in:
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Dividends. Dividends are distributions to shareholders of net investment income and short-term capital gains on investments.
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Capital Gains. Capital gains are profits received by the Fund from the sale of securities held for the long term, which are then distributed to shareholders.
If you would like information about when a particular Davis Fund pays dividends and distributes capital gains, please call 1-800-279-0279. Unless you choose otherwise, Davis Funds will automatically reinvest your dividends and capital gains in additional Fund shares.
You can request to have your dividends and capital gains paid to you by check or deposited directly into your bank account. Dividends and capital gains of $50 or less will not be sent by check but will be reinvested in additional Fund shares.
Davis Funds also offer a Dividend Diversification Program which allows you to have your dividends and capital gains from one Davis Fund reinvested in shares of another Davis Fund.
You will receive a statement each year detailing the amount of all dividends and capital gains paid to you during the previous year. To ensure that these distributions are reported properly to the U.S. Treasury, you must certify on your Davis Funds Application Form or on IRS Form W-9 that your Taxpayer Identification Number is correct and you are not subject to backup withholding. If you are subject to backup withholding or if you did not certify your Taxpayer Identification Number, the IRS requires Davis Funds to withhold a percentage of any dividends paid and redemption or exchange proceeds received.
How to Put Your Dividends and Capital Gains to Work
You can have all of your dividends and capital gains automatically invested in the same Fund or the same share class of any other Davis Fund. To be eligible for the Dividend Diversification Program, all accounts involved must be registered under the same name and same class of shares and have a minimum initial value of $1,000 for Class A shares. See “How to Open an Account” for details. Shares are purchased at the chosen Fund’s net asset value on the dividend payment date. You can make changes to your selection or withdraw from the program at any time. To participate in this program, fill out the “Distribution Options” section of the Application Form. If you wish to establish this program after your account has been opened, call for more information.
Dividends and Distributions
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Davis New York Venture Fund ordinarily distributes its dividends and capital gains, if any, in June and December.
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Other Davis long-term growth funds (i.e., Davis Research Fund, Davis Opportunity Fund, Davis Financial Fund, Davis Global Fund and Davis International Fund) ordinarily distribute dividends and capital gains, if any, in December.
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The Davis growth & income funds (i.e., Davis Real Estate Fund and Davis Balanced Fund) ordinarily distribute dividends quarterly and capital gains, if any, in December.
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Davis Government Bond Fund and Davis Government Money Market Fund ordinarily distribute dividends monthly. Davis Government Bond Fund ordinarily distributes capital gains, if any, in December. Davis Government Money Market Fund does not ordinarily distribute capital gains.
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When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment. Davis Government Bond Fund’s and Davis Government Money Market Fund’s net asset values are not affected by dividend payments.
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You may elect to reinvest dividend and/or capital gain distributions to purchase additional shares of any Davis Fund or you may elect to receive them in cash. Many shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.
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If a dividend or capital gain distribution is for an amount less than $50, the Fund will not issue a check. Instead, the dividend or capital gain distribution will be automatically reinvested in additional shares of the Fund.
Prospectus | Davis Funds | 14

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If a dividend or capital gain distribution check remains uncashed for four months or is undeliverable by the United States Postal Service, the Fund may reinvest the dividend or capital gain distribution in additional shares of the Fund promptly after making this determination and future dividends and capital gains distributions will be automatically reinvested in additional shares of the Fund.
Federal Income Taxes
Taxes on Distributions
Distributions you receive from the Fund may be subject to income tax and may also be subject to state or local taxes, unless you are exempt from taxation. Shareholders that are investing through a taxable account should consider the embedded gains or losses of the Fund. For example, a new shareholder could be subject to taxes on a distribution they receive from the Fund that was earned when they were not a shareholder. It is important to note that investors are only taxed on their own economic income over the life of the investment. The embedded gains or losses for the Fund are disclosed in the most recent annual and semi-annual report.
For federal tax purposes, any taxable dividends and distributions of short-term capital gains are treated as ordinary income. The Fund’s distributions of net long-term capital gains are taxable to you as long-term capital gains. Any taxable distributions you receive from the Fund will normally be taxable to you when made, regardless of whether you reinvest distributions or receive them in cash.
Davis Funds will send you a statement each year showing the tax status of your Fund distributions.
Taxes on Transactions
Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.
More information concerning federal taxes is available in the SAI. Davis Advisors recommends that you consult with a tax adviser about dividends and capital gains that you may receive from Davis Funds.
Fees and Expenses of the Fund
The Fund must pay operating fees and expenses.
Management Fee
The management fee covers the normal expenses of managing the Fund, including compensation, research costs, corporate overhead expenses and related expenses. The difference in the fee structure between the classes is primarily the result of their separate arrangements for shareholder and distribution services and is not the result of any difference in the amounts charged by Davis Advisors for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance.
12b-1 Fees
The Davis Funds have Plans of Distribution, or “12b-1 Plans” under which the Funds may use their own assets to finance distribution activities. The 12b-1 Plans are used primarily to pay dealers and other institutions for providing services to the Funds’ shareholders. The 12b-1 Plans provide for annual distribution expenses of up to 0.25% of the average daily net asset value of the Class A shares.
For Class A shares, up to 0.25% of distribution expenses may be used to pay service fees to qualified dealers providing certain shareholder services. These services may include, but are not limited to, assessing a client’s investment needs and recommending suitable investments on an ongoing basis.
Davis Research Fund only offers Class A shares at this time. Davis Research Fund Class A shares are not currently subject to a 12b-1 fee.
Other Expenses
Other expenses include miscellaneous fees from affiliated and outside service providers. These fees may include legal, audit, custodial fees, the costs of printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences, and payments to third parties that provide recordkeeping services or administrative services for investors in the Fund.
Total Fund Operating Expenses
The total cost of operating a mutual fund is reflected in its expense ratio. A shareholder does not pay operating costs directly. Instead, operating costs are deducted before the Fund’s NAV is calculated and are expressed as a percentage of the Fund’s average daily net assets. The effect of these fees is reflected in the performance results for that class of shares. Investors should examine total operating expenses closely in the prospectus, especially when comparing one fund with another fund in the same investment category.
Prospectus | Davis Funds | 15

Fees Paid to Dealers and Other Financial Intermediaries
Broker-dealers and other financial intermediaries (“Qualifying Dealers”) may charge Davis Distributors, LLC (the “Distributor”) or the Adviser substantial fees for selling the Fund’s shares and providing continuing support to shareholders. The fees charged by Qualifying Dealers may include, but are not limited to: (1) sales commissions from sales charges paid by purchasing shareholders; (2) distribution and service fees from the Fund’s 12b-1 distribution plans; (3) recordkeeping fees from the Fund for providing recordkeeping services to investors who hold the Fund’s shares through dealer-controlled omnibus accounts; and (4) other fees, described below, paid by Davis Advisors or the Distributor from their own resources.
Qualifying Dealers may, as a condition to distributing shares of Davis Funds, request that the Distributor, or the Adviser, pay or reimburse the Qualifying dealer for: (1) marketing support payments, including business planning assistance, client servicing and data analytics, educating personnel about Davis Funds and shareholder financial planning needs, placement on the Qualifying dealer’s list of offered funds, and access to sales meetings, sales representatives and management representatives of the Qualifying dealer; and (2) financial assistance charged to allow the Distributor to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events, and other dealer-sponsored events. These additional fees are sometimes referred to as “revenue sharing” payments. A number of factors are considered in determining fees paid to Qualifying Dealers, including the dealer’s sales and assets and the quality of the dealer’s relationship with the Distributor. Fees are generally based on the value of shares of the Fund held by the Qualifying dealer or financial institution for its customers or based on sales of Fund shares by the dealer or financial institution, or a combination thereof. In some cases, the charges or fees may be a negotiated lump sum payment. Davis Advisors may use its profits from the advisory fee it receives from the Fund to pay some or all of these fees. Some Qualifying Dealers may also choose to pay additional compensation to their registered representatives who sell the Fund. Such payments may be associated with the status of the Fund on a Qualifying dealer’s preferred list of funds or otherwise associated with the Qualifying dealer’s marketing and other support activities. The foregoing arrangements may create an incentive for the Qualifying Dealers, brokers, or other financial institutions, as well as their registered representatives, to sell Davis Funds rather than other funds.
In 2025, the Distributor, or the Adviser, was charged additional fees by the Qualifying Dealers listed below. The Distributor or the Adviser paid these fees from its own resources. These Qualifying Dealers may provide Davis Funds enhanced sales and marketing support and financial advisers employed by the Qualifying Dealers may recommend Davis Funds rather than other funds. Qualifying Dealers may be added or deleted at any time.
ADP Broker Dealer, Inc.; Ameriprise Financial Services, Inc.; Charles Schwab & Co., Inc.; Empower Financial Services; Fidelity Brokerage Services LLC; Fidelity Investments Institutional Services Company Inc.; Genworth Life and Annuity Insurance Company; Genworth Life Insurance Company of New York; John Hancock Trust Co., LLC; LPL Financial Corporation; Marshall & Ilsley Trust Company; Matrix Settlement; Merrill Lynch Life Insurance Co.; Merrill Lynch, Pierce, Fenner & Smith, Inc.; Morgan Stanley Smith Barney LLC; Nationwide Financial Services, Inc.; Pershing LLC; Principal Financial Group; Raymond James & Associates, Inc.; T. Rowe Price Retirement Plan Services, Inc.; Talcott Resolution Life Insurance; Teachers Insurance and Annuity Association of America; Transamerica Advisors Life Insurance Company; Transamerica Advisors Life Insurance Company of New York; Transamerica Retirement Solutions Corp.; UBS Financial Services, Inc.; The Vanguard Group, Inc.; Vanguard Marketing Corporation; Voya Retirement; Voya Retirement Insurance & Annuity; and Wells Fargo Advisors LLC.
In addition, the Distributor may, from time-to-time, pay additional cash compensation or other promotional incentives to authorized dealers or agents who sell shares of Davis Funds. In some instances, such cash compensation or other incentives may be offered only to certain dealers or agents who employ registered representatives who have sold or may sell significant amounts of shares of Davis Funds during specified periods of time.
Although Davis Funds may use brokers who sell shares of the Fund to execute portfolio transactions, the Fund does not consider the sale of Fund shares as a factor when selecting brokers to execute portfolio transactions.
Investors should consult their financial intermediaries regarding the details of payments they may receive in connection with the sale of Fund shares.
Due Diligence Meetings. The Distributor routinely sponsors due diligence meetings for registered representatives, during which they receive updates on various Davis Funds and are afforded the opportunity to speak with the Fund’s Portfolio Managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in Davis Funds, however, are more likely to be considered. To the extent permitted by their firm’s policies and procedures, registered representatives’ expenses in attending these meetings may be covered by the Distributor.
Seminars and Educational Meetings. The Distributor may defray certain expenses of Qualifying Dealers incurred in connection with seminars and other educational efforts subject to the Distributor’s policies and procedures governing payments for such seminars. The Distributor may share expenses with Qualifying Dealers for costs incurred in conducting training and educational meetings about various aspects of the Davis Funds for the employees of Qualifying Dealers. In addition, the Distributor may share expenses with Qualifying Dealers for costs incurred in hosting client seminars at which the Fund is discussed.
Prospectus | Davis Funds | 16

Recordkeeping Fees. Certain Qualifying Dealers have chosen to maintain “omnibus accounts” with Davis Funds. In an omnibus account, the Fund maintains a single account in the name of the Qualifying dealer and the dealer maintains all of its clients’ individual shareholder accounts. Likewise, for many retirement plans, a third-party administrator may open an omnibus account with Davis Funds and the administrator will then maintain all of the participant accounts. Davis Advisors, on behalf of the Fund, enters into agreements whereby the Fund is charged by the Qualifying dealer or administrator for such recordkeeping services.
Recordkeeping services typically include: (1) establishing and maintaining shareholder accounts and records; (2) recording shareholder account balances and changes thereto; (3) arranging for the wiring of funds; (4) providing statements to shareholders; (5) furnishing proxy materials, periodic Davis Funds reports, prospectuses, and other communications to shareholders as required; (6) transmitting shareholder transaction information; and (7) providing information in order to assist the Davis Funds in its compliance with state securities laws. Each Davis Fund, typically, would be paying these shareholder servicing fees directly if a Qualifying dealer did not hold all customer accounts in a single omnibus account with each Davis Fund.
Other Compensation. The Distributor may, from its own resources and not from the Fund’s, pay additional fees to the extent not prohibited by state or federal laws, the Securities and Exchange Commission (SEC), or any self-regulatory agency such as the Financial Industry Regulatory Authority (FINRA).
How to Choose a Share Class (Class A Shares)
Davis Research Fund only offers Class A shares.
Class A shares may be best for you if you are a long-term investor who is willing to pay the entire sales charge at the time of purchase.
For any investment below $100,000, you buy Class A shares at their net asset value per share plus a sales charge, which is approximately 4.75% of the offering price (see table below). The term “offering price” includes the front-end sales charge.
There is no limit to how much you can invest in this share class.
Davis Research Fund Class A shares are not currently subject to a 12b-1 fee. Other Davis Funds (other than Davis Government Money Market Fund) pay a distribution fee of up to 0.25% of the average daily net assets, each year you hold the shares.
Class A Shares Sales Charges
(For all Davis Funds, except Davis Government Money Market Fund)
Amount of Purchase	Sales Charge Approximate percentage of offering price	Sales Charge Approximate percentage of net amount invested	Amount of Sales Charge Retained by Dealer Percentage of offering price
Under $100,000	4.75%	4.99%	4.00%
$100,000-$249,999	3.50%	3.63%	3.00%
$250,000-$499,999	2.50%	2.56%	2.00%
$500,000-$749,999	2.00%	2.04%	1.75%
$750,000-$999,999	1.00%	1.01%	0.75%
$1 million or more*	None	None	None
*
You pay no front-end sales charge on purchases of $1 million or more, but if you sell those shares (in any Davis Fund other than Davis Government Money Market Fund) within the first year, a deferred sales charge of 0.50% may be deducted from the redemption proceeds as a percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares.
Because of rounding, the front-end sales charge you pay, when expressed as a percentage of the offering price, may be higher or lower than the amount stated in the above fee table.
The Distributor may pay commissions to the dealer of record (on Davis Funds other than Davis Government Money Market Fund) on purchases at the annual rate described in the table below. Commissions may be paid on either: (1) Class A share purchases of $1 million or more; or (2) Class A share purchases (net of redemptions) in retirement plans that qualify for sales at net asset value. The commission will be paid only on purchases that were not previously subject to a front-end sales charge or dealer concession.
Amount of Purchase	Commission
First $5 million	0.50%
Amounts thereafter	0.25%
The Fund may reimburse the Distributor for these payments through its Plans of Distribution. If distribution fee limits have already been reached for the year, the Distributor itself will pay the commissions.
Reduction of Class A Shares Initial Sales Charge
To receive a reduction in your Class A initial sales charge, you must let your financial adviser or Davis Funds know at the time you purchase shares that you qualify for such a reduction. If you do not let your adviser or Davis Funds know that you are eligible for a reduction, you may not receive a sales charge discount to which you are otherwise entitled.
Prospectus | Davis Funds | 17

As the table above shows, the sales charge gets smaller as your purchase amount increases. There are several ways you may combine purchases to qualify for a lower sales charge. To qualify for a reduction in Class A shares’ initial sales charge, you must provide records (generally, account statements are sufficient; your broker may require additional documents) of all Davis Funds shares owned that you wish to count towards the sales charge reduction.
You Can Combine Purchases of Class A Shares
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With other “immediate family” members. To receive a reduced Class A sales charge, investments made by yourself, your spouse, and any children under the age of 21 may be aggregated if made for your own account(s) and/or certain other accounts, such as:
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Trust accounts established by the above individuals. However, if the person(s) who established the trust is (are) deceased, then the trust account may only be aggregated with accounts of the primary beneficiary of the trust;
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Solely controlled business accounts; or
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Single-participant retirement plans.
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Through Employee Benefit Plans. If you buy shares through trust or fiduciary accounts or Individual Retirement Accounts (IRAs) of a single employer, the purchases will be treated as a single purchase.
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Under a Statement of Intention. If you enter a Statement of Intention and agree to buy shares of $100,000 or more over a thirteen-month period, all of the shares you buy during that period will be counted as a single purchase, with the exception of purchases into Davis Government Money Market Fund. Before entering a Statement of Intention, please read the terms and conditions in the SAI. Under a Statement of Intention, you agree to permit the Fund’s transfer agent, SS&C Global Investor & Distribution Solutions, Inc., to hold Fund shares in escrow to guarantee payment of any sales charges that may be due if you ultimately invest less than you agreed to invest over the covered thirteen-month period. Davis Government Money Market Fund purchases do not count toward a Statement of Intention, unless the shares were exchanged from another Davis Fund and the shares were previously subject to a sales charge.
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Under Rights of Accumulation. If you notify your dealer or the Distributor you can include the Class A, Class C, Class R, and Class Y shares in Davis Funds you already own (excluding shares in Davis Government Money Market Fund) when calculating the price for your current purchase. These shares are valued at current offering price to determine whether or not you qualify for a reduction in the sales charge. Davis Government Money Market Fund purchases do not count toward Rights of Accumulation, unless the shares were exchanged from another Davis Fund and the shares were previously subject to a sales charge.
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Combining Rights of Accumulation (ROA) with Statement of Intention. A shareholder can use a Statement of Intention and Rights of Accumulation in conjunction with one another; the Statement of Intention will take precedence over the Rights of Accumulation. Once the Statement of Intention has been satisfied, any new purchases into any of the linked Class A share accounts will receive the reduced sales charge.
For more information about how to reduce Class A shares’ initial sales charge, please visit Davis Funds’ website, free of charge, at  http://dsainternal.davis.local/html/fundinfo/fundinfo.html (which includes additional information in a clear and prominent format that includes hyperlinks), consult your broker or financial intermediary, or refer to the Fund’s SAI, which is available through your financial intermediary or from the Fund by calling Investor Services at 1-800-279-0279.
Class A Shares Front-End Sales Charge Waivers
To receive a waiver of your Class A initial sales charge, you must let your financial adviser or Davis Funds know at the time you purchase shares that you qualify for such a waiver. If you do not let your adviser or Davis Funds know that you are eligible for a waiver, you may not receive a sales charge waiver to which you are otherwise entitled.
The Davis Funds do not impose a sales charge on purchases of Class A shares for:
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Purchases by group omnibus retirement plans under section 401(a), 401(k), 403(b), or 457 of the Internal Revenue Code;
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Rollover purchases in a Davis Funds IRA held directly with the transfer agent made with the proceeds of a retirement plan distribution that was previously invested in a Davis Fund;
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Registered investment advisers, trust companies, and bank trust departments exercising discretionary investment authority with respect to amounts to be invested in a Davis Fund;
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Purchases by dealers, brokers, banks, registered investment advisers, and other financial intermediaries that have entered into an agreement with the Distributor to offer the Davis Funds on an advisory fee or wrap fee-based platform;
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Financial intermediaries who have entered into an agreement with the Distributor and have been approved by the Distributor to offer the Davis Funds to self-directed investment brokerage accounts that may or may not charge a transaction fee;
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Certain state sponsored 529 college savings plans;
Prospectus | Davis Funds | 18

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Persons involuntarily liquidated from a Davis Fund, who, within 60 days of liquidation, buy new shares of another Davis Fund (but only up to the amount that was liquidated);
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Insurance company separate accounts;
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Investments in Davis Government Money Market Fund;
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Shareholders making purchases with dividends or capital gains that are automatically reinvested;
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Current and former directors, officers, and employees of any Davis Fund or Davis Advisors (or its affiliates), and their extended family. The term “extended family” includes “immediate family,” which is one’s spouse and children under 21, and also one’s grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling’s spouse, a spouse’s sibling, aunts, uncles, and nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included. Extended family shall include any child regardless of age;
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Davis Advisors or its affiliates;
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Registered representatives, principals, and employees (and any extended family member) of securities dealers having a sales agreement with the Distributor;
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Financial institutions acting as fiduciaries making single purchases of $250,000 or more;
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State and local governments purchasing directly from the Davis Funds. Please consult your legal and investment advisers to determine if an investment in a Davis Fund is permissible and suitable for you;
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Shareholders making purchases in certain accounts offered by securities firms that have entered into contracts with the Davis Funds and charge fees based on assets in the account;
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Shares of Davis International Fund purchased in accounts established due to the merger on November 7, 2025;
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Shareholder accounts established prior to December 2014 as a result of a merger with a Davis Fund; and
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Purchases by taxable accounts held directly with the transfer agent that are established with the proceeds of Required Minimum Distributions from retirement plans and accounts.
Rollovers from Retirement Plans to IRAs
For qualifying rollovers, you must send the Fund’s custodial agent, UMB Bank, a written request for the rollover.
Assets from retirement plans may be invested in Class A shares through an IRA rollover. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. Rollovers to Class A shares will be made without a sales charge if they meet the following requirements:
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The assets being rolled over were invested in Davis Funds at the time of distribution; and
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The rolled over assets are contributed to a Davis Funds IRA with UMB Bank as the plan’s custodian.
IRA assets that rollover without a sales charge, as described above, will not be subject to a contingent deferred sales charge.
IRA rollover assets invested in Class A shares that are not attributable to investments in Davis Funds as well as future contributions to the IRA will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in the prospectus and SAI.
Deferred Sales Charge
If you purchase shares subject to a contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares you own, the contingent deferred sales charge will be deducted from the redemption proceeds unless you are eligible for one of the waivers described below. At redemption, the deferred sales charge will be calculated from the date of each purchase, excluding any time that shares were held in the Davis Government Money Market Fund. You will pay a deferred sales charge in the following cases:
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As a Class A shareholder, only if you buy shares valued at $1 million or more without a sales charge and sell the shares within one year of purchase.
To keep deferred sales charges as low as possible, the Fund will first sell shares in your account that are not subject to a deferred sales charge (if any). The Fund does not impose a deferred sales charge on the amount of your account value represented by an increase in net asset value over the initial purchase price, or on shares acquired through dividend reinvestments or capital gains distributions. If the net asset value has decreased the sales charge will be based on the current NAV. To determine whether the deferred sales charge applies to a redemption, shares are redeemed in the following order:
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Shares in your account represented by an increase in NAV over the initial purchase price (appreciation).
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Shares acquired by reinvestment of dividends and capital gain distributions.
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Shares that are no longer subject to the deferred sales charge.
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Shares held the longest, but which are still subject to the deferred sales charge.
Prospectus | Davis Funds | 19

Deferred Sales Charge Waivers
The Davis Funds will waive the deferred sales charge on sales of Class A shares of any Davis Fund if:
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You sell Class A shares that were not subject to a commission at the time of purchase (the amount of purchase totaled $1 million or more) and the shares were held for more than a year.
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You die and were the sole owner of the account. Otherwise, shares can be redeemed without a contingent deferred sales charge following the death or disability of the last surviving shareholder, including a trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established. If you claim a disability, you must provide evidence of a determination of disability by the Social Security Administration.
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You sell shares under a qualified retirement plan or IRA that constitutes a tax-free return of excess contributions to avoid a penalty.
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Your Fund redeems the remaining shares in your account under an Involuntary Redemption.
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You qualify for an exception related to defined contribution plans. These exceptions are described in the SAI.
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You are a director, officer, or employee of Davis Advisors or one of its affiliates (or an extended family member of a director, officer, or employee).
If the net asset value of the shares that you sell has increased since you purchased them, any deferred sales charge will be based on the original cost of the shares.
If you have any additional questions about choosing a share class, please call the Fund, toll free, at 1-800-279-0279, Monday through Friday, from 9 a.m. to 6 p.m. Eastern time. If you still are not sure about which class is best for you, contact your financial adviser.
How to Open an Account
To open an account with Davis Funds you must meet the initial minimum investment for each Fund you choose to invest in. For Class A share accounts you must invest at least $1,000.
The Distributor reserves the right, at its discretion and without notice, to modify, waive, lower, or increase the minimum initial investment requirements for any investor, category of investors, or financial intermediaries that submit trades on behalf of underlying investors.
Mail. Complete and sign the Application Form and mail it to the Davis Funds. Include a check made payable to Davis Funds. All purchases by check should be in U.S. dollars. Davis Funds will not accept third-party checks, starter checks, traveler’s checks or money orders.
Anti-Money Laundering Compliance
Davis Funds and the Distributor are required to comply with various anti-money laundering laws and regulations and have appointed an anti-money laundering compliance officer. Consequently, Davis Funds or the Distributor may request additional information from you to verify your identity and the source of your funds. If you do not provide the requested information, Davis Funds may not be able to open your account. If at any time the Davis Funds believe an investor may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, Davis Funds and the Distributor may choose not to establish a new account or may be required to “freeze” a shareholder’s account. They may also be required to provide a government agency or another financial institution with information about transactions that have occurred in a shareholder’s account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Davis Funds or the Distributor to inform the shareholder that it has taken the actions described above.
Retirement Plan Accounts
You can invest in Davis Funds using any of these types of retirement plan accounts:
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IRAs
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Roth IRAs
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SIMPLE IRAs
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Simplified Employee Pension (SEP) IRAs
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Coverdell Education Savings Accounts
UMB Bank acts as custodian for these retirement plans and charges each participant a $15 custodial fee each year per Social Security Number. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. This custodial fee is automatically deducted from each account in December unless you elect to pay the fee directly. Checks for the custodial fee should be made payable to UMB Bank. If an account is closed before this fee is paid, it will be deducted from the proceeds at the time of the redemption. To open a retirement plan account, you must fill out
Prospectus | Davis Funds | 20

a Retirement Account Application Form. You can request this form by calling Investor Services or by visiting Davis Funds' website,  http://dsainternal.davis.local/html/fundinfo/fundinfo.html. If you do not list a financial advisor and their brokerage firm on the account application, the Distributor may be designated as the broker of record solely for purposes of acting as your agent to purchase or redeem shares. The Distributor and its employees do not provide recommendations on these accounts or any other account where the Distributor is listed as the broker of record.
How to Buy, Sell, and Exchange Shares
Once you have established an account with Davis Funds, you can add to or withdraw from your investment. This prospectus describes the types of transactions you can perform as a Davis Funds shareholder including how to initiate these transactions and the charges that you may incur (if any) when buying, selling or exchanging shares. A transaction will not be executed until all required documents have been received in a form meeting all legal requirements. Legal requirements vary depending upon the type of transaction and the type of account. Call Investor Services for instructions. These procedures and charges may change over time and the prospectus in effect at the time a transaction is initiated will describe the procedures and charges that will apply to the transaction.
Right to Reject or Restrict any Purchase or Exchange Order
Purchases and exchanges (other than for Davis Government Money Market Fund) should be made for long-term investment purposes only. Davis Funds and the Distributor reserve the right to reject any purchase or exchange order for any reason prior to the end of the first business day after the date that a purchase or exchange order was processed. Davis Funds or the Distributor may “reject” a current purchase order or “restrict” an investor from placing future purchase orders. Davis Funds and the Distributor will not reject or restrict a redemption order without adequate reason, including but not limited to allowing a purchase check to clear, a court order, etc. Exchanges involve both a redemption and a purchase, only the purchase side of the exchange may be rejected or restricted. Davis Funds are not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the securities markets. Accordingly, purchases or exchanges that are part of activity that Davis Funds or the Distributor have determined may involve actual or potential harm to a fund may be rejected.
Ways to Buy, Sell, and Exchange Shares
Telephone	Call 1-800-279-0279. You can speak directly with an Investor Services Professional, Monday through Friday, from 9 a.m. to 6 p.m. Eastern time.
Mail	Send the request to the Davis Funds at either address listed below.
Regular mail Davis Funds P.O. Box 219197 Kansas City, MO 64121-9197	Express shipping Davis Funds 801 Pennsylvania Ave Suite 219197 Kansas City, MO 64105-1307
Wire	You may wire federal funds directly to the Fund’s service provider, State Street Bank and Trust Company.
The Davis Funds do not issue certificates for any class of shares. Instead, shares purchased are automatically credited to an account maintained for you on the books of Davis Funds by State Street Bank and Trust Company. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from Davis Funds. Dividend and capital gain distributions, purchases through automatic investment plans and certain retirement plans, and automatic exchanges and withdrawals will be confirmed at least quarterly.
When Your Transactions Are Processed
Purchases, sales, and exchanges will be processed at 4 p.m. Eastern time after Davis Funds’ transfer agent or other qualified financial intermediary receives your request to purchase or sell shares in good order, including all documents that are required to constitute a legal purchase, sale, or exchange of shares.
Buying More Shares
You may buy more shares at any time, by mail or by wire. The minimum additional purchase amount is $25.
Mail. When you purchase shares by mail:
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Make the check payable to Davis Funds.
◼
If you have the investment slip from your most recent statement, include it with the check. If you do not have an investment slip, include a letter with your check stating the name of the Fund, the class of shares you wish to buy, and your account number.
Telephone. If you have a bank account listed on your account you may purchase shares via ACH (Automated Clearing House) and the funds will be pulled directly from your bank account to purchase shares. Call 1-800-279-0279 to speak to an Investor Services Professional, Monday through Friday, from 9 a.m. to 6 p.m. Eastern time.
Prospectus | Davis Funds | 21

Wire. You may wire federal funds directly to the Fund’s service provider, State Street Bank and Trust Company. To ensure that the purchase is credited properly, follow these wire instructions:
State Street Bank and Trust Company
Boston, MA 02210
Attn: Mutual Fund Services
[Name of Davis Fund and Class of shares that you are buying]
Shareholder Name
Shareholder Account Number
Federal Routing Number: 011000028
DDA Number: 9904-606-2
Inactive Accounts
If shareholder-initiated contact does not occur on your account within the timeframe specified by the law in your state of record or if Fund mailings are returned as undeliverable during that timeframe, the assets of your account (shares and/or any uncashed checks) may be transferred to your last known recorded state of residence as unclaimed property in accordance with specific state law. NOTE: If you fail to initiate such contact, your property will be escheated to your last known state of residency after which you will need to claim the property from that state.
If a check remains uncashed for four months or is undeliverable by the United States Postal Service, the Fund may reinvest the proceeds in additional shares of the Fund.
Making Automatic Investments
An easy way to increase your investment in any Davis Fund is to sign up for the Automatic Investment Plan. Under this plan, you arrange for a predetermined amount of money to be withdrawn from your bank account and invested in Fund shares. The minimum amount you can invest under the plan each month is $25. The account minimum of $1,000 must be met prior to establishing an automatic investment plan.
Purchases can be processed electronically on any day of the month if the institution that services your bank account is a member of the Automated Clearing House (ACH) system. Each debit should be reflected on your next bank statement.
To sign up for the Automatic Investment Plan, complete the appropriate section of the Application Form or complete an Account Service Form. You can modify your Automatic Investment Plan at any time by calling Investor Services.
Selling Shares
You may sell back all or part of your shares in any Davis Fund in which you invest (also known as redeeming your shares) on any day that the Davis Funds are open at net asset value minus any sales charges that may be due. You can sell the shares by mail, through a dealer, by telephone, or through online account access. The Davis Funds typically expect to pay redemption proceeds one business day following receipt and acceptance of a proper redemption request. However, in some cases, payment from the Davis Funds may take longer than one business day and may take up to seven days as is generally permitted by the Investment Company Act of 1940, as amended. The Davis Funds may, under limited circumstances, be permitted to pay redemption proceeds beyond seven days following receipt and acceptance of a proper redemption request. You may redeem shares on any day that the Davis Funds are open. If you recently purchased shares and subsequently request a redemption of those shares, redemption proceeds may be withheld until a sufficient period of time has passed to reasonably ensure that all checks or drafts (including certified or cashier’s checks) have cleared, normally not exceeding fifteen calendar days from the purchase date.
Under normal conditions, the Davis Funds typically expect to meet shareholder redemption requests by using available cash (or cash equivalents) or by selling portfolio securities. The Davis Funds may use additional methods to meet shareholder redemption requests, if they become necessary. These methods may be used during both normal and stressed market conditions. These methods may include, but are not limited to, the use of overdraft protection afforded by the Davis Funds’ custodian bank or borrowing from a line of credit.
In addition to paying redemption proceeds in cash, the Davis Funds reserve the right to pay part or all of your redemption proceeds with Fund securities or other Fund assets instead of cash (in-kind redemption). On the same redemption date, some shareholders may be paid in whole or in part in securities (which may differ among those shareholders), while other shareholders may be paid entirely in cash. The disposal of the securities received in-kind may be subject to brokerage costs and, until sold, such securities remain at market risk and liquidity risk, including the risk that such securities are or become difficult to sell. If the Davis Funds pay your redemption with illiquid or less liquid securities, you will bear the risk of not being able to sell such securities. A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in a capital gain or loss to you, subject to certain loss limitation rules.
Mail. All registered shareholders must sign the request.
◼
A Medallion Signature Guarantee is required if the redemption request is:
−
For a check greater than $100,000;
−
Made payable to someone other than the registered shareholder(s);
Prospectus | Davis Funds | 22

−
Sent to an address other than to the address of record or to an address of record that has been changed in the last 30 days; or
−
To a bank account not on record.
Telephone. Call 1-800-279-0279 to speak to an Investor Services Professional, Monday through Friday, from 9 a.m. to 6 p.m. Eastern time.
◼
Redemptions by check:
−
Are limited to $100,000;
−
Must be mailed to the address of record that has been on the account for at least 30 days; and
−
Must be made payable to the registered shareholder.
◼
Redemptions via wire or ACH can only be sent to an eligible bank currently on the account.
Unless you decide not to have telephone, fax, or internet services on your account(s), you agree to hold the Fund, Davis Funds, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, officers, employees and agents harmless from any losses, expenses, costs, or liabilities (including attorney’s fees) that may be incurred in connection with the exercise of these privileges when Davis Funds, acting in good faith, has complied with instructions that are believed to be genuine. Davis Advisors uses certain procedures to confirm that your instructions are genuine. If these procedures are not used, the Davis Funds may be liable for any loss from unauthorized instructions.
What You Need to Know Before You Sell Your Shares
You will always receive cash for sales that total less than $250,000 or one percent of the Fund’s net asset value during any ninety-day period. Any sales above the cash limit may be paid in securities.
◼
In certain circumstances, such as the death of a shareholder or acting as power of attorney, additional documentation may be required. Please contact Investor Services at 1-800-279-0279 to determine if your situation requires such documentation.
◼
In the past, Davis Funds issued certificates for its shares. If a certificate was issued for the shares you wish to sell, the certificate must be sent by certified mail to Davis Funds, accompanied by a letter of instruction signed by the owner(s).
◼
A sale may produce a gain or loss. Gains may be subject to tax.
◼
The SEC may suspend redemption of shares under certain emergency circumstances if the New York Stock Exchange is closed for reasons other than customary closings and holidays.
Medallion Signature Guarantee
To protect you and Davis Funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A Medallion Signature Guarantee is a written endorsement from an eligible guarantor institution that the signature(s) on the written request is (are) valid. Certain commercial banks, trust companies, savings associations, credit unions, and members of a United States stock exchange participate in the Medallion Signature Guarantee Program. No other form of signature verification will be accepted.
Stock Power
This is a letter of instruction signed by the owner of Fund shares that gives State Street Bank and Trust Company permission to transfer ownership of the shares to another person or group. Any transfer of ownership requires that all shareholders have their signatures Medallion-guaranteed.
If You Decide to Buy Back Shares You Sold
If you sold Davis Funds Class A shares on which you have paid a sales charge (other classes of shares are not entitled to this privilege) and decide to repurchase some or all shares within 60 days of sale, you may notify the Davis Funds in writing of your intent to exercise the Subsequent Repurchase Privilege. This privilege can only be exercised once. With this privilege you may purchase Class A shares at current net asset value without a sales charge. You may purchase Class A shares of the same fund/account in an amount up to, but not exceeding, the dollar amount of Class A shares which you previously redeemed. To exercise this privilege, you must send a letter to Davis Funds along with a check for the repurchased shares.
Involuntary Redemption
If your fund/account balance declines to less than the minimum for your share class in any fund as a result of a redemption, exchange or transfer, the Fund will redeem your remaining shares in the Fund at net asset value. You will be notified before your account is involuntarily redeemed. Telephone redemptions will receive immediate notice that the redemption will result in the entire account being redeemed upon execution of the transaction. All other redemptions will receive a letter notifying account holders that their accounts will be involuntarily redeemed unless the account balance is increased to the Fund minimum within 30 days. For Class A shares this is typically $1,000. Please see “How to Open an Account” for details.
Prospectus | Davis Funds | 23

Systematic Withdrawal Plan
You can sell a predetermined dollar or percentage amount each month or quarter (for retirement accounts or IRAs, withdrawals may be established on an annual basis). Because withdrawals are sales, they may produce a gain or loss. If you purchase additional Fund shares at around the same time that you make a withdrawal, you may have to pay taxes and a sales charge. When you participate in this plan, shares are sold so that you will receive payment by one of three methods:
◼
You may receive a check at the address of record provided that this address has not changed for a period of at least 30 days.
◼
You may also choose to receive funds by ACH by completing an Account Service Form. If you wish to execute a Systematic Withdrawal Plan by ACH after your account has been established, please complete an Account Service Form and have your signature Medallion-guaranteed.
◼
You may have funds sent by check to a third-party at an address other than the address of record. In order to do so, you must complete the appropriate section of the Application Form. If you wish to designate a third-party payee after your account has been established, you must submit a letter of instruction with a Medallion Signature Guarantee.
You may stop systematic withdrawals at any time without charge or penalty by calling Investor Services.
Wiring Sale Proceeds to Your Bank Account
You may be eligible to have your redemption proceeds electronically transferred to a commercial bank account by federal funds wire. There is a $5 charge by State Street Bank and Trust Company for wire service and receiving banks may also charge for this service. Proceeds of redemption by federal funds wire are usually credited to your bank account on the next business day after the sale. Alternatively, redemption through ACH will usually arrive at your bank two banking days after the sale. To have redemption proceeds sent by federal funds wire to your bank, you must first fill out the “Banking Instructions” section on the Account Application Form and attach a voided check or deposit slip. If the account has already been established, an Account Service Form must be submitted with a Medallion Signature Guarantee and a voided check.
Exchanging Shares
You can sell shares of any Davis Fund to buy shares in the same class of any other Davis Fund without having to pay a sales charge. This is known as an exchange. You can only exchange shares from your account within the same share class and under the same registration. You can exchange shares by telephone, by mail or through a dealer. The initial exchange must be for at least the minimum for your share class. For Class A shares this is typically $1,000. Please see “How to Open an Account” for details. Exchanges are normally performed on the same day of the request if received in proper form (all necessary documents, signatures, etc.) by 4 p.m. Eastern time.
Shares in different Davis Funds may be exchanged at relative net asset value. However, if any Davis Fund shares being exchanged are subject to a deferred sales charge, Statement of Intention or other limitation, the limitation will continue to apply to the shares received in the exchange. When you exchange shares in a Davis Fund for shares in Davis Government Money Market Fund, the holding period for any deferred sales charge does not continue during the time that you own Davis Government Money Market Fund shares. Any period that you are invested in shares of Davis Government Money Market Fund will be added to the contingent deferred sales charge period.
You may exchange shares in any of the following ways:
Mail. All registered shareholders must sign the request.
Telephone. Call 1-800-279-0279 to speak to an Investor Services Professional, Monday through Friday, from 9 a.m. to 6 p.m. Eastern time.
In the past, Davis Funds issued certificates. If you wish to exchange shares for which you hold share certificates, these certificates must be sent by certified mail to Davis Funds accompanied by a letter of instruction signed by the owner(s). If your shares are being sold for cash, this is known as a redemption. Please see “What You Need to Know Before You Sell Your Shares” in this prospectus for restrictions that might apply to this type of transaction.
Before you decide to make an exchange, you must obtain the current prospectus of the desired Fund. For federal income tax purposes, exchanges between Davis Funds are treated as a sale and a purchase. Therefore, there will usually be a recognizable capital gain or loss due to an exchange.
Automatic Exchange Program
You can elect to make automatic monthly exchanges if all accounts involved are registered under the same name and have a minimum initial value of at least the minimum for your share class. For Class A and Class C shares this is typically $1,000. Class Y share minimums vary. Please see “How to Open an Account” for details. You must exchange at least $25 to participate in this program. To sign up for this program you may contact Investor Services.
Prospectus | Davis Funds | 24

Frequent Purchases and Redemptions of Fund Shares
Davis Funds discourage short-term or excessive trading, do not accommodate short-term or excessive trading, and, if detected, intend to restrict or reject such trading or take other action if in the judgment of Davis Advisors such trading may be detrimental to the interest of a fund. Such strategies may dilute the value of fund shares held by long-term shareholders, interfere with the efficient management of a fund’s portfolio, and increase brokerage and administrative costs.
The Davis Funds’ Board of Directors has adopted a 30-day restriction policy with respect to the frequent purchase and redemption of Fund shares. Under the 30-day restriction, any shareholder redeeming shares from an equity fund will be precluded from investing in the same equity fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of an exchange transaction. Check writing redemptions from the Davis Government Money Market Fund are excluded from this restriction, as are transactions that are part of a systematic plan. Certain financial intermediaries, such as 401(k) plan administrators, may apply purchase and exchange limitations that are different than the limitations discussed above. These limitations may be more or less restrictive than the limitations imposed by Davis Funds but are designed to detect and prevent excessive trading. Shareholders should consult their financial intermediaries to determine what purchase and exchange limitations may be applicable to their transactions in Davis Funds through those financial intermediaries. To the extent reasonably feasible, the Funds’ market timing procedures apply to all shareholder accounts and neither Davis Funds nor Davis Advisors have entered into agreements to exempt any shareholder from application of either Davis Funds’ or a financial intermediary’s market-timing procedures, as applicable.
Davis Funds receive purchase, exchange, and redemption orders from many financial intermediaries that maintain omnibus accounts with the Funds. Omnibus account arrangements permit financial intermediaries to aggregate their clients’ transactions and ownership positions. If Davis Funds or the Distributor discovers evidence of material excessive trading in an omnibus account, they may seek the assistance of the financial intermediary to prevent further excessive trading in the omnibus account. Shareholders seeking to engage in excessive trading practices may employ a variety of strategies to avoid detection and there can be no assurance that Davis Funds will successfully prevent all instances of market timing.
If Davis Funds, at its discretion, identifies any activity that may constitute frequent trading, it reserves the right to restrict further trading activity regardless of whether the activity exceeds the Funds’ written guidelines. In applying this policy, Davis Funds reserves the right to consider the trading of multiple accounts under common ownership, control, or influence to be trading out of a single account.
Telephone Transactions
When you call Davis Funds you can speak directly with an Investor Services Professional during business hours (9 a.m. to 6 p.m. Eastern time). Davis Research Fund accounts cannot be accessed through Davis Funds’ automated telephone system.
When you buy, sell, or exchange shares by telephone instruction, you agree that Davis Funds are not liable for following telephone instructions believed to be genuine (that is, believed to be directed by the account holder, registered representative, or authorized trader whose name is on file). The Fund uses certain procedures to confirm that your instructions are genuine, including a request for personal identification and a tape recording of the conversation. If these procedures are not used, the Fund may be liable for any loss from unauthorized instructions.
Be aware that during unusual market conditions, Davis Funds may not be able to accept all requests by telephone.
Internet Transactions
Davis Research Fund accounts cannot be accessed through Davis Funds’ website.
Householding
The Fund may, on occasion, mail notices, reports, prospectuses, or proxy material to shareholders. To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of these items to shareholders having the same last name and address on the Fund’s records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense. If you have a direct account with the Fund and you do not want the mailing of these documents to be combined with those to other members of your household, please contact Davis Funds by phone at 1-800-279-0279. Your instructions will become effective within 30 days of your notice to the Fund.
Privacy Notice
While you generally will be dealing with a broker-dealer or other financial adviser, we may collect information about you from your account application and other forms that you may deliver to us. We use this information to process your requests and transactions; for example, to provide you with additional information about our Funds, to open an account for you, or to process a transaction. In order to service your account and execute your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent. We may also provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services. We may also gather information through the use of “cookies” when you visit our website. These files help us to recognize repeat visitors and allow easy access to and use of the website. We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is
Prospectus | Davis Funds | 25

made. We do not provide customer names and addresses to outside firms, organizations, or individuals except in furtherance of our business relationship with you or as otherwise allowed by law.
We restrict access to non-public personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your personal information.
Financial Highlights
The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years ended July 31, 2025. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information audited by KPMG LLP, whose report, along with the Fund’s financial statements, are included in the Annual Financial Statements and Other Information, which is available upon request.
Prospectus | Davis Funds | 26

Financial Highlights - (Continued)
DAVIS RESEARCH FUND
The following financial information represents selected data for each share of capital stock outstanding throughout each period:
Class A	Year ended July 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$31.58	$27.14	$22.96	$31.20	$24.79
Income (Loss) from Investment Operations:
Net Investment Income[a]	0.33	0.29	0.27	0.22	0.11
Net Realized and Unrealized Gains (Losses)	5.47	4.67	4.19	(4.36)	7.27
Total from Investment Operations	5.80	4.96	4.46	(4.14)	7.38
Dividends and Distributions:
Dividends from Net Investment Income	(0.33)	(0.27)	(0.21)	(0.17)	(0.06)
Distributions from Realized Gains	(1.92)	(0.25)	(0.07)	(3.93)	(0.91)
Total Dividends and Distributions	(2.25)	(0.52)	(0.28)	(4.10)	(0.97)
Net Asset Value, End of Period	$35.13	$31.58	$27.14	$22.96	$31.20
Total Return[b]	19.06%	18.66%	19.74%	(15.71)%	30.31%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$77,982	$70,039	$59,026	$49,188	$73,846
Ratio of Expenses to Average Net Assets:
Gross	0.68%	0.69%	0.70%	0.69%	0.67%
Net[c]	0.68%	0.69%	0.70%	0.69%	0.67%
Ratio of Net Investment Income to Average Net Assets	1.03%	1.04%	1.18%	0.82%	0.39%
Portfolio Turnover Rate[d]	15%	13%	8%	11%	15%
a
Per share calculations were based on average shares outstanding for the period.
b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.
c
The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of certain reimbursements and/or waivers from the Adviser.
d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the fair value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.
Prospectus | Davis Funds | 27

Investment Company Act File No. 811-1701

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
1-800-279-0279
 http://dsainternal.davis.local/html/fundinfo/fundinfo.html
Obtaining Additional Information
Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI provides more detailed information about the Fund and its management and operations. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.
The Fund’s SAI and annual report have been filed with the Securities and Exchange Commission, are incorporated into this prospectus by reference, and are legally a part of this prospectus.
The Fund’s SAI, annual and semi-annual reports to shareholders, and other information such as Fund financial statements are available, without charge, upon request:
By Telephone: Call the Fund toll-free at 1-800-279-0279, Monday through Friday, from 9 a.m. to 6 p.m. Eastern time. You may also call this number for account inquiries.
By Mail: Write to Davis Funds, P.O. Box 219197, Kansas City, MO 64121-9197
On the Internet: dsainternal.davis.local/html/fundinfo/fundinfo.html
By email: dvsinvestor.services@dsaco.com
From the SEC: Reports and other information about the Fund are also available on the EDGAR database on the SEC website (www.sec.gov). Additional copies of the registration statement can be obtained, for a duplicating fee, by sending an electronic request to publicinfo@sec.gov.

Davis Select U.S. Equity ETF | DUSA
Davis Select International ETF | DINT
Davis Select Worldwide ETF | DWLD
Davis Select Financial ETF | DFNL
March 1, 2026
Prospectus
Portfolios of Davis Fundamental ETF Trust are Actively Managed Exchange Traded Funds
Principal U.S. Listing Exchange: Cboe Global Markets, Inc.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

 This prospectus contains important information. Please read it carefully before investing and keep it for future reference.
No financial adviser, dealer, salesperson, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus, in connection with the offer contained in this prospectus and, if given or made, such other information or representations must not be relied on as having been authorized by the Funds, the Funds' investment adviser or the Funds' distributor.
This prospectus does not constitute an offer by the Funds or by the Funds' distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Funds to make such an offer.

Prospectus | Davis Fundamental ETF Trust | 2

Davis Select U.S. Equity ETF Summary
Investment Objective
The Fund seeks long-term capital growth and capital preservation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.59%
Less Fee Waiver and/or Expense Reimbursement*	0.00%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.59%
*
The Adviser (as defined below) is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual fund operating expenses at 0.65%. For purposes of this expense cap, operating expenses do not include foreign tax reclaim filing expenses. The Adviser is obligated to continue the expense cap through March 1, 2027. The expense cap cannot be modified prior to this date without the consent of the Board of Trustees. After that date, there is no assurance that the Adviser will continue to cap expenses. The Adviser may not recoup any of the operating expenses it has reimbursed to the Fund.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example does not take into account brokerage commissions that you may pay when purchasing or selling shares. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
DUSA	$60	$189	$329	$738
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund is an actively managed exchange-traded fund (“ETF”). Davis Selected Advisers, L.P. (“Davis Advisors” or the “Adviser”), the Fund’s investment adviser, uses the Davis Investment Discipline to invest the Fund’s portfolio principally in common stocks issued by large companies with market capitalizations of at least $10 billion. Under normal market conditions, the Fund will invest at least 80% of the Fund’s net assets plus any borrowings for investment purposes in equity securities issued by U.S. companies. The Fund is non-diversified and, therefore, is allowed to focus its investments in fewer companies than a fund that is required to diversify its portfolio. The Fund’s portfolio generally contains between 15 and 35 companies, although the precise number of its investments will vary over time. The Fund may invest a portion of its assets in financial services companies. The Fund may also invest in mid- and small-capitalization companies, which the Fund considers to be those companies with less than $10 billion in market capitalization. The Fund may invest up to 20% of net assets in non-U.S. companies. These non-U.S. company investments may include European Depositary Receipts (“EDRs”), American Depositary Receipts (“ADRs”), and Global Depositary Receipts (“GDRs” and together with EDRs and ADRs, “Depositary Receipts”). Depositary Receipts are receipts that represent ownership of shares of a non-U.S. issuer held in trust by a bank or similar financial institution.
Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies’ equity securities. Davis Advisors seeks companies whose equity securities can be purchased at a discount from Davis Advisors’ estimate of the company’s intrinsic value based upon fundamental analysis of cash flows, assets and liabilities, and other criteria that Davis Advisors deems to be material on a company-by-company basis. Davis Advisors’
Prospectus | Davis Fundamental ETF Trust | 3

goal is to invest in companies for the long term (ideally, five years or longer, although this goal may not be met). Davis Advisors considers selling a company’s equity securities if the securities’ market price exceeds Davis Advisors’ estimates of intrinsic value, if the ratio of the risks and rewards of continuing to own the company’s equity securities is no longer attractive, to raise cash to purchase a more attractive investment opportunity, to satisfy net redemptions, or for other purposes.
Principal Risks of Investing in the Fund
You may lose money by investing in the Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.
The principal risks of investing in the Fund are:
Stock Market Risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
Common Stock Risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer’s other securities, including preferred, convertible, and debt securities.
Market Trading Risk. The Fund is subject to a number of market trading risks, which include the possibility of an inactive market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. ONE OR MORE OF THESE FACTORS, AMONG OTHERS, COULD LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. The Fund’s market price may vary from the value of the Fund’s underlying portfolio holdings, particularly in times of market stress. This difference may be reflected as a spread between the bid and ask prices for the Fund shares during the day or a premium or discount in the closing market price of the Fund when compared to the NAV. An investor may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold.
Exchange-Traded Fund Risk. The Fund is an actively managed exchange-traded fund and trades like common stock on an exchange. The Fund is subject to the risks of owning the underlying securities, as well as the risks of owning an exchange-traded fund generally. The management fees of an actively managed exchange-traded fund are generally higher and can increase the Fund’s expenses. The market for the Fund’s shares may become less liquid in response to the deteriorating liquidity in the market for the Fund’s underlying portfolio holdings. A loss of liquidity for Fund shares could lead to differences between the market price of the Fund shares and the underlying value of the Fund shares.
Focused Portfolio Risk. Funds that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the value of the Fund’s total portfolio.
Financial Services Risk. Risks of investing in the financial services sector include: (1) systemic risk: factors outside the control of a particular financial institution may adversely affect the ability of the financial institution to operate normally or may impair its financial condition; (2) regulatory actions: financial services companies may suffer setbacks if regulators change the rules under which they operate; (3) changes in interest rates: unstable and/or rising interest rates may have a disproportionate effect on companies in the financial services sector; (4) non-diversified loan portfolios: financial services companies may have concentrated portfolios that make them vulnerable to economic conditions that affect an industry; (5) credit: financial services companies may have exposure to investments or agreements that may lead to losses; and (6) competition: the financial services sector has become increasingly competitive.
Foreign Country Risk. Securities of foreign companies (including Depositary Receipts) may be subject to greater risk, as foreign economies may not be as strong or diversified, foreign political systems may not be as stable and foreign financial reporting standards may not be as rigorous as they are in the United States. There may also be less information publicly available regarding the non-U.S. issuers and their securities. These securities may be less liquid (and, in some cases, may be illiquid) and could be harder to value than more liquid securities.
Headline Risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, management, or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time, and the company’s stock may never recover or may become worthless.
Large-Capitalization Companies Risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large-capitalization companies. Large-capitalization companies generally experience slower rates of growth in earnings per share than do mid- and small-capitalization companies.
Manager Risk. Poor security selection or focus on securities in a particular sector, category, or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. Even if the Adviser implements the intended investment strategies, the implementation of the strategies may be unsuccessful in achieving the Fund’s investment objective.
Authorized Participant Concentration Risk. Only an Authorized Participant (“AP”) (as defined in the “Creations and Redemptions” section of the Fund’s prospectus) may engage in creation and/or redemption transactions directly with the Fund. The Fund has a limited number of financial intermediaries that act as APs. To the extent that these intermediaries exit the
Prospectus | Davis Fundamental ETF Trust | 4

business or are unable or unwilling to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to net asset value (“NAV”) and could face delisting. There are a limited number of financial institutions that may act as APs that post collateral for certain trades on an agency basis (i.e., on behalf of other market participants). To the extent that those APs exit the business or are unable to process creation and/or redemption orders and no other AP is able to step forward to do so, there may be a significantly diminished trading market for the ETF’s shares. In addition, please note that this could in turn lead to differences between the market price of the ETF’s shares and the underlying value of those shares.
Cybersecurity Risk. A cybersecurity breach may disrupt the business operations of the Fund or its service providers. A breach may allow an unauthorized party to gain access to Fund assets, customer data or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.
Depositary Receipts Risk. Depositary Receipts, consisting of American Depositary Receipts, European Depositary Receipts, and Global Depositary Receipts, are certificates evidencing ownership of shares of a foreign issuer. Depositary Receipts are subject to many of the risks associated with investing directly in foreign securities. Depositary Receipts may trade at a discount, or a premium, to the underlying security and may be less liquid than the underlying securities listed on an exchange.
Fees and Expenses Risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return that a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low-return environment, or a bear market, increases the risk that a shareholder may lose money.
Foreign Currency Risk. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. For example, when the Fund holds a security that is denominated in a foreign currency, a decline of that foreign currency against the U.S. dollar would generally cause the value of the Fund’s shares to decline.
Mid- and Small-Capitalization Companies Risk. Companies with less than $10 billion in market capitalization are considered by the Adviser to be mid- or small-capitalization companies. Mid- and small-capitalization companies typically have more limited product lines, markets, and financial resources than larger companies and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.
Shareholder Concentration Risk. From time to time, a relatively large percentage (over 20%) of the Fund’s shares may be held by related shareholders. A large redemption by one or more of such shareholders may: (1) reduce the Fund’s liquidity, (2) increase the Fund’s transactions and transaction costs, (3) result in substantial capital gains distributions for shareholders, and (4) increase the Fund’s ongoing operating expenses, which could negatively impact the remaining shareholders of the Fund.
An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Results
The bar chart below provides some indication of the risks of investing in the Fund by showing how the Fund’s investment results have varied from year to year. The following table shows how the Fund’s average annual total returns, for the periods indicated, compare with the S&P 500 Index, a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.davisetfs.com or by calling 1-800-279-0279.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Calendar Year Total Returns

	Returns	Period Ending
Highest Quarter	19.23%	June 30, 2020
Lowest Quarter	-24.54%	March 31, 2020

Prospectus | Davis Fundamental ETF Trust | 5

Average Annual Total Returns (For the periods ended December 31, 2025)	Past 1 Year	Past 5 Years	Since Inception (1/11/17)
Return before taxes	22.40%	13.35%	12.46%
Return after taxes on distributions	22.13%	12.95%	12.06%
Return after taxes on distributions and sale of Fund shares	13.46%	10.62%	10.20%
S&P 500 Index reflects no deduction for fees, expenses or taxes	17.88%	14.42%	14.97%
Management
Investment Adviser. Davis Selected Advisers, L.P. serves as the Fund’s investment adviser.
Sub-Adviser. Davis Selected Advisers–NY, Inc., a wholly owned subsidiary of the Adviser, serves as the Fund’s sub-adviser.
Portfolio Managers. As of the date of this prospectus, the Portfolio Managers listed below are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.
Portfolio Managers	Experience with this Fund	Primary Title with Investment Adviser or Sub-Adviser
Christopher Davis	Since January 2017	Chairman, Davis Selected Advisers, L.P.
Danton Goei	Since January 2017	Vice President, Davis Selected Advisers–NY, Inc.
Purchase and Sale of Fund Shares
The Fund is an actively managed ETF. Individual shares of the Fund are listed on a national securities exchange. Individual shares may only be bought and sold in the secondary market through a broker or dealer at a market price. As the price of Fund shares is based on the market price, and because ETF shares trade at a market price rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of a Fund (the bid) and the lowest price a seller is willing to accept for shares of a Fund (the ask) when buying or selling shares in the secondary market (the bid-ask spread). The Fund will only issue or redeem shares that have been aggregated into blocks of 25,000 shares or multiples thereof (“Creation Units”) to APs who have entered into agreements with the Fund’s distributor. The Fund generally will issue or redeem Creations Units in return for a designated portfolio of securities (and an amount of cash) the Fund specifies each day. Current information regarding the net asset value, market price, premium and/or discount, and bid-ask spreads on a Fund can be obtained at www.davisetfs.com.
For important information about the purchase and sale of Fund shares and tax information, please see the “Buying and Selling Shares” section of the Fund’s prospectus.
Tax Information
If the Fund earns income or realizes capital gains, it intends to make distributions that may be taxed as ordinary income, qualified dividend income or capital gains by federal, state and local authorities.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
Prospectus | Davis Fundamental ETF Trust | 6

Davis Select International ETF Summary
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.66%
Less Fee Waiver and/or Expense Reimbursement*	0.00%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.66%
*
The Adviser (as defined below) is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual fund operating expenses at 0.75%. For purposes of this expense cap, operating expenses do not include foreign tax reclaim filing expenses. The Adviser is obligated to continue the expense cap through March 1, 2027. The expense cap cannot be modified prior to this date without the consent of the Board of Trustees. After that date, there is no assurance that the Adviser will continue to cap expenses. The Adviser may not recoup any of the operating expenses it has reimbursed to the Fund.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example does not take into account brokerage commissions that you may pay when purchasing or selling shares. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
DINT	$67	$211	$368	$822
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund is an actively managed exchange-traded fund (“ETF”). Davis Selected Advisers, L.P. (“Davis Advisors” or the “Adviser”), the Fund’s investment adviser, uses the Davis Investment Discipline to invest the Fund’s portfolio principally in common stocks (including indirect holdings of common stock through Depositary Receipts (as defined below)) issued by foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization. The Fund will invest significantly (at least 40% of total assets under normal market conditions and at least 30% of total assets if market conditions are not deemed favorable) in issuers (1) organized or located outside of the U.S.; (2) whose primary trading market is located outside the U.S.; or (3) doing a substantial amount of business outside the U.S., which the Fund considers to be a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. Under normal market conditions, the Fund will invest in issuers representing at least three different countries. These non-U.S. company investments may include European Depositary Receipts (“EDRs”), American Depositary Receipts (“ADRs”), and Global Depositary Receipts (“GDRs” and together with EDRs and ADRs, “Depositary Receipts”). Depositary Receipts are receipts that represent ownership of shares of a non-U.S. issuer held in trust by a bank or similar financial institution.
Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies’ equity securities. Davis Advisors seeks companies whose equity securities can be purchased at a discount from Davis Advisors’ estimate of the company’s intrinsic value based upon fundamental analysis of cash flows, assets and liabilities, and other criteria that Davis Advisors deems to be material on a company-by-company basis. Davis Advisors’
Prospectus | Davis Fundamental ETF Trust | 7

goal is to invest in companies for the long term (ideally, five years or longer, although this goal may not be met). Davis Advisors considers selling a company’s equity securities if the securities’ market price exceeds Davis Advisors’ estimates of intrinsic value, if the ratio of the risks and rewards of continuing to own the company’s equity securities is no longer attractive, to raise cash to purchase a more attractive investment opportunity, to satisfy net redemptions, or for other purposes.
Principal Risks of Investing in the Fund
You may lose money by investing in the Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.
The principal risks of investing in the Fund are:
Stock Market Risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
Common Stock Risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer’s other securities, including preferred, convertible, and debt securities.
Market Trading Risk. The Fund is subject to a number of market trading risks, which include the possibility of an inactive market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. ONE OR MORE OF THESE FACTORS, AMONG OTHERS, COULD LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. The Fund’s market price may vary from the value of the Fund’s underlying portfolio holdings, particularly in times of market stress. This difference may be reflected as a spread between the bid and ask prices for the Fund shares during the day or a premium or discount in the closing market price of the Fund when compared to the NAV. An investor may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold.
Exchange-Traded Fund Risk. The Fund is an actively managed exchange-traded fund and trades like common stock on an exchange. The Fund is subject to the risks of owning the underlying securities, as well as the risks of owning an exchange-traded fund generally. The management fees of an actively managed exchange-traded fund are generally higher and can increase the Fund’s expenses. The market for the Fund’s shares may become less liquid in response to the deteriorating liquidity in the market for the Fund’s underlying portfolio holdings. A loss of liquidity for Fund shares could lead to differences between the market price of the Fund shares and the underlying value of the Fund shares.
Foreign Country Risk. Securities of foreign companies (including Depositary Receipts) may be subject to greater risk, as foreign economies may not be as strong or diversified, foreign political systems may not be as stable and foreign financial reporting standards may not be as rigorous as they are in the United States. There may also be less information publicly available regarding the non-U.S. issuers and their securities. These securities may be less liquid (and, in some cases, may be illiquid) and could be harder to value than more liquid securities.
Exposure to Industry or Sector Risk. Subject to the Fund’s investment limitations, the Fund may have significant exposure to a particular industry or sector. Such exposure may cause the Fund to be more impacted by risks relating to and developments affecting the industry or sector, and thus its net asset value may be more volatile than a fund without such levels of exposure. For example, if the Fund has significant exposure in a particular industry, then economic, regulatory, or other issues that negatively affect that industry may have a greater impact on the Fund than on a fund that is more diversified.
China Risk – Generally. Investment in Chinese securities may subject the Fund to risks that are specific to China. China may be subject to significant amounts of instability, including, but not limited to, economic, political, and social instability. China’s economy may differ from the U.S. economy in certain respects, including, but not limited to, general development, level of government involvement, wealth distribution, and structure.
The Fund may invest in securities issued by variable interest entities (“VIEs”), which are subject to the investment risks associated with the underlying Chinese operating company. A VIE enters into service contracts and other contracts with the Chinese operating company, which provide the VIE with exposure to the company. Although the VIE has no equity ownership of the Chinese operating company, the contractual arrangements permit the VIE to consolidate the Chinese operating company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese operating company’s performance and the enforceability of the VIE’s contractual arrangements with the Chinese company.
Headline Risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, management, or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time, and the company’s stock may never recover or may become worthless.
Foreign Market Risk. Because certain foreign holdings of the Fund may trade in a market that is closed when the market in which the Fund’s shares are listed is open, there may be changes between the last quote of the foreign holding from its closed foreign market and the value of such security during the Fund’s domestic trading day. This in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.
Prospectus | Davis Fundamental ETF Trust | 8

Large-Capitalization Companies Risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large-capitalization companies. Large-capitalization companies generally experience slower rates of growth in earnings per share than do mid- and small-capitalization companies.
Manager Risk. Poor security selection or focus on securities in a particular sector, category, or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. Even if the Adviser implements the intended investment strategies, the implementation of the strategies may be unsuccessful in achieving the Fund’s investment objective.
Authorized Participant Concentration Risk. Only an Authorized Participant (“AP”) (as defined in the “Creations and Redemptions” section of the Fund’s prospectus) may engage in creation and/or redemption transactions directly with the Fund. The Fund has a limited number of financial intermediaries that act as APs. To the extent that these intermediaries exit the business or are unable or unwilling to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to net asset value (“NAV”) and could face delisting. There are a limited number of financial institutions that may act as APs that post collateral for certain trades on an agency basis (i.e., on behalf of other market participants). To the extent that those APs exit the business or are unable to process creation and/or redemption orders and no other AP is able to step forward to do so, there may be a significantly diminished trading market for the ETF’s shares. In addition, please note that this could in turn lead to differences between the market price of the ETF’s shares and the underlying value of those shares.
Cybersecurity Risk. A cybersecurity breach may disrupt the business operations of the Fund or its service providers. A breach may allow an unauthorized party to gain access to Fund assets, customer data or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.
Emerging Market Risk. Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks relating to political, economic, or regulatory conditions not found in more mature markets, such as government controls on foreign investments, government restrictions on the transfer of securities, and less developed trading markets, exchanges, reporting standards, and legal and accounting systems. These securities may be more volatile and less liquid, which may also make them more difficult to value than securities in countries with developed economies.
Depositary Receipts Risk. Depositary Receipts, consisting of American Depositary Receipts, European Depositary Receipts, and Global Depositary Receipts, are certificates evidencing ownership of shares of a foreign issuer. Depositary Receipts are subject to many of the risks associated with investing directly in foreign securities. Depositary Receipts may trade at a discount, or a premium, to the underlying security and may be less liquid than the underlying securities listed on an exchange.
Fees and Expenses Risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return that a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low-return environment, or a bear market, increases the risk that a shareholder may lose money.
Foreign Currency Risk. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. For example, when the Fund holds a security that is denominated in a foreign currency, a decline of that foreign currency against the U.S. dollar would generally cause the value of the Fund’s shares to decline.
Mid- and Small-Capitalization Companies Risk. Companies with less than $10 billion in market capitalization are considered by the Adviser to be mid- or small-capitalization companies. Mid- and small-capitalization companies typically have more limited product lines, markets, and financial resources than larger companies and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.
Shareholder Concentration Risk. From time to time, a relatively large percentage (over 20%) of the Fund’s shares may be held by related shareholders. A large redemption by one or more of such shareholders may: (1) reduce the Fund’s liquidity, (2) increase the Fund’s transactions and transaction costs, (3) result in substantial capital gains distributions for shareholders, and (4) increase the Fund’s ongoing operating expenses, which could negatively impact the remaining shareholders of the Fund.
An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Results
The bar chart below provides some indication of the risks of investing in the Fund by showing how the Fund’s investment results have varied from year to year. The following table shows how the Fund’s average annual total returns, for the periods indicated, compare with the MSCI ACWI (All Country World Index) ex U.S., a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.davisetfs.com or by calling 1-800-279-0279.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Prospectus | Davis Fundamental ETF Trust | 9

Calendar Year Total Returns

	Returns	Period Ending
Highest Quarter	22.38%	June 30, 2020
Lowest Quarter	-21.52%	March 31, 2020

Average Annual Total Returns (For the periods ended December 31, 2025)	Past 1 Year	Past 5 Years	Since Inception (3/1/18)
Return before taxes	32.29%	5.77%	6.31%
Return after taxes on distributions	31.95%	5.49%	6.05%
Return after taxes on distributions and sale of Fund shares	19.66%	4.55%	5.04%
MSCI ACWI (All Country World Index) ex U.S. reflects no deduction for fees, expenses or taxes	32.39%	7.90%	6.97%
Management
Investment Adviser. Davis Selected Advisers, L.P. serves as the Fund’s investment adviser.
Sub-Adviser. Davis Selected Advisers–NY, Inc., a wholly owned subsidiary of the Adviser, serves as the Fund’s sub-adviser.
Portfolio Manager. As of the date of this prospectus, the Portfolio Manager listed below is primarily responsible for the day-to-day management of the Fund’s portfolio.
Portfolio Manager	Experience with this Fund	Primary Title with Investment Adviser or Sub-Adviser
Danton Goei	Since March 2018	Vice President, Davis Selected Advisers–NY, Inc.
Purchase and Sale of Fund Shares
The Fund is an actively managed ETF. Individual shares of the Fund are listed on a national securities exchange. Individual shares may only be bought and sold in the secondary market through a broker or dealer at a market price. As the price of Fund shares is based on the market price, and because ETF shares trade at a market price rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of a Fund (the bid) and the lowest price a seller is willing to accept for shares of a Fund (the ask) when buying or selling shares in the secondary market (the bid-ask spread). The Fund will only issue or redeem shares that have been aggregated into blocks of 25,000 shares or multiples thereof (“Creation Units”) to APs who have entered into agreements with the Fund’s distributor. The Fund generally will issue or redeem Creations Units in return for a designated portfolio of securities (and an amount of cash) the Fund specifies each day. Current information regarding the net asset value, market price, premium and/or discount, and bid-ask spreads on a Fund can be obtained at www.davisetfs.com.
For important information about the purchase and sale of Fund shares and tax information, please see the “Buying and Selling Shares” section of the Fund’s prospectus.
Tax Information
If the Fund earns income or realizes capital gains, it intends to make distributions that may be taxed as ordinary income, qualified dividend income or capital gains by federal, state and local authorities.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
Prospectus | Davis Fundamental ETF Trust | 10

Davis Select Worldwide ETF Summary
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.62%
Less Fee Waiver and/or Expense Reimbursement*	0.00%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.62%
*
The Adviser (as defined below) is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual fund operating expenses at 0.65%. For purposes of this expense cap, operating expenses do not include foreign tax reclaim filing expenses. The Adviser is obligated to continue the expense cap through March 1, 2027. The expense cap cannot be modified prior to this date without the consent of the Board of Trustees. After that date, there is no assurance that the Adviser will continue to cap expenses. The Adviser may not recoup any of the operating expenses it has reimbursed to the Fund.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example does not take into account brokerage commissions that you may pay when purchasing or selling shares. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
DWLD	$63	$199	$346	$774
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund is an actively managed exchange-traded fund (“ETF”). Davis Selected Advisers, L.P. (“Davis Advisors” or the “Adviser”), the Fund’s investment adviser, uses the Davis Investment Discipline to invest the Fund’s portfolio principally in common stocks (including indirect holdings of common stock through Depositary Receipts (as defined below)) issued by both United States and foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization. The Fund will invest significantly (at least 40% of total assets under normal market conditions and at least 30% of total assets if market conditions are not deemed favorable) in issuers (1) organized or located outside of the U.S.; (2) whose primary trading market is located outside the U.S.; or (3) doing a substantial amount of business outside the U.S., which the Fund considers to be a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. Under normal market conditions, the Fund will invest in issuers representing at least three different countries. These non-U.S. company investments may include European Depositary Receipts (“EDRs”), American Depositary Receipts (“ADRs”), and Global Depositary Receipts (“GDRs” and together with EDRs and ADRs, “Depositary Receipts”). Depositary Receipts are receipts that represent ownership of shares of a non-U.S. issuer held in trust by a bank or similar financial institution.
Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies’ equity securities. Davis Advisors seeks companies whose equity securities can be purchased at a discount from Davis Advisors’ estimate of the company’s intrinsic value based upon fundamental analysis of cash flows, assets and liabilities, and other criteria that Davis Advisors deems to be material on a company-by-company basis. Davis Advisors’
Prospectus | Davis Fundamental ETF Trust | 11

goal is to invest in companies for the long term (ideally, five years or longer, although this goal may not be met). Davis Advisors considers selling a company’s equity securities if the securities’ market price exceeds Davis Advisors’ estimates of intrinsic value, if the ratio of the risks and rewards of continuing to own the company’s equity securities is no longer attractive, to raise cash to purchase a more attractive investment opportunity, to satisfy net redemptions, or for other purposes.
Principal Risks of Investing in the Fund
You may lose money by investing in the Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.
The principal risks of investing in the Fund are:
Stock Market Risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
Common Stock Risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer’s other securities, including preferred, convertible, and debt securities.
Market Trading Risk. The Fund is subject to a number of market trading risks, which include the possibility of an inactive market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. ONE OR MORE OF THESE FACTORS, AMONG OTHERS, COULD LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. The Fund’s market price may vary from the value of the Fund’s underlying portfolio holdings, particularly in times of market stress. This difference may be reflected as a spread between the bid and ask prices for the Fund shares during the day or a premium or discount in the closing market price of the Fund when compared to the NAV. An investor may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold.
Exchange-Traded Fund Risk. The Fund is an actively managed exchange-traded fund and trades like common stock on an exchange. The Fund is subject to the risks of owning the underlying securities, as well as the risks of owning an exchange-traded fund generally. The management fees of an actively managed exchange-traded fund are generally higher and can increase the Fund’s expenses. The market for the Fund’s shares may become less liquid in response to the deteriorating liquidity in the market for the Fund’s underlying portfolio holdings. A loss of liquidity for Fund shares could lead to differences between the market price of the Fund shares and the underlying value of the Fund shares.
Foreign Country Risk. Securities of foreign companies (including Depositary Receipts) may be subject to greater risk, as foreign economies may not be as strong or diversified, foreign political systems may not be as stable and foreign financial reporting standards may not be as rigorous as they are in the United States. There may also be less information publicly available regarding the non-U.S. issuers and their securities. These securities may be less liquid (and, in some cases, may be illiquid) and could be harder to value than more liquid securities.
Exposure to Industry or Sector Risk. Subject to the Fund’s investment limitations, the Fund may have significant exposure to a particular industry or sector. Such exposure may cause the Fund to be more impacted by risks relating to and developments affecting the industry or sector, and thus its net asset value may be more volatile than a fund without such levels of exposure. For example, if the Fund has significant exposure in a particular industry, then economic, regulatory, or other issues that negatively affect that industry may have a greater impact on the Fund than on a fund that is more diversified.
China Risk – Generally. Investment in Chinese securities may subject the Fund to risks that are specific to China. China may be subject to significant amounts of instability, including, but not limited to, economic, political, and social instability. China’s economy may differ from the U.S. economy in certain respects, including, but not limited to, general development, level of government involvement, wealth distribution, and structure.
The Fund may invest in securities issued by variable interest entities (“VIEs”), which are subject to the investment risks associated with the underlying Chinese operating company. A VIE enters into service contracts and other contracts with the Chinese operating company, which provide the VIE with exposure to the company. Although the VIE has no equity ownership of the Chinese operating company, the contractual arrangements permit the VIE to consolidate the Chinese operating company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese operating company’s performance and the enforceability of the VIE’s contractual arrangements with the Chinese company.
Headline Risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, management, or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time, and the company’s stock may never recover or may become worthless.
Foreign Market Risk. Because certain foreign holdings of the Fund may trade in a market that is closed when the market in which the Fund’s shares are listed is open, there may be changes between the last quote of the foreign holding from its closed foreign market and the value of such security during the Fund’s domestic trading day. This in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.
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Large-Capitalization Companies Risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large-capitalization companies. Large-capitalization companies generally experience slower rates of growth in earnings per share than do mid- and small-capitalization companies.
Manager Risk. Poor security selection or focus on securities in a particular sector, category, or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. Even if the Adviser implements the intended investment strategies, the implementation of the strategies may be unsuccessful in achieving the Fund’s investment objective.
Authorized Participant Concentration Risk. Only an Authorized Participant (“AP”) (as defined in the “Creations and Redemptions” section of the Fund’s prospectus) may engage in creation and/or redemption transactions directly with the Fund. The Fund has a limited number of financial intermediaries that act as APs. To the extent that these intermediaries exit the business or are unable or unwilling to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to net asset value (“NAV”) and could face delisting. There are a limited number of financial institutions that may act as APs that post collateral for certain trades on an agency basis (i.e., on behalf of other market participants). To the extent that those APs exit the business or are unable to process creation and/or redemption orders and no other AP is able to step forward to do so, there may be a significantly diminished trading market for the ETF’s shares. In addition, please note that this could in turn lead to differences between the market price of the ETF’s shares and the underlying value of those shares.
Cybersecurity Risk. A cybersecurity breach may disrupt the business operations of the Fund or its service providers. A breach may allow an unauthorized party to gain access to Fund assets, customer data or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.
Emerging Market Risk. Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks relating to political, economic, or regulatory conditions not found in more mature markets, such as government controls on foreign investments, government restrictions on the transfer of securities, and less developed trading markets, exchanges, reporting standards, and legal and accounting systems. These securities may be more volatile and less liquid, which may also make them more difficult to value than securities in countries with developed economies.
Depositary Receipts Risk. Depositary Receipts, consisting of American Depositary Receipts, European Depositary Receipts, and Global Depositary Receipts, are certificates evidencing ownership of shares of a foreign issuer. Depositary Receipts are subject to many of the risks associated with investing directly in foreign securities. Depositary Receipts may trade at a discount, or a premium, to the underlying security and may be less liquid than the underlying securities listed on an exchange.
Fees and Expenses Risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return that a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low-return environment, or a bear market, increases the risk that a shareholder may lose money.
Foreign Currency Risk. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. For example, when the Fund holds a security that is denominated in a foreign currency, a decline of that foreign currency against the U.S. dollar would generally cause the value of the Fund’s shares to decline.
Mid- and Small-Capitalization Companies Risk. Companies with less than $10 billion in market capitalization are considered by the Adviser to be mid- or small-capitalization companies. Mid- and small-capitalization companies typically have more limited product lines, markets, and financial resources than larger companies and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.
Shareholder Concentration Risk. From time to time, a relatively large percentage (over 20%) of the Fund’s shares may be held by related shareholders. A large redemption by one or more of such shareholders may: (1) reduce the Fund’s liquidity, (2) increase the Fund’s transactions and transaction costs, (3) result in substantial capital gains distributions for shareholders, and (4) increase the Fund’s ongoing operating expenses, which could negatively impact the remaining shareholders of the Fund.
An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Results
The bar chart below provides some indication of the risks of investing in the Fund by showing how the Fund’s investment results have varied from year to year. The following table shows how the Fund’s average annual total returns, for the periods indicated, compare with the MSCI ACWI (All Country World Index), a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.davisetfs.com or by calling 1-800-279-0279.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
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Calendar Year Total Returns

	Returns	Period Ending
Highest Quarter	22.31%	June 30, 2020
Lowest Quarter	-23.04%	March 31, 2020

Average Annual Total Returns (For the periods ended December 31, 2025)	Past 1 Year	Past 5 Years	Since Inception (1/11/17)
Return before taxes	30.45%	9.91%	11.35%
Return after taxes on distributions	30.09%	9.69%	11.01%
Return after taxes on distributions and sale of Fund shares	18.49%	7.89%	9.28%
MSCI ACWI (All Country World Index) reflects no deduction for fees, expenses or taxes	22.34%	11.19%	11.99%
Management
Investment Adviser. Davis Selected Advisers, L.P. serves as the Fund’s investment adviser.
Sub-Adviser. Davis Selected Advisers–NY, Inc., a wholly owned subsidiary of the Adviser, serves as the Fund’s sub-adviser.
Portfolio Manager. As of the date of this prospectus, the Portfolio Manager listed below is primarily responsible for the day-to-day management of the Fund’s portfolio.
Portfolio Manager	Experience with this Fund	Primary Title with Investment Adviser or Sub-Adviser
Danton Goei	Since January 2017	Vice President, Davis Selected Advisers–NY, Inc.
Purchase and Sale of Fund Shares
The Fund is an actively managed ETF. Individual shares of the Fund are listed on a national securities exchange. Individual shares may only be bought and sold in the secondary market through a broker or dealer at a market price. As the price of Fund shares is based on the market price, and because ETF shares trade at a market price rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of a Fund (the bid) and the lowest price a seller is willing to accept for shares of a Fund (the ask) when buying or selling shares in the secondary market (the bid-ask spread). The Fund will only issue or redeem shares that have been aggregated into blocks of 25,000 shares or multiples thereof (“Creation Units”) to APs who have entered into agreements with the Fund’s distributor. The Fund generally will issue or redeem Creations Units in return for a designated portfolio of securities (and an amount of cash) the Fund specifies each day. Current information regarding the net asset value, market price, premium and/or discount, and bid-ask spreads on a Fund can be obtained at www.davisetfs.com.
For important information about the purchase and sale of Fund shares and tax information, please see the “Buying and Selling Shares” section of the Fund’s prospectus.
Tax Information
If the Fund earns income or realizes capital gains, it intends to make distributions that may be taxed as ordinary income, qualified dividend income or capital gains by federal, state and local authorities.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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Davis Select Financial ETF Summary
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.61%
Less Fee Waiver and/or Expense Reimbursement*	0.00%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.61%
*
The Adviser (as defined below) is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual fund operating expenses at 0.65%. For purposes of this expense cap, operating expenses do not include foreign tax reclaim filing expenses. The Adviser is obligated to continue the expense cap through March 1, 2027. The expense cap cannot be modified prior to this date without the consent of the Board of Trustees. After that date, there is no assurance that the Adviser will continue to cap expenses. The Adviser may not recoup any of the operating expenses it has reimbursed to the Fund.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example does not take into account brokerage commissions that you may pay when purchasing or selling shares. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
DFNL	$62	$195	$340	$762
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund is an actively managed exchange-traded fund (“ETF”). Davis Selected Advisers, L.P. (“Davis Advisors” or the “Adviser”), the Fund’s investment adviser, uses the Davis Investment Discipline to invest, under normal market conditions, at least 80% of the Fund’s net assets plus any borrowings for investment purposes in securities issued by companies principally engaged in the financial services sector. The Fund is non- diversified and, therefore, is allowed to focus its investments in fewer companies than a fund that is required to diversify its portfolio. The Fund’s portfolio generally contains between 15 and 35 companies, although the precise number of its investments will vary over time. The Fund invests, principally, in common stocks (including indirect holdings of common stock through Depositary Receipts). The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in issuers in foreign countries, including countries with developed or emerging markets. These non-U.S. company investments may include European Depositary Receipts (“EDRs”), American Depositary Receipts (“ADRs”), and Global Depositary Receipts (“GDRs” and together with EDRs and ADRs, “Depositary Receipts”). Depositary Receipts are receipts that represent ownership of shares of a non-U.S. issuer held in trust by a bank or similar financial institution.
A company is principally engaged in financial services if it owns financial services-related assets that constitute at least 50% of the value of all of its assets, or if it derives at least 50% of its revenues from providing financial services. Companies are classified by GICS based on their principal business activity. Revenue is a key factor in determining a firm’s principal business activity. Financial services companies include those with their principal business activity in one of the following areas: banks, financial services, consumer finance, capital markets, insurance, and mortgage REITs.
Davis Investment Discipline. Davis Advisors manages equity funds using the Davis Investment Discipline. Davis Advisors conducts extensive research to try to identify businesses that possess characteristics that Davis Advisors believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. Davis Advisors aims to invest in such businesses when they are trading at discounts to their intrinsic worth. Davis Advisors emphasizes individual stock selection and believes that the ability to evaluate management is critical. Davis Advisors routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such
Prospectus | Davis Fundamental ETF Trust | 15

research, however rigorous, involves predictions and forecasts that are inherently uncertain. After determining which companies Davis Advisors believes the Fund should own, Davis Advisors then turns its analysis to determining the intrinsic value of those companies’ equity securities. Davis Advisors seeks companies whose equity securities can be purchased at a discount from Davis Advisors’ estimate of the company’s intrinsic value based upon fundamental analysis of cash flows, assets and liabilities, and other criteria that Davis Advisors deems to be material on a company-by-company basis. Davis Advisors’ goal is to invest in companies for the long term (ideally, five years or longer, although this goal may not be met). Davis Advisors considers selling a company’s equity securities if the securities’ market price exceeds Davis Advisors’ estimates of intrinsic value, if the ratio of the risks and rewards of continuing to own the company’s equity securities is no longer attractive, to raise cash to purchase a more attractive investment opportunity, to satisfy net redemptions, or for other purposes.
Principal Risks of Investing in the Fund
You may lose money by investing in the Fund. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.
The principal risks of investing in the Fund are:
Stock Market Risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines.
Common Stock Risk. Common stock represents an ownership position in a company. An adverse event may have a negative impact on a company and could result in a decline in the price of its common stock. Common stock is generally subordinate to an issuer’s other securities, including preferred, convertible, and debt securities.
Market Trading Risk. The Fund is subject to a number of market trading risks, which include the possibility of an inactive market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. ONE OR MORE OF THESE FACTORS, AMONG OTHERS, COULD LEAD TO THE FUND’S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. The Fund’s market price may vary from the value of the Fund’s underlying portfolio holdings, particularly in times of market stress. This difference may be reflected as a spread between the bid and ask prices for the Fund shares during the day or a premium or discount in the closing market price of the Fund when compared to the NAV. An investor may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold.
Exchange-Traded Fund Risk. The Fund is an actively managed exchange-traded fund and trades like common stock on an exchange. The Fund is subject to the risks of owning the underlying securities, as well as the risks of owning an exchange-traded fund generally. The management fees of an actively managed exchange-traded fund are generally higher and can increase the Fund’s expenses. The market for the Fund’s shares may become less liquid in response to the deteriorating liquidity in the market for the Fund’s underlying portfolio holdings. A loss of liquidity for Fund shares could lead to differences between the market price of the Fund shares and the underlying value of the Fund shares.
Financial Services Risk. Risks of investing in the financial services sector include: (1) systemic risk: factors outside the control of a particular financial institution may adversely affect the ability of the financial institution to operate normally or may impair its financial condition; (2) regulatory actions: financial services companies may suffer setbacks if regulators change the rules under which they operate; (3) changes in interest rates: unstable and/or rising interest rates may have a disproportionate effect on companies in the financial services sector; (4) non-diversified loan portfolios: financial services companies may have concentrated portfolios that make them vulnerable to economic conditions that affect an industry; (5) credit: financial services companies may have exposure to investments or agreements that may lead to losses; and (6) competition: the financial services sector has become increasingly competitive.
Credit Risk. Financial institutions are often highly leveraged and may not be able to make timely payments of interest and principal.
Interest Rate Sensitivity Risk. Interest rates may have a powerful influence on the earnings of financial institutions.
Focused Portfolio Risk. Funds that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the value of the Fund’s total portfolio.
Headline Risk. The Fund may invest in a company when the company becomes the center of controversy after receiving adverse media attention concerning its operations, long-term prospects, management, or for other reasons. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time, and the company’s stock may never recover or may become worthless.
Foreign Country Risk. Securities of foreign companies (including Depositary Receipts) may be subject to greater risk, as foreign economies may not be as strong or diversified, foreign political systems may not be as stable and foreign financial reporting standards may not be as rigorous as they are in the United States. There may also be less information publicly available regarding the non-U.S. issuers and their securities. These securities may be less liquid (and, in some cases, may be illiquid) and could be harder to value than more liquid securities.
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Large-Capitalization Companies Risk. Companies with $10 billion or more in market capitalization are considered by the Adviser to be large-capitalization companies. Large-capitalization companies generally experience slower rates of growth in earnings per share than do mid- and small-capitalization companies.
Manager Risk. Poor security selection or focus on securities in a particular sector, category, or group of companies may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. Even if the Adviser implements the intended investment strategies, the implementation of the strategies may be unsuccessful in achieving the Fund’s investment objective.
Authorized Participant Concentration Risk. Only an Authorized Participant (“AP”) (as defined in the “Creations and Redemptions” section of the Fund’s prospectus) may engage in creation and/or redemption transactions directly with the Fund. The Fund has a limited number of financial intermediaries that act as APs. To the extent that these intermediaries exit the business or are unable or unwilling to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to net asset value (“NAV”) and could face delisting. There are a limited number of financial institutions that may act as APs that post collateral for certain trades on an agency basis (i.e., on behalf of other market participants). To the extent that those APs exit the business or are unable to process creation and/or redemption orders and no other AP is able to step forward to do so, there may be a significantly diminished trading market for the ETF’s shares. In addition, please note that this could in turn lead to differences between the market price of the ETF’s shares and the underlying value of those shares.
Cybersecurity Risk. A cybersecurity breach may disrupt the business operations of the Fund or its service providers. A breach may allow an unauthorized party to gain access to Fund assets, customer data or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.
Depositary Receipts Risk. Depositary Receipts, consisting of American Depositary Receipts, European Depositary Receipts, and Global Depositary Receipts, are certificates evidencing ownership of shares of a foreign issuer. Depositary Receipts are subject to many of the risks associated with investing directly in foreign securities. Depositary Receipts may trade at a discount, or a premium, to the underlying security and may be less liquid than the underlying securities listed on an exchange.
Fees and Expenses Risk. The Fund may not earn enough through income and capital appreciation to offset the operating expenses of the Fund. All mutual funds incur operating fees and expenses. Fees and expenses reduce the return that a shareholder may earn by investing in a fund, even when a fund has favorable performance. A low-return environment, or a bear market, increases the risk that a shareholder may lose money.
Foreign Currency Risk. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. For example, when the Fund holds a security that is denominated in a foreign currency, a decline of that foreign currency against the U.S. dollar would generally cause the value of the Fund’s shares to decline.
Emerging Market Risk. Securities of issuers in emerging and developing markets may offer special investment opportunities, but present risks relating to political, economic, or regulatory conditions not found in more mature markets, such as government controls on foreign investments, government restrictions on the transfer of securities, and less developed trading markets, exchanges, reporting standards, and legal and accounting systems. These securities may be more volatile and less liquid, which may also make them more difficult to value than securities in countries with developed economies.
Mid- and Small-Capitalization Companies Risk. Companies with less than $10 billion in market capitalization are considered by the Adviser to be mid- or small-capitalization companies. Mid- and small-capitalization companies typically have more limited product lines, markets, and financial resources than larger companies and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.
Shareholder Concentration Risk. From time to time, a relatively large percentage (over 20%) of the Fund’s shares may be held by related shareholders. A large redemption by one or more of such shareholders may: (1) reduce the Fund’s liquidity, (2) increase the Fund’s transactions and transaction costs, (3) result in substantial capital gains distributions for shareholders, and (4) increase the Fund’s ongoing operating expenses, which could negatively impact the remaining shareholders of the Fund.
An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Results
The bar chart below provides some indication of the risks of investing in the Fund by showing how the Fund’s investment results have varied from year to year. The following table shows how the Fund’s average annual total returns, for the periods indicated, compare with the S&P 500 Index, a broad-based securities market index, and the S&P 500 Financials Index. The S&P 500 Financials Index is a measure of the performance of the companies in the financial sector as a subset of the S&P 500 Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.davisetfs.com or by calling 1-800-279-0279.
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After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Calendar Year Total Returns

	Returns	Period Ending
Highest Quarter	27.23%	December 31, 2020
Lowest Quarter	-34.28%	March 31, 2020

Average Annual Total Returns (For the periods ended December 31, 2025)	Past 1 Year	Past 5 Years	Since Inception (1/11/17)
Return before taxes	28.61%	17.71%	12.64%
Return after taxes on distributions	28.18%	17.07%	12.04%
Return after taxes on distributions and sale of Fund shares	17.22%	14.22%	10.28%
S&P 500 Index reflects no deduction for fees, expenses or taxes	17.88%	14.42%	14.97%
S&P 500 Financials Index reflects no deduction for fees, expenses or taxes	15.02%	15.26%	12.03%
Management
Investment Adviser. Davis Selected Advisers, L.P. serves as the Fund’s investment adviser.
Sub-Adviser. Davis Selected Advisers–NY, Inc., a wholly owned subsidiary of the Adviser, serves as the Fund’s sub-adviser.
Portfolio Managers. As of the date of this prospectus, the Portfolio Managers listed below are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.
Portfolio Managers	Experience with this Fund	Primary Title with Investment Adviser or Sub-Adviser
Christopher Davis	Since January 2017	Chairman, Davis Selected Advisers, L.P.
Pierce Crosbie	Since December 2018	Vice President, Davis Selected Advisers–NY, Inc.
Purchase and Sale of Fund Shares
The Fund is an actively managed ETF. Individual shares of the Fund are listed on a national securities exchange. Individual shares may only be bought and sold in the secondary market through a broker or dealer at a market price. As the price of Fund shares is based on the market price, and because ETF shares trade at a market price rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of a Fund (the bid) and the lowest price a seller is willing to accept for shares of a Fund (the ask) when buying or selling shares in the secondary market (the bid-ask spread). The Fund will only issue or redeem shares that have been aggregated into blocks of 25,000 shares or multiples thereof (“Creation Units”) to APs who have entered into agreements with the Fund’s distributor. The Fund generally will issue or redeem Creations Units in return for a designated portfolio of securities (and an amount of cash) the Fund specifies each day. Current information regarding the net asset value, market price, premium and/or discount, and bid-ask spreads on a Fund can be obtained at www.davisetfs.com.
For important information about the purchase and sale of Fund shares and tax information, please see the “Buying and Selling Shares” section of the Fund’s prospectus.
Tax Information
If the Fund earns income or realizes capital gains, it intends to make distributions that may be taxed as ordinary income, qualified dividend income or capital gains by federal, state and local authorities.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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Additional Information About Investment Objectives, Principal Strategies, and Principal Risks
This prospectus contains important information about investing in the Funds. Please read this prospectus carefully before you make any investment decisions. Additional information regarding the Funds is available at davisetfs.com/literature/regulatory-documents.
Shares of each Fund are listed for trading on Cboe Global Markets, Inc. The Funds' shares trade under the trading symbols “DUSA” (Davis Select U.S. Equity ETF), “DINT” (Davis Select International ETF), “DWLD” (Davis Select Worldwide ETF) and “DFNL” (Davis Select Financial ETF).
Investment Objective
Each Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees (the “Board”) of Davis Fundamental ETF Trust (the “Trust”) without shareholder approval. There is no assurance that a Fund will meet its investment objective.
Principal Investment Strategies
The principal investment strategies and risks for the Funds are described in more detail above and below. The prospectus and statement of additional information (“SAI”) contain a number of investment strategies and risks that may be important to consider even though they are not principal investment strategies or principal risks for the Funds. The prospectus also contains disclosure that describes Davis Advisors’ process for determining when the Funds may pursue a non-principal investment strategy.
The principal risks, but not the only risks, for each Fund are summarized in the summary section of this Prospectus for each Fund as well as in each Fund’s Summary Prospectus. More details on some of the principal investment strategies and risks are described above and below. DUSA, DFNL, DINT and DWLD would provide Fund shareholders with at least 60 days’ prior notice before changing its name policy. The statement of additional information (“SAI”) includes a “Name Policy” section, which contains additional information.
Many foreign markets operate at times that do not coincide with the New York Stock Exchange. As a result, the closing prices of securities that trade on foreign markets may be as much as 15 hours old by the time a fund calculates its net asset value, and may not reflect the current market values of those securities. In particular, the closing prices of foreign securities may not reflect their market values at a Fund’s net asset value calculation if a significant event that will affect the value of those securities has occurred since the closing prices were established on the foreign exchange or market, but before a Fund’s net asset value calculation. This situation could lead to a pricing error and dilution of shareholders’ investment in a Fund.
Principal Risks of Investing in the Funds
If you buy shares of the Funds, you may lose some or all of the money that you invest. The investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The likelihood of loss may be greater if you invest for a shorter period of time. This section describes the principal risks (but not the only risks) that could cause the value of your investment in the Funds to decline and which could prevent them from achieving their stated investment objectives.
The principal risks of investing in the Funds, listed alphabetically, include:
China Risk – Generally (DWLD and DINT only). Investments in Chinese securities may subject the Funds to risks that are specific to China. China may be subject to significant amounts of instability including, but not limited to, economic, political, and social instability. China’s economy may differ from the U.S. economy in certain respects including, but not limited to, general development, level of government involvement, wealth distribution, and structure. The government of China has historically demonstrated its control over almost every sector of the Chinese economy through state ownership and/or administrative regulation. As an example, the Chinese government has taken certain actions that have influenced prices of goods, encouraged companies to invest in certain industries, has induced mergers, and may take such actions or similar actions now or in the future. In addition, the Chinese government has taken actions which could materially impact the business operations of certain industries which could impact underlying holdings. U.S. and Chinese regulators have, and may in the future, impact the ability of Chinese companies to gain access to U.S. capital markets.
As of January 31, 2026, DWLD and DINT had significant exposure to shell companies with contractual arrangements with Variable Interest Entities (“VIEs”). For purposes of raising capital offshore on exchanges outside of China, including on U.S. exchanges, many Chinese-based operating companies are structured as VIEs. In this structure, the Chinese-based operating company is the VIE and establishes a shell company in a foreign jurisdiction, such as the Cayman Islands. The shell company lists on a foreign exchange and enters into contractual arrangements with the VIE. This structure allows Chinese companies in which the government restricts foreign ownership to raise capital from foreign investors. While the shell company has no equity ownership of the VIE, these contractual arrangements permit the shell company to consolidate the VIE’s financial statements with its own for accounting purposes and provide for economic exposure to the performance of the underlying Chinese operating company. Therefore, an investor in the listed shell company, such as the Funds, will have exposure to the Chinese-based operating company only through contractual arrangements and has no ownership in the Chinese-based
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operating company. Furthermore, because the shell company only has specific rights provided for in these service agreements with the VIE, its abilities to control the activities at the Chinese-based operating company are limited and the operating company may engage in activities that negatively impact investment value.
While the VIE structure has been widely adopted, it is not formally recognized under Chinese law and therefore there is a risk that the Chinese government could prohibit the existence of such structures or negatively impact the VIE’s contractual arrangements with the listed shell company by making them invalid. If these contracts were found to be unenforceable under Chinese law, investors in the listed shell company, such as the Funds, may suffer significant losses with little or no recourse available. If the Chinese government determines that the agreements establishing the VIE structures do not comply with Chinese law and regulations, including those related to restrictions on foreign ownership, it could subject a Chinese-based issuer to penalties, revocation of business and operating licenses, or forfeiture of ownership interest. In addition, the listed shell company’s control over a VIE may also be jeopardized if a natural person who holds the equity interest in the VIE breaches the terms of the agreement, is subject to legal proceedings, or if any physical instruments for authenticating documentation, such as chops and seals, are used without the Chinese-based issuer’s authorization to enter into contractual arrangements in China. Chops and seals, which are carved stamps used to sign documents, represent a legally binding commitment by the company. Moreover, any future regulatory action may prohibit the ability of the shell company to receive the economic benefits of the Chinese-based operating company, which may cause the value of the Funds' investment in the listed shell company to suffer a significant loss. For example, in 2021, the Chinese government prohibited use of the VIE structure for investment in after-school tutoring companies. There is no guarantee that the government will not place similar restrictions on other industries.
Chinese law prohibits investments by foreign investors in certain companies in certain industries. Certain industries that impact minors may be at a higher risk of regulatory action. The Chinese government placed new regulations on the companies related to after-school tutoring and private educational services, one of which is mandating that it must now be registered as a non-profit organization.
Common Stock Risk. Common stock represents ownership positions in companies. The prices of common stock fluctuate based on changes in the financial condition of their issuers and on market and economic conditions. Events that have a negative impact on a business probably will be reflected in a decline in the price of its common stock. Furthermore, when the total value of the stock market declines, most common stocks, even those issued by strong companies, likely will decline in value. Common stock is generally subordinate to an issuer’s other securities, including preferred, convertible, and debt securities.
Cybersecurity Risk. Intentional cybersecurity breaches include: (1) unauthorized access to systems, networks or devices (such as through “hacking” activity); (2) infection from computer viruses or other malicious software code; and (3) attacks that shut down, disable, slow or otherwise disrupt operations, business processes, website access or functionality. In addition, unintentional incidents can occur, such as the inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws).
A cybersecurity breach could result in the loss or theft of customer data or funds, the inability to access electronic systems (“denial of services”), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs. Such incidents could cause the Fund, the Fund’s adviser or sub-adviser, a financial intermediary, or other service providers to incur regulatory penalties, reputational damage, additional compliance costs or financial loss. In addition, such incidents could affect issuers in which the Fund invests, and thereby cause the Fund’s investments to lose value. Please see the SAI for additional cybersecurity risk discussion.
Depositary Receipts Risk. Securities of a foreign company may involve investing in Depositary Receipts, which include American Depositary Receipts, European Depositary Receipts, and Global Depositary Receipts, which are certificates evidencing ownership of shares of a foreign issuer. These certificates, which may be sponsored or unsponsored, are issued by depositary banks and, generally, trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends, interest, and corporate actions. Depositary Receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, Depositary Receipts continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country. Depositary Receipts may trade at a discount or a premium to the underlying security and may be less liquid than the underlying securities listed on an exchange.
Emerging Market Risk (DWLD, DINT, and DFNL only). Securities of issuers in emerging and developing markets may offer special investment opportunities but present risks not found in more mature markets. Those securities may be more difficult to sell at an acceptable price and their prices may be more volatile than securities of issuers in more developed markets. For example, Chinese securities may be subject to increased volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information, and/or political and social instability. Settlements of trades may be subject to greater delays so that the Funds might not receive the proceeds of a sale of a security on a timely basis. In unusual situations, it may not be possible to repatriate sales proceeds in a timely fashion. These investments may be very speculative.
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Emerging markets might have less developed trading markets and exchanges. These countries may have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions on withdrawing the sale proceeds of securities from the country. Companies operating in emerging markets may not be subject to U.S. prohibitions against doing business with countries that are state sponsors of terrorism. Economies of developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Governments may be more unstable and present greater risks of nationalization, expropriation, or restrictions on foreign ownership of stocks of local companies.
As of December 31, 2025, the emerging market countries were: Bahrain, Bangladesh, Benin, Bermuda, Brazil, Burkina Faso, Chile, China, Colombia, Croatia, Czech Republic, Egypt, Estonia, Greece, Guinea-Bissau, Hungary, Iceland, India, Indonesia, Ivory Coast, Jordan, Kazakhstan, Kenya, Korea, Kuwait, Latvia, Lithuania, Malaysia, Mali, Mauritius, Mexico, Morocco, Niger, Oman, Pakistan, Peru, Philippines, Poland, Qatar, Romania, Saudi Arabia, Senegal, Serbia, Slovenia, South Africa, Sri Lanka, Taiwan, Thailand, Togo, Tunisia, Turkey, United Arab Emirates, and Vietnam. Additionally, certain countries that are not on this list may be included at Davis Advisor’s discretion.
Exposure to Industry or Sector Risk (DWLD and DINT only). Subject to the Funds' investment limitations, the Funds may have significant exposure to a particular industry or sector. Such exposure may cause the Funds to be more impacted by risks related to and developments affecting the industry or sector and thus its net asset value may be more volatile than a fund without such levels of exposure. For example, if the Funds have significant exposure in a particular industry, then economic, regulatory, or other issues that negatively affect that industry may have a greater impact on the Funds than on a fund that is more diversified. The SAI contains additional discussion of the risks of exposure to certain industries or sectors. An industry weighting breakdown for the Funds can be found in the most recent annual or semi-annual report.
Financial Services Risk (DUSA and DFNL only). A company is “principally engaged” in financial services if it owns financial services related assets constituting at least 50% of the total value of its assets, or if at least 50% of its revenues are derived from its provision of financial services. The financial services sector consists of several different industries that behave differently in different economic and market environments, including banking, insurance, and securities brokerage houses. Companies in the financial services sector include commercial banks, industrial banks, savings institutions, finance companies, diversified financial services companies, investment banking firms, securities brokerage houses, investment advisory companies, leasing companies, insurance companies, and companies providing similar services. Due to the wide variety of companies in the financial services sector, they may react in different ways to changes in economic and market conditions.
Risks of investing in the financial services sector include: (1) systemic risk: factors outside the control of a particular financial institution — like the failure of another, significant financial institution or material disruptions to the credit markets — may adversely affect the ability of the financial institution to operate normally or may impair its financial condition; (2) regulatory actions: financial services companies may suffer setbacks if regulators change the rules under which they operate; (3) changes in interest rates: unstable and/or rising interest rates may have a disproportionate effect on companies in the financial services sector; (4) non-diversified loan portfolios: financial services companies, whose securities a fund purchases, may themselves have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry; (5) credit: financial services companies may have exposure to investments or agreements, which, under certain circumstances, may lead to losses, e.g., sub-prime loans; and (6) competition: the financial services sector has become increasingly competitive.
Banking. Commercial banks (including “money center” regional and community banks), savings and loan associations, and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries or classifications (such as real estate, energy, or sub-prime mortgages), and significant competition. The profitability of these businesses is to a significant degree dependent on the availability and cost of capital funds. Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings associations are subject to extensive federal and, in many instances, state regulation. Neither such extensive regulation nor the federal insurance of deposits ensures the solvency or profitability of companies in this industry and there is no assurance against losses in securities issued by such companies.
Insurance. Insurance companies are particularly subject to government regulation and rate setting, potential anti-trust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies also may be affected by weather, terrorism, long-term climate changes, and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios (e.g., real estate or “junk” bond holdings), and failures of reinsurance carriers.
Other Financial Services Companies. Many of the investment considerations discussed in connection with banks and insurance companies also apply to other financial services companies. These companies are subject to extensive regulation, rapid business changes and volatile performance dependent on the availability and cost of capital, and prevailing interest rates and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a potentially adverse effect on companies in this industry. Investment banking, securities brokerage, and investment advisory companies are particularly subject to government regulation and the risks inherent in securities trading and underwriting activities.
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Other Regulatory Limitations. Regulations of the Securities and Exchange Commission (“SEC”) impose limits on: (1) investments in the securities of companies that derive more than 15% of their gross revenues from the securities or investment management business (although there are exceptions, the Fund is prohibited from investing more than 5% of its total assets in a single company that derives more than 15% of its gross revenues from the securities or investment management business); and (2) investments in insurance companies. The Fund, generally, is prohibited from owning more than 10% of the outstanding voting securities of an insurance company.
Focused Portfolio Risk (DUSA and DFNL only). Funds that invest in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the value of the Fund’s total portfolio.
A Fund may be classified as a “non-diversified” fund under the 1940 Act, which means that it is permitted to invest its assets in a more limited number of issuers than “diversified” investment companies. A diversified investment company may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer (other than U.S. Government securities and securities of other investment companies) and may not own more than 10% of the outstanding voting securities of any one issuer. While a Fund may be a non-diversified investment company, and therefore not subject to the statutory diversification requirements discussed above, the Fund may still intend to diversify its assets to the extent necessary to qualify for tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).
At any given point in time, a diversified fund may not meet the diversification test outlined above due to appreciation in its portfolio holdings. In such case, the Fund is not required to sell portfolio holdings to meet the diversification test.
The diversification standards under the Internal Revenue Code require that a fund diversify its holdings so that, at the end of each fiscal quarter, (1) at least 50% of the market value of a fund’s assets are represented by cash, U.S. Government securities, securities of other regulated investment companies, and other securities limited with respect to any one issuer to an amount not greater than 5% of a fund’s assets and 10% of the outstanding voting securities of such issuer, and (2) not more than 25% of the value of a fund’s assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies), or of two or more issuers which a fund controls (i.e., owns, directly or indirectly, 20% of the voting stock) and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses.
Foreign Country Risk. Foreign companies may issue both equity and fixed income securities. A company may be classified as either “domestic” or “foreign” depending upon which factors the Adviser considers most important for a given company. Factors that the Adviser considers in classifying a company as domestic or foreign include: (1) whether the company is organized under the laws of the United States or a foreign country; (2) whether the company’s securities principally trade in securities markets outside of the United States; (3) the source of the majority of the company’s revenues or profits; and (4) the location of the majority of the company’s assets. The Adviser generally follows the country classification indicated by a third-party service provider but may use a different country classification if the Adviser’s analysis of the four factors provided above, or other factors that the Adviser deems relevant, indicate that a different country classification is more appropriate. Foreign country risk can be more focused on factors concerning specific countries or geographic areas when the Funds' holdings are more focused in these countries or geographic areas.
The Funds may invest a significant portion of their assets in securities issued by companies operating, incorporated, or principally traded in foreign countries. Investing in foreign countries involves risks that may cause the Funds' performance to be more volatile than it would be if the Funds invested solely in the United States. Foreign economies may not be as strong or as diversified, foreign political systems may not be as stable and foreign financial reporting standards may not be as rigorous as they are in the United States. In addition, foreign capital markets may not be as well developed, so securities may be less liquid, transaction costs may be higher, and investments may be subject to more government regulation. When the Funds invest in foreign securities, their operating expenses are likely to be higher than those of an investment company investing exclusively in U.S. securities, since the custodial and certain other expenses associated with foreign investments are expected to be higher.
Foreign Currency Risk. Securities issued by foreign companies in foreign markets are frequently denominated in foreign currencies. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. For example, when the Funds hold a security that is denominated in a foreign currency, a decline of that foreign currency against the U.S. dollar would generally cause the value of the Funds' shares to decline. The Funds may, but generally do not, hedge their currency risk.
Foreign Market Risk (DWLD and DINT only). Because certain foreign holdings of the Funds may trade in a market that is closed when the market in which the Funds' shares are listed is open, there may be changes between the last quote of the foreign holding from its closed foreign market and the value of such security during the Funds' domestic trading day. This in turn could lead to differences between the market price of the Funds' shares and the underlying value of those shares.
Headline Risk. Davis Advisors seeks to acquire companies with durable business models that can be purchased at attractive valuations relative to what Davis Advisors believes to be the companies’ intrinsic values. Davis Advisors may make such investments when a company becomes the center of controversy after receiving adverse media attention. The company may be involved in litigation, the company’s financial reports or corporate governance may be challenged, the company’s public
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filings may disclose a weakness in internal controls, greater government regulation may be contemplated, or other adverse events may threaten the company’s future. While Davis Advisors researches companies subject to such contingencies, it cannot be correct every time and the company’s stock may never recover or may become worthless.
Market Trading Risk. The Funds face numerous market trading risks, including disruptions to the creation and redemption processes of the Funds, losses from trading in secondary markets, the existence of extreme market volatility or potential lack of an active trading market for shares. These risks may result in shares trading at a significant premium or discount to NAV. The NAV of shares will fluctuate with changes in the market value of the Funds' securities holdings. The market prices of shares will fluctuate in accordance with changes in their NAV and supply and demand. The Adviser cannot predict whether shares will trade below, at, or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces for shares, at work in the secondary trading market, will be closely related, but not identical to the same forces influencing the prices of the securities in the Funds' portfolios, trading individually or in the aggregate at any point in time. The shareholder may sustain losses if a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV. Any of these factors, discussed above and further below, among others, may lead to shares trading at a premium or discount to the Funds' NAV.
Absence of Prior Active Market. While the Funds' shares are expected to be listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. The Distributor does not maintain a secondary market in shares.
Trading Issues. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of shares of the Funds will continue to be met.
Trading Costs. Buying or selling the Fund shares on an Exchange involves two types of costs that apply to all securities transactions. When buying or selling shares of the Funds through a broker, you will likely incur a brokerage commission and other charges. In addition, you may incur the cost of the “spread,” which is the difference between what investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price). There may also be regulatory and other charges that are incurred as a result of trading activity. Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments through a brokerage account.
Mid- and Small-Capitalization Companies Risk. Companies with less than $10 billion in market capitalization are considered by the Adviser to be mid- or small-capitalization companies. Investing in mid- and small-capitalization companies may be more risky than investing in large-capitalization companies. Smaller companies typically have more limited product lines, markets, and financial resources than larger companies and their securities may trade less frequently and in more limited volume than those of larger, more mature companies. Securities of these companies may be subject to volatility in their prices. They may have a limited trading market, which may adversely affect the Funds' ability to dispose of them and can reduce the price the Funds might be able to obtain for them. Other investors that own a security issued by a mid- or small-capitalization company for whom there is limited liquidity might trade the security when the Funds are attempting to dispose of their holdings in that security. In that case, the Funds might receive a lower price for their holdings than otherwise might be obtained. Mid- and small-capitalization companies also may be unseasoned. These include companies that have been in operation for less than three years, including the operations of any predecessors.
Shareholder Concentration Risk. From time to time, a relatively large percentage (over 20%) of the Funds' shares may be held by related shareholders. A large redemption by one or more of such shareholders may: (1) reduce the Funds' liquidity, (2) increase the Funds' transactions and transaction costs, (3) result in substantial capital gains distributions for shareholders, and (4) increase the Funds' ongoing operating expenses, which could negatively impact the remaining shareholders of the Funds.
Stock Market Risk. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices, including the possibility of sharp declines. As an example, U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political, and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic, uncertainties regarding interest rates, rising inflation, trade tensions, and the threat of tariffs and/or retaliatory tariffs imposed by the U.S. and other countries. While COVID-19 is no longer a global pandemic as of 2023, the recovery from COVID-19 may last for a prolonged period of time. In addition, as a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war may continue to contribute to market volatility. Further, the Israel-Hamas war may lead to overall economic uncertainty and negative impacts on the global economy and major financial markets. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities, and the normal operations of securities exchanges and other markets. Continuing market volatility as a result of recent market conditions, U.S. political developments, or other events may have an adverse effect on the performance of the Funds.
An investment in the Funds is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
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Non-Principal Investment Strategies and Risks
Davis Fundamental ETF Trust may implement investment strategies that are not principal investment strategies if, in the Adviser’s professional judgment, the strategies are appropriate. A strategy includes any policy, practice, or technique used by the Funds to achieve their investment objectives. Whether a particular strategy, including a strategy to invest in a particular type of security, is a principal investment strategy depends on the strategy’s anticipated importance in achieving the Funds' investment objectives and how the strategy affects the Funds' potential risks and returns. In determining what is a principal investment strategy, the Adviser considers, among other things, the amount of the Funds' assets expected to be committed to the strategy, the amount of the Funds' assets expected to be placed at risk by the strategy, and the likelihood of the Funds losing some or all of those assets from implementing the strategy. Non-principal investment strategies are generally those investments that constitute less than 5% to 10% of the Funds' assets, depending upon their potential impact on the investment performance of the Funds.
While the Adviser expects to pursue the Funds' investment objectives by implementing the principal investment strategies described in this prospectus, the Adviser may employ non-principal investment strategies or securities if, in Davis Advisors’ professional judgment, the securities, trading, or investment strategies are appropriate. Factors that Davis Advisors considers in pursuing these other strategies include whether the strategy: (1) is likely to be consistent with shareholders’ reasonable expectations; (2) is likely to assist the Adviser in pursuing the Funds' investment objectives; (3) is consistent with the Funds' investment objectives; (4) will not cause the Funds to violate any of their fundamental or non-fundamental investment restrictions; and (5) will not materially change the Funds' risk profile from the risk profile that results from following the principal investment strategies as described in this prospectus and further explained in the SAI, as amended from time to time.
Repurchase Agreements. The Funds may enter into repurchase agreements. Repurchase agreements are transactions in which the Funds purchase government securities and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. Income from repurchase agreements may not be exempt from state and local taxation. Repurchase agreements often offer a higher yield than investments directly in government securities. The resale price reflects the purchase price plus an agreed-on incremental amount, which is unrelated to the coupon rate or maturity of the purchased security. The repurchase obligation of the seller is, in effect, secured by the underlying securities. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Funds could experience both delays in liquidating the underlying securities and losses, including (1) possible decline in the value of the collateral during the period, while the Funds seek to enforce their rights thereto; (2) possible loss of all or a part of the income during this period; and (3) expenses of enforcing its rights.
The Funds will enter into repurchase agreements only when the seller agrees that the value of the underlying securities, including accrued interest (if any), will at all times be equal to or exceed the value of the repurchase agreement. The Funds may enter into tri-party repurchase agreements in which a third-party custodian bank ensures the timely and accurate exchange of cash and collateral. The majority of these transactions run from day-to-day and delivery pursuant to the resale typically occurs within one to seven days of the purchase. The Funds normally will not enter into repurchase agreements maturing in more than seven days.
Short-Term Investments. The Funds may use short-term investments, such as treasury bills and repurchase agreements, to maintain flexibility while evaluating long-term opportunities.
Temporary Defensive Investments. The Funds may, but are not required to, use short-term investments for temporary defensive purposes. In the event that Davis Advisors’ Portfolio Managers anticipate a decline in the values of the companies in which the Funds invest (due to economic, political, or other factors), the Funds may reduce their risk by investing in short-term securities until market conditions improve. While the Funds are invested in short-term investments, they will not be pursuing their long-term growth of capital investment objective. Unlike equity securities, these investments will not appreciate in value when the market advances and will not contribute to long-term growth of capital.
For more details concerning current investments and market outlook, please see the Funds' most recent shareholder report.
Management and Organization
Davis Selected Advisers, L.P. (“Davis Advisors”) serves as the investment adviser for each of the Davis ETFs. Davis Advisors’ offices are located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85756. Davis Advisors provides investment advice for the Davis ETFs, manages their business affairs and provides day-to-day administrative services. Davis Advisors also serves as investment adviser for other mutual funds and institutional and individual clients. Pursuant to the Investment Advisory Agreement between Davis Advisors and the Trust, each Fund pays the Adviser a monthly fee at an annual rate of 0.55% (stated as a percentage of the average daily net assets of the Fund). For the fiscal year-ended October 31, 2025, Davis Advisors’ net management fee paid by the Funds for its services (based on average net assets) was: DUSA, 0.55%; DFNL, 0.55%; DWLD, 0.55%; and DINT, 0.54%. A discussion regarding the basis for the approval of the Funds’ investment advisory and service agreement by the Funds’ Board of Trustees is contained in the Funds’ most recent Form N-CSR annual financial statements.
Davis Selected Advisers–NY, Inc. serves as the sub-adviser for the Davis Fundamental ETF Trust. Davis Selected Advisers–NY, Inc.’s offices are located at 620 Fifth Avenue, 3rd Floor, New York, New York 10020. Davis Selected Advisers–NY, Inc.
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provides investment management and research services for the Davis Fundamental ETF Trust and other institutional clients, and is a wholly owned subsidiary of Davis Advisors. Davis Selected Advisers–NY, Inc.’s fee is paid by Davis Advisors, not Davis Fundamental ETF Trust.
Execution of Portfolio Transactions. Davis Advisors places orders with broker-dealers for the portfolio transactions of Davis Fundamental ETF Trust. Davis Advisors seeks to place portfolio transactions with brokers or dealers who will execute transactions as efficiently as possible and at the most favorable net price. In placing executions and paying brokerage commissions or dealer markups, Davis Advisors considers price, commission, timing, competent block trading coverage, capital strength and stability, research resources, and other factors. Subject to best price and execution, Davis Advisors may place orders for Davis ETFs' portfolio transactions with broker-dealers who have sold shares of the Funds. However, when Davis Advisors places orders for the Funds' portfolio transactions, it does not give any consideration to whether a broker-dealer has sold shares of the Funds. In placing orders for Davis ETFs' portfolio transactions, the Adviser does not commit to any specific amount of business with any particular broker-dealer.
Over the last three fiscal years, the Funds paid the following brokerage commissions:
Fiscal Year Ended October 31,	2025	2024	2023
DUSA
Brokerage commissions paid:	$87,122	$49,002	$87,380
Brokerage as a percentage of average net assets:	0.01%	0.01%	0.03%
DINT
Brokerage commissions paid:	$142,796	$63,226	$40,006
Brokerage as a percentage of average net assets:	0.06%	0.04%	0.03%
DWLD
Brokerage commissions paid:	$211,750	$102,930	$42,457
Brokerage as a percentage of average net assets:	0.05%	0.03%	0.02%
DFNL
Brokerage commissions paid:	$9,738	$1,240	$13,032
Brokerage as a percentage of average net assets:	0.01%	0.01%	0.01%
Portfolio Managers
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Christopher Davis has served as a Portfolio Manager of the DUSA and DFNL since January 2017 and also manages other equity funds advised by Davis Advisors. Mr. Davis has served as an Analyst and Portfolio Manager for Davis Advisors since 1989.
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Danton Goei has served as a Portfolio Manager of DUSA and DWLD since January 2017, of DINT since March 2018, and also manages other equity funds advised by Davis Advisors. Mr. Goei started with Davis Advisors as a Research Analyst in 1998.
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Pierce Crosbie has served as a Portfolio Manager of DFNL since December 2018 and also serves as a research analyst for other equity funds advised by Davis Advisors. Mr. Crosbie joined Davis Advisors in 2008.
Mr. Davis and Mr. Goei are jointly and primarily responsible for the day-to-day management of the Davis Select U.S. Equity ETF portfolio. Mr. Davis and Mr. Crosbie are jointly and primarily responsible for the day-to-day management of the Davis Select Financial ETF portfolio. Mr. Goei is primarily responsible for the day-to-day management of the Davis Select Worldwide ETF and the Davis Select International ETF portfolios. A limited portion of each Fund’s assets may be managed by Davis Advisors’ Research Analysts, subject to review by the Fund’s Portfolio Managers.
The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ investments in the Funds.
Certain Portfolio Managers may serve on the board(s) of public companies where they, from time to time, may have access to material, non-public information (“MNPI”). Davis Advisors has instituted policies and procedures to ensure that these Portfolio Managers will not be able to utilize MNPI for their own benefit or for any of the accounts they manage.
Administrator, Custodian, and Transfer Agent
State Street Bank and Trust Company (“State Street”) is the administrator, custodian, and transfer agent for each Fund.
Shareholder Information
Additional shareholder information, including how to buy and sell shares of the Funds, is available, free of charge, by calling toll-free: 1-800-279-0279 or visiting our website at www.davisetfs.com.
Procedures and Shareholder Rights Are Described by Current Prospectus and Other Disclosure Documents
Investors should look to the most recent prospectus and SAI, as amended or supplemented from time to time, for information concerning the Funds, including information on how to purchase and redeem Fund shares and how to contact the Funds. The most recent prospectus and SAI (including any supplements or amendments thereto) will be on file with the Securities and
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Exchange Commission as part of the Funds' registration statement. Please also see the back cover of this prospectus for information on other ways to obtain information about the Funds.
Buying and Selling Shares
The shares of each Fund have been approved for primary listing on Cboe Global Markets, Inc. Shares of each Fund are available for trading during the trading day. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies. The Funds do not impose any minimum investment for shares of a Fund purchased on an exchange or otherwise in the secondary market. The Funds’ shares trade under the trading symbols “DUSA” (Davis Select U.S. Equity ETF), “DINT” (Davis Select International ETF), “DWLD” (Davis Select Worldwide ETF) and “DFNL” (Davis Select Financial ETF).
If you buy or sell shares in the secondary market, you will incur customary brokerage commissions and other charges on your purchase and sale transactions. The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares.
In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price in the secondary market on each leg of a round trip (purchase and sale) transaction. The spread varies over time for shares of a Fund based on its trading volume and market liquidity. In times of severe market disruption or low trading volume in a Fund’s shares, this spread can increase significantly.
It is anticipated that shares will trade in the secondary market at prices that differ to varying degrees from the NAV of shares (see the section “How Your Shares are Valued” for more information). During periods of disruptions to creations and redemptions or the existence of extreme market volatility, the market prices of shares are more likely to differ significantly from the shares’ NAV. Generally, the spread is lower if a Fund has high trading volume and market liquidity, and higher if a Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size). A Fund’s spread may also be impacted by the liquidity of the underlying securities it holds, particularly for newly launched or smaller funds or in instances of significant volatility of the underlying securities.
The Depository Trust Company (“DTC”) serves as securities depository for each Fund’s shares. The shares may be held only in book-entry form; stock certificates will not be issued. DTC, or its nominee, is the record or registered owner of all outstanding shares. Beneficial ownership of shares will be shown on the records of DTC or its participants. Beneficial owners of shares are not considered the registered holder thereof and are subject to the same restrictions and procedures as any beneficial owner of stocks held in book-entry or “street name” form. DTC, or its nominee, is the record owner of all outstanding shares of the Funds and is recognized as the owner of all shares for all purposes. For more information on book-entry form, see the section in the Funds’ SAI that describes it in further detail.
The Exchange is open for trading Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Because non-U.S. exchanges may be open on days when the Exchange is not open, the value of the securities in a Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Funds’ shares.
Shares of a Fund may be acquired or redeemed directly from a Fund only in Creation Units or multiples thereof, as discussed in the “Creations and Redemptions” section of this prospectus. Only an AP (as defined in the “Creations and Redemptions” section below) may engage in creation or redemption transactions directly with a Fund. Once created, shares of a Fund generally trade in the secondary market in amounts less than a Creation Unit.
Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. Registered investment companies are permitted to invest in each Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in SEC rules or in an SEC exemptive order issued to the Trust. In order for a registered investment company to invest in shares of a Fund beyond the limitations of Section 12(d)(1) pursuant to the exemptive relief obtained by the Trust, the registered investment company must enter into an agreement with the Trust.
How Your Shares Are Valued
The NAV of a Fund’s shares is determined by taking the market value of the Fund’s total assets, subtracting the Fund’s liabilities and then dividing the result (net assets) by the number of the Fund’s shares outstanding. The NAV of each Fund is determined each business day as of the close of trading (ordinarily 4:00 p.m., Eastern time) on the New York Stock Exchange, generally, based on prices at the time of closing, provided that Fund assets or liabilities denominated in foreign currencies are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources. A business day is generally each day that the NYSE is open for trading. Expenses and fees, including the Management Fee, are accrued daily and taken into account for purposes of determining NAV.
The value of the securities and other assets and liabilities held by a Fund is determined pursuant to valuation policies and procedures. Each Fund’s assets and liabilities are valued on the basis of market quotations, when readily available.
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Valuation of Portfolio Securities
The Board of Trustees of the Davis Fundamental ETF Trust has delegated the determination of fair value of securities to Davis Selected Advisers, L.P. The Adviser has implemented policies and procedures that govern the pricing of securities for the Funds, as discussed below:
Each Fund values securities for which market quotations are readily available at current market value. Short-term securities are valued at amortized cost. Securities listed on the NYSE and Cboe Global Markets, Inc. (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the OTC market and listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded, prior to the time when the Fund’s assets are valued.
Securities, including illiquid or restricted securities, for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by a significant event occurring before a Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures. Fair valuation is based on subjective factors and, as a result, the fair value price of a security may differ from the security’s market price and may not be the price at which the security may be sold. Fair valuation could result in a different NAV than an NAV determined by using market quotations. The Board of Trustees reviews and discusses with management a summary of fair valued securities in quarterly board meetings.
In general, foreign securities are more likely to require a fair value determination than domestic securities because circumstances may arise between the close of the market on which the securities trade and the time when a Fund values its portfolio securities, which may affect the value of such securities. Securities denominated in foreign currencies and traded in foreign markets will have their values converted into U.S. dollar equivalents at the prevailing exchange rates as computed by State Street Bank and Trust Company. Fluctuation in the values of foreign currencies in relation to the U.S. dollar may affect the net asset value of a Fund’s shares even if there has not been any change in the foreign currency prices of that Fund’s investments.
Securities of smaller companies are also generally more likely to require a fair value determination because they may be thinly traded and less liquid than traditional securities of larger companies.
The Funds may occasionally be entitled to receive award proceeds from litigation relating to an investment security. The Funds generally do not recognize a gain on contingencies until such payment is certain, which in most cases is when a Fund receives payment.
To the extent that a Fund’s portfolio investments trade in markets on days when the Fund is not open for business, the Fund’s NAV may vary on those days. In addition, trading in certain portfolio investments may not occur on days the Fund is open for business because markets or exchanges other than the NYSE may be closed. If the exchange or market on which the Fund’s underlying investments are primarily traded closes early, the NAV may be calculated prior to its normal market calculation time. For example, the primary trading markets for a Fund may close early on the day before certain holidays and the day after Thanksgiving.
Fixed income securities may be valued at prices supplied by a Fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate, and maturity. Government bonds, corporate bonds, asset-backed bonds, convertible securities, and high-yield or junk bonds are normally valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institutional trading in similar groups of securities, developments related to special securities, dividend rate, maturity, and other market data. Prices for fixed income securities received from pricing services sometimes represent best estimates. In addition, if the prices provided by the pricing service and independent quoted prices are unreliable, the Adviser will arrive at its own fair valuation using its fair value procedures.
Premium and Discount Information
Davis ETF’s website, which is publicly accessible at no charge, contains, on a per share basis, the prior business day’s NAV and market closing price or bid/ask price of the shares, a calculation of the premium or discount of the market closing price or bid/ask price against such NAV, and other relevant information about premiums and discounts.
Portfolio Holdings
A description of the Funds’ policies and procedures with respect to the disclosure of their portfolio holdings is available in the SAI.
Each business day, before the commencement of trading in Fund shares on the Exchange, the Trust publicly disseminates each Fund’s full portfolio holdings as of the close of the previous day through its website at www.davisetfs.com.
In addition, the Funds file their complete schedule of investments with the SEC on Form N-CSR (as of the end of the second and fourth quarters) and on Form N-PORT Part F (as of the end of the first and third quarters). The Funds’ Forms N-CSR
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(Annual and Semi-Annual Reports) and N-PORT Part F are available, without charge, upon request, by calling 1-800-279-0279, on the Funds’ website at www.davisetfs.com, and on the SEC’s website at www.sec.gov.
How the Funds Pay Earnings
There are two ways you can receive payments from a Fund:
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Dividends. Dividends are distributions to shareholders of net investment income and short-term capital gains on investments.
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Capital Gains. Capital gains are profits received by a Fund from the sale of securities held for the long term, which are then distributed to shareholders.
No dividend reinvestment service is provided by the Funds. Broker-dealers may make available the DTC book-entry dividend reinvestment service for the use of beneficial owners of a Fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and exercised, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the same Fund purchased in the secondary market.
Dividends and Distributions
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Each Fund ordinarily distributes dividends and capital gains, if any, at least annually but a Fund may make distributions on a more frequent basis. Each Fund reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve its status as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income or realized gains.
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When a dividend or capital gain is distributed, the NAV per share is reduced by the amount of the payment.
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Dividend payments are made through DTC participants and indirect participants to beneficial owners, then of record, with proceeds received from a Fund. Your broker is responsible for distributing any dividends and capital gain distributions to you.
Federal Income Taxes
The following discussion is very general. Because each shareholder’s circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in a Fund. As with any investment, you should consider how your investment in shares of a Fund will be taxed.
You will generally have to pay federal income taxes, as well as any other state and local taxes, on any distributions that may be received from a Fund. If you sell Fund shares, it is generally considered a taxable event. The following table summarizes the tax status to you of certain transactions related to a Fund:
Transaction	Federal Tax Status
Sale of shares	Usually capital gain or loss; long term, only if shares owned more than one year
Distributions of net capital gain (excess of net long-term capital gain over net short-term capital loss)	Long-term capital gain
Ordinary dividends (including distributions of net short-term capital gain)	Ordinary income; certain dividends potentially taxable at long-term capital gain rates
Distributions of net long-term capital gains (net long-term capital gains in excess of net short-term capital losses), if any, are taxable to you as long-term capital gains, regardless of how long you have owned your shares. Certain dividends may be treated as “qualified dividend income,” which for non-corporate shareholders is taxed at reduced rates. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends received from foreign corporations may be treated as qualified dividend income, if the stock, with respect to which the dividends are paid, is readily tradable on an established U.S. securities market. A portion of the dividends received from a Fund (but none of its capital gain distributions) may qualify for the dividends-received deduction for corporate shareholders.
You may want to avoid buying shares when a Fund is about to declare a dividend or distribution because it will be taxable to you even though it may effectively be a return of a portion of your investment. Similarly, shareholders that are investing through a taxable account should consider the embedded gains or losses of a Fund. For example, a new shareholder could be subject to taxes on a distribution received from a Fund that was earned when not a shareholder. It is important to note that investors are only taxed on their own economic income over the life of the investment. The embedded gains or losses for each Fund are disclosed in the most recent annual and semi-annual report.
The Funds’ dividends and other distributions are generally treated as received by shareholders when they are paid. However, if any dividend or distribution is declared by a Fund in October, November or December of any calendar year and payable to
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shareholders of record on a specified date in such a month, but is actually paid during the following January, such dividend or distribution will be treated as received by each shareholder on December 31 of the year in which it was declared.
To the extent a Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the Fund received from sources in foreign countries. If more than 50% of the total assets of a Fund consists of foreign securities, such Fund will be eligible to elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax. A Fund (or its administrative agent) will notify you if it makes such an election and provide you with the information necessary to reflect foreign taxes paid on your income tax return.
Tax Status of Share Transactions. Each sale of Fund shares or redemption of Creation Units will generally be a taxable event. Any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than twelve months. Any capital gain or loss realized upon a sale of Fund shares held for twelve months or less is generally treated as short-term gain or loss. Any capital loss on the sale of Fund shares held for six months or less is treated as long-term capital loss to the extent distributions of net capital gain were paid (or treated as paid) with respect to such Fund shares. Any loss realized on a sale will be disallowed to the extent Fund shares of the applicable Fund are acquired, including through reinvestment of dividends, within a 61-day period beginning 30 days before and ending 30 days after the sale of Fund shares. For tax purposes, an exchange of Fund shares of one ETF for Fund shares of a different ETF is the same as a sale.
A person who exchanges securities for Creation Units, generally, will recognize gain or loss from the exchange. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange and the exchanger’s aggregate basis in the securities surrendered plus any cash paid for the Creation Units. A person who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities and the amount of cash received.
Non-U.S. Investors. If you are a nonresident alien individual or a foreign corporation, trust or estate, (1) a Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business; but (2) gains from the sale or other disposition of shares of a Fund, generally, are not subject to U.S. taxation, unless you are a nonresident alien individual who is physically present in the U.S. for 183 days or more per year. A Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Different tax consequences may result if you are a foreign shareholder engaged in a trade or business within the United States or if you are a foreign shareholder entitled to claim the benefits of a tax treaty.
The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in a Fund under all applicable tax laws.
Creations and Redemptions
Prior to trading in the secondary market, shares of a Fund are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units of 25,000 shares or multiples thereof. Each “creator” or AP has entered into an agreement with the Distributor, Foreside Fund Services, LLC.
A creation transaction, which is subject to acceptance by the Distributor, generally, takes place when an AP deposits into a Fund a designated portfolio of securities (including any portion of such securities for which cash may be substituted) and a specified amount of cash, approximating the holdings of that Fund, in exchange for a specified number of Creation Units. To the extent practicable, the composition of such portfolio generally corresponds pro rata to the holdings of a Fund. However, creation and redemption baskets may differ and the Trust reserves the right to permit or require the substitution of cash or other securities, also known as a custom order.
Similarly, shares can be redeemed only in Creation Units, generally, for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by a Fund and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable by a Fund.
The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the AP Agreement.
Only an AP may create or redeem Creation Units directly with a Fund.
In the event of a system failure or other interruption, including disruptions at market makers or APs, orders to purchase or redeem Creation Units either may not be executed according to a Fund’s instructions or may not be executed at all, or a Fund may not be able to place or change orders.
To the extent a Fund engages in in-kind transactions, it intends to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with redemption securities by, among other means, assuring that any securities accepted for deposit and any securities used to satisfy redemption requests will be sold in transactions that would be
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exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). Further, an AP that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act, will not be able to receive restricted securities eligible for resale under Rule 144A.
Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant that has executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Funds’ SAI.
Because new shares may be created and issued on an ongoing basis, a “distribution,” as such term is used in the 1933 Act, may be occurring at any point during the life of a Fund. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.
Broker-dealers should also note that dealers who are not “underwriters,” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.
Costs Associated with Creations and Redemptions
APs are charged standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The standard creation and redemption transaction fees are set forth in the table below. The standard creation transaction fee is charged to the AP on the day such AP creates a Creation Unit and is the same regardless of the number of Creation Units purchased by the AP on the applicable business day. Similarly, the standard redemption transaction fee is charged to the AP on the day such AP redeems a Creation Unit and is the same regardless of the number of Creation Units redeemed by the AP on the applicable business day. Creations and redemptions for cash (when cash creations and redemptions, in whole or in part, are available or specified) are also subject to an additional charge as a percentage of NAV (up to the maximum amounts shown in the table below). This charge is intended to compensate for brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to cash transactions. Investors who use the services of a broker or other financial intermediary to acquire or dispose of Fund shares may pay fees for such services. The following table shows, as of January 31, 2025, the approximate value of one Creation Unit, standard fees and maximum additional charges for creations and redemptions, as described above:
	Approximate Value of a Creation Unit	Creation Unit Size	Standard Creation and Redemption Fee:	Maximum Additional Charge for Creations	Maximum Additional Charge for Redemptions
DUSA	$1,310,322	25,000	$150	3.0%	3.0%
DINT	$731,682	25,000	$300	3.0%	3.0%
DWLD	$1,168,231	25,000	$300	3.0%	3.0%
DFNL	$1,197,390	25,000	$300	3.0%	3.0%
Fees Paid to Dealers and Other Financial Intermediaries
Davis Advisors and its affiliates may make payments to broker-dealers, banks, registered investment advisers or other intermediaries (“Qualifying Dealers”) related to marketing and educational activities (e.g., presentations, training programs, conferences or their making shares of the Funds available to their customers, including in certain investment programs). These fees are paid by Davis Advisors or affiliates from their own resources. Payments of this type are sometimes referred to as revenue-sharing payments. A financial intermediary may make decisions about which investment options it recommends or makes available and the level of services provided to its customers based on the payments it is eligible to receive. Therefore, such payments to an intermediary create conflicts of interest between the intermediary and its customers and may cause the intermediary to recommend a Fund over another investment. More information regarding these payments can be found in the Funds’ SAI. Investors should consult their financial intermediaries regarding the details of payments they may receive in connection with the sale of Fund shares.
In 2025, the Adviser was charged additional fees by the Qualifying dealer(s) listed below. The Adviser paid these fees from its own resources. These Qualifying Dealers may provide Davis ETFs enhanced sales and marketing support, and financial advisers employed by the Qualifying Dealers may recommend Davis ETFs rather than other funds. Qualifying Dealers may be added or deleted at any time.
Morgan Stanley Smith Barney LLC; Pershing LLC; and Wells Fargo Advisors LLC.
In addition, the Adviser may, from time-to-time, pay additional cash compensation or other promotional incentives to authorized dealers or agents who sell shares of Davis ETFs. In some instances, such cash compensation or other incentives may be offered only to certain dealers or agents who employ registered representatives who have sold or may sell significant amounts of shares of Davis ETFs during specified periods of time.
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Although Davis ETFs may use brokers who sell shares of the Funds to execute portfolio transactions, the Funds do not consider the sale of Fund shares as a factor when selecting brokers to execute portfolio transactions.
Due Diligence Meetings. The Adviser routinely sponsors due diligence meetings for registered representatives, during which they receive updates on various Davis ETFs and are afforded the opportunity to speak with the Funds’ Portfolio Managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in Davis ETFs, however, are more likely to be considered. To the extent permitted by their firm’s policies and procedures, registered representatives’ expenses in attending these meetings may be covered by the Adviser.
Seminars and Educational Meetings. The Adviser may defray certain expenses of Qualifying Dealers incurred in connection with seminars and other educational efforts subject to the Adviser’s policies and procedures governing payments for such seminars. The Adviser may share expenses with Qualifying Dealers for costs incurred in conducting training and educational meetings about various aspects of the Funds for the employees of Qualifying Dealers. In addition, the Adviser may share expenses with Qualifying Dealers for costs incurred in hosting client seminars at which the Fund is discussed.
Other Compensation. The Adviser and affiliates may, from its own resources and not from a Fund’s, pay additional fees to the extent not prohibited by state or federal laws, the Securities and Exchange Commission (“SEC”), or any self-regulatory agency, such as the Financial Industry Regulatory Authority (FINRA).
Frequent Purchases and Redemptions of Fund Shares
The Board has evaluated the risks of frequent purchases and redemptions of Fund shares (“market timing”) by a Fund’s shareholders. The Board has adopted a policy of not monitoring for market timing that appears to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of a Fund’s portfolio securities after the close of the primary markets for a Fund’s portfolio securities and the reflection of that change in its NAV, because it sells and redeems its shares directly through transactions that are in-kind and/or for cash.
The Board noted that shares can only be purchased and redeemed directly from a Fund in Creation Units by APs and that the vast majority of trading in shares occurs on the secondary market. Because secondary market trades do not involve a Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in a Fund’s trading costs and the realization of capital gains. With respect to trades directly with a Fund, to the extent affected in-kind, those trades do not cause any of the harmful effects (as previously noted) that may result from frequent cash trades. To the extent that a Fund allows or requires trades to be effected in whole or in part in cash, the Board noted that those trades could result in dilution to a Fund and increased transaction costs, which could negatively impact its ability to achieve its investment objective. However, the Board noted that direct trading by APs is critical to ensuring that shares trade at or close to NAV. Each Fund also employs fair valuation pricing to minimize potential dilution from market timing. Each Fund imposes transaction fees on in-kind purchases and redemptions of shares to cover the custodial and other costs incurred by a Fund in affecting in-kind trades; these fees increase if an investor substitutes cash, in part or in whole, for securities, reflecting the fact that a Fund’s trading costs increase in those circumstances. Given this structure, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of shares. The Board has not adopted a policy of monitoring for other frequent trading activity because shares of a Fund are listed for trading on a national securities exchange.
Financial Highlights
The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years ended October 31, 2025. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information has been derived from information audited by KPMG LLP, whose report, along with the Funds' financial statements, are included in the Annual Financial Statements and Other Information, which is available upon request.
Prospectus | Davis Fundamental ETF Trust | 31

DAVIS FUNDAMENTAL ETF TRUST
The following financial information represents selected data for each share of capital stock outstanding throughout each period:
		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income[a]	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Select U.S. Equity ETF:
Year ended October 31, 2025	$41.54	$0.49	$6.30	$6.79
Year ended October 31, 2024	$31.12	$0.33	$11.28	$11.61
Year ended October 31, 2023	$26.46	$0.39	$4.60	$4.99
Year ended October 31, 2022	$35.03	$0.31	$(8.50)	$(8.19)
Year ended October 31, 2021	$25.29	$0.17	$9.72	$9.89
Davis Select Financial ETF:
Year ended October 31, 2025	$37.62	$0.82	$7.01	$7.83
Year ended October 31, 2024	$26.12	$0.70	$11.51	$12.21
Year ended October 31, 2023	$27.29	$0.61	$(0.87)	$(0.26)
Year ended October 31, 2022	$32.03	$0.51	$(4.56)	$(4.05)
Year ended October 31, 2021	$19.31	$0.39	$12.68	$13.07
Davis Select Worldwide ETF:
Year ended October 31, 2025	$37.81	$0.48	$7.45	$7.93
Year ended October 31, 2024	$26.67	$0.50	$11.00	$11.50
Year ended October 31, 2023	$22.03	$0.36	$4.47	$4.83
Year ended October 31, 2022	$31.04	$0.28	$(8.99)	$(8.71)
Year ended October 31, 2021	$26.32	$0.17	$4.63	$4.80
Davis Select International ETF:
Year ended October 31, 2025	$23.85	$0.48	$4.60	$5.08
Year ended October 31, 2024	$16.92	$0.48	$6.77	$7.25
Year ended October 31, 2023	$14.44	$0.32	$2.23	$2.55
Year ended October 31, 2022	$20.53	$0.26	$(5.93)	$(5.67)
Year ended October 31, 2021	$20.62	$0.24	$(0.27)	$(0.03)
a
Per share calculations were based on average shares outstanding for the period.
b
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and sale at the market price calculated on the last business day of the fiscal period. Market price is determined by trading that occurs on the Cboe Global Markets, Inc., and may be greater or less than net asset value, depending on the 4:00 P.M. EST official closing price of the Fund. Until December 2020, market price was determined using the midpoint of the bid-ask prices.
Prospectus | Davis Fundamental ETF Trust | 32

Financial Highlights - (Continued)
Dividends and Distributions								Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return Net Asset Value[b]	Market Price, End of Period	Total Return Market Price[b]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[c]	Net Investment Income Ratio	Portfolio Turnover[d]

$(0.32)	$(0.04)	$(0.36)	$47.97	16.45%	$48.09	16.44%	$859,856	0.59%	0.59%	1.10%	8%
$(0.38)	$(0.81)	$(1.19)	$41.54	37.99%	$41.65	38.40%	$542,126	0.59%	0.59%	0.86%	9%
$(0.32)	$(0.01)	$(0.33)	$31.12	19.06%	$31.11	18.88%	$350,120	0.61%	0.61%	1.28%	18%
$(0.18)	$(0.20)	$(0.38)	$26.46	(23.61)%	$26.49	(23.54)%	$318,857	0.61%	0.61%	0.99%	12%
$(0.15)	$–	$(0.15)	$35.03	39.19%	$35.03	39.41%	$395,803	0.61%	0.61%	0.51%	24%

$(0.69)	$(0.14)	$(0.83)	$44.62	21.22%	$44.68	20.88%	$303,448	0.61%	0.61%	1.98%	1%
$(0.62)	$(0.09)	$(0.71)	$37.62	47.35%	$37.76	48.33%	$223,820	0.63%	0.63%	2.12%	1%
$(0.59)	$(0.32)	$(0.91)	$26.12	(1.02)%	$26.05	(1.39)%	$154,129	0.64%	0.64%	2.23%	7%
$(0.40)	$(0.29)	$(0.69)	$27.29	(12.89)%	$27.32	(12.91)%	$173,281	0.63%	0.63%	1.77%	7%
$(0.35)	$–	$(0.35)	$32.03	68.35%	$32.07	68.71%	$229,013	0.62%	0.62%	1.40%	10%

$(0.53)	$–	$(0.53)	$45.21	21.31%	$45.31	21.34%	$482,654	0.62%	0.62%	1.19%	19%
$(0.36)	$–	$(0.36)	$37.81	43.54%	$37.88	43.89%	$342,187	0.63%	0.63%	1.55%	34%
$(0.19)	$–	$(0.19)	$26.67	21.94%	$26.65	21.72%	$241,332	0.63%	0.63%	1.34%	15%
$(0.30)	$–	$(0.30)	$22.03	(28.27)%	$22.06	(28.03)%	$207,118	0.63%	0.63%	1.06%	17%
$(0.08)	$–	$(0.08)	$31.04	18.22%	$30.97	18.00%	$384,858	0.62%	0.62%	0.53%	32%

$(0.51)	$–	$(0.51)	$28.42	21.89%	$28.43	21.81%	$261,433	0.66%	0.65%	1.95%	18%
$(0.32)	$–	$(0.32)	$23.85	43.44%	$23.88	43.13%	$205,131	0.66%	0.62%	2.42%	26%
$(0.07)	$–	$(0.07)	$16.92	17.60%	$16.98	18.11%	$144,696	0.66%	0.66%	1.75%	13%
$(0.42)	$–	$(0.42)	$14.44	(28.12)%	$14.43	(28.00)%	$116,999	0.66%	0.66%	1.45%	14%
$(0.06)	$–	$(0.06)	$20.53	(0.16)%	$20.48	(0.41)%	$258,709	0.64%	0.64%	1.05%	11%
c
The ratios in this column reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser.
d
The lesser of purchases or sales of portfolio securities for a period, divided by the average of the fair value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less or securities received or delivered from in-kind purchases or redemptions are excluded from the calculation.
Prospectus | Davis Fundamental ETF Trust | 33

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Investment Company Act File No. 811-23181

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
1-800-279-0279
www.davisetfs.com
Obtaining Additional Information
Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders and in Form N-CSR. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. The SAI provides more detailed information about the Funds and their management and operations. In Form N-CSR, you will find the Funds' annual and semi-annual financial statements.
The Funds' SAI and annual report have been filed with the Securities and Exchange Commission, are incorporated into this prospectus by reference, and are legally a part of this prospectus.
The Funds' SAI, annual and semi-annual reports to shareholders, and other information such as Fund financial statements are available, without charge, upon request:
By Telephone: Call the Funds toll-free at 1-800-279-0279, Monday through Friday, from 9 a.m. to 6 p.m. Eastern time. You may also call this number for account inquiries.
By Mail: Write to Davis Fundamental ETF Trust, c/o Davis Selected Advisers, L.P., 2949 E. Elvira Rd., Ste. 101, Tucson,  AZ  85756
On the Internet: davisetfs.com/literature/regulatory-documents
By email: dvsinvestor.services@dsaco.com
From the SEC: Reports and other information about the Funds are also available on the EDGAR database on the SEC website (www.sec.gov). Additional copies of the registration statement can be obtained, for a duplicating fee, by sending an electronic request to publicinfo@sec.gov.

Form of Proxy Card
[Davis Funds Logo]
2949 E. Elvira Road, Suite 101	Vote this proxy card TODAY!
Tucson, AZ 85756	Your prompt response will save the expense of additional mailings.
This proxy when properly executed will be voted in the manner directed herein by the undersigned shareholder or, if no direction is indicated, “For” Proposal 1.
[Shareholder’s name and address prints here]	Vote by Email, Telephone, or Mail!
Email: [Lisa Cohen’s email address]
Telephone: [Lisa Cohen’s telephone number]
Mail: Return the signed proxy card in the enclosed envelope to Attn: Lisa Cohen 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756
[CORPORATION NAME: Prints here]
[FUND NAME: Prints here]
TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
KEEP THIS PORTION FOR YOUR RECORDS
DETACH AND RETURN THIS PORTION ONLY
Please refer to the Proxy Statement discussion of these matters.
IF THE PROXY IS SIGNED, SUBMITTED, AND NO SPECIFICATION IS MADE, THE PROXY SHALL BE VOTED FOR THE PROPOSAL(S)
As to any other matter, said attorneys shall vote in accordance with their best judgment
1. To approve an Agreement and Plan of Reorganization providing for the reorganization of Davis Research Fund into Davis Select U.S. Equity ETF.	FOR	AGAINST	ABSTAIN
	□	□	□
PLEASE SIGN, DATE, AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE IF YOU ARE NOT VOTING BY TELEPHONE OR EMAIL.
Note: Please sign exactly as your name(s) appear on this card. Joint owners should each sign individually. Corporate proxies should be signed in full corporate name by an authorized officer. Fiduciaries should give full titles.

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting
The Letter to Shareholders, Notice of Meeting, and Proxy Statement are available at davisfunds.com/proxy.
PROXY SOLICITED BY THE DIRECTORS
The undersigned hereby acknowledges receipt of the Notice of Special Meeting of Shareholders and the accompanying Proxy Statement/Prospectus. The undersigned, revoking all previous proxies, hereby appoints Lisa Cohen and Richard Cutshall and each of them, his/her true and lawful agents and proxies with full power of substitution to represent and vote on behalf of the undersigned at the Special Meeting of Shareholders of Davis Research Fund to be held virtually on November 10, 2026, and any adjournments or postponements thereof on all matters coming before the meeting.
CONTINUED AND TO BE SIGNED ON REVERSE SIDE

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Davis Research Fund
(Series of Davis New York Venture Fund, Inc.)
Davis Select U.S. Equity ETF
(Series of Davis Fundamental ETF Trust)
FORM N-14
STATEMENT OF ADDITIONAL INFORMATION
October 9, 2026
This Statement of Additional Information (“SAI”) relates to the proposed acquisition of Davis Research Fund (“Acquired Fund”), a series of Davis New York Venture Fund, Inc., by Davis Select U.S. Equity ETF (“Acquiring Fund”), a series of Davis Fundamental ETF Trust This SAI contains information that may be of interest to shareholders, but which is not included in the Proxy Statement which relates to the Reorganization. As described in the Proxy Statement, the Acquiring Fund will acquire all of the assets of Acquired Fund and assume all of Acquired Fund’s liabilities, in exchange solely for corresponding shares of beneficial interest in Acquiring Fund.
This SAI is not a prospectus and should be read in conjunction with the Proxy Statement. The Proxy Statement has been filed with the Securities and Exchange Commission and may be obtained, without charge, from Davis Distributors, LLC, 2949 E. Elvira Rd, Suite 101.
This SAI consists of this cover page and the following described documents, each of which is incorporated herein by reference:
(1)
The Prospectus for Davis Select U.S. Equity ETF dated March 1, 2026;
(2)
The Prospectus for Davis Research Fund dated December 1, 2025;
(3)
The Statement of Additional Information for Davis Select U.S. Equity ETF dated March 1, 2026;
(4)
The Statement of Additional Information for Davis Research Fund dated December 1, 2025;
(5)
The Annual Report (Tailored Shareholder Report and Annual Financial Statements and Other Information) for Davis Select U.S. Equity ETF for the fiscal year ended October 31, 2025;
(6)
The Semi-Annual Report (Tailored Shareholder Report and Semi-Annual Financial Statements and Other Information) for Davis Select U.S. Equity ETF for the period ended April 30, 2026;
(7)
The Annual Report (Tailored Shareholder Report and Annual Financial Statements and Other Information) for Davis Research Fund for the fiscal year ended July 31, 2026; and
(8)
The Semi- Annual Report (Tailored Shareholder Report and Semi-Annual Financial Statements and other Information) for Davis Research Fund for the period ended January 31, 2026.
SUPPLEMENTAL FINANCIAL INFORMATION (UNAUDITED)
A table showing the fees of the Acquired Fund and the Acquiring Fund, and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to the proposed Reorganization, is included in the “Annual Fund and Class Operating Expenses” section of the Proxy Statement/Prospectus.
The Reorganization will not result in a material change to the Acquired Fund’s investment portfolio due to the investment restrictions of the Acquiring Fund. As a result, a schedule of investments of the Acquired Fund modified to show the effects of the change is not required and is not included. Notwithstanding the foregoing, changes may be made to the Acquired Fund’s portfolio in advance of the Reorganization and/or the Acquiring Fund’s portfolio following the Reorganization.
There are no material differences between the accounting and valuation policies of the Acquired Fund and those of the Acquiring Fund.
Other Information
PART C
Item 15. Indemnification
Pursuant to Delaware Code Ann. Title 12 § 3817, a Delaware statutory trust may provide in its governing instrument for the indemnification of its officers and Trustees from and against any and all claims and demands whatsoever.

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Section 8.4 of Article 8 of the Registrant’s Declaration of Trust provides:
The Trust shall indemnify to the fullest extent permitted by law each of its Trustees, former Trustees, Trustees emeritus, Advisory Board Members and officers and persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor, or otherwise, and may indemnify any trustee, director or officer of a predecessor organization (each an “Indemnified Person”), and may indemnify its employees and agents, against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and expenses including reasonable accountants’ and counsel fees) reasonably incurred in connection with the defense or disposition of any action, suit or other proceeding of any kind and nature whatsoever, whether brought in the right of the Trust or otherwise, and whether of a civil, criminal or administrative nature, before any court or administrative or legislative body, including any appeal therefrom, in which he or she may be involved as a party, potential party, non-party witness or otherwise or with which he or she may be threatened, while as an Indemnified Person or thereafter, by reason of being or having been such an Indemnified Person, except that no Indemnified Person shall be indemnified against any liability to the Trust or its Shareholders to which such Indemnified Person would otherwise be subject by reason of bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties involved in the conduct of such Indemnified Person’s office (such willful misfeasance, bad faith, gross negligence or reckless disregard being referred to herein as “Disabling Conduct”). Expenses, including accountants’ and counsel fees so incurred by any such Indemnified Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be promptly paid from time to time, and the expenses of the Trust’s employees or agents may be paid from time to time, by the Trust or a Series in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Indemnified Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article 8 and either (i) such Indemnified Person provides security for such undertaking, (ii) the Trust is insured against losses arising by reason of such payment, or (iii) a majority of a quorum of disinterested, non-party Trustees, or independent legal counsel in a written opinion, determines, based on a review of readily available facts, that there is reason to believe that such Indemnified Person ultimately will be found entitled to indemnification.
Item 16. Exhibits
(1)	Declaration of Trust. Incorporated by reference to Exhibit 28(a) of Part C of Davis Fundamental ETF Trust’s registration statement filed on EDGAR;
(2)	By-Laws. Incorporated by reference to Exhibit 28(b) of Part C of Davis Fundamental ETF Trust’s registration statement filed on EDGAR;
(3)	Trust Agreements. N/A;
(4)	Agreement and Plan of Reorganization. Filed herewith as Exhibit 1 to the Proxy Statement/Prospectus;
(5)	Instruments defining the rights of shareholders. Incorporated herein by reference from the Registrant’s Declaration of Trust, By-Laws, and registration statement on Form N-1A filed on Edgar;
(6)	Investment Advisory Agreements. Incorporated by reference to Exhibit 28(d) of Part C of Davis Fundamental ETF Trust’s registration statement filed on EDGAR;
(7)	Underwriting Agreements. Incorporated by reference to Exhibit 28(e) of Part C of Davis Fundamental ETF Trust’s registration statement filed on EDGAR;
(8)	Bonus, profit sharing, pension or other similar contracts. N/A;
(9)	Custodial Agreements. Incorporated by reference to Exhibit 28(g) of Part C of Davis Fundamental ETF Trust’s registration statement filed on EDGAR;
(10)a	Rule 12b-1 Plan. N/A;
(10)b	Rule 18f-3 Plan. N/A;
(11)*	Opinion and consent of counsel;
(12)	Tax opinion. Form of tax opinion;
(13)	Material contracts not made in the ordinary course of business. N/A;
(14)*	Consent of Independent Accountants;
(15)	Financial Statements Omitted. N/A;
(16)*	Powers of Attorney. Dated August 30, 2026;

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(17)	Code of Ethics. Incorporated by reference to Exhibit 28(p) of Part C of Davis Fundamental ETF Trust’s registration statement filed on EDGAR.
*filed herein
Item 17. Undertakings
(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933 [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be the initial bona fide offering of them.
DAVIS FUNDAMENTAL ETF TRUST
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Tucson and State of Arizona on the 30th day of September, 2026.
DAVIS FUNDAMENTAL ETF TRUST
*By: /s/ Lisa Cohen
Lisa Cohen
Attorney-in-Fact
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.
Signature	Title	Date

/s/ Kenneth Eich* Kenneth Eich	Principal Executive Officer	September 30, 2026

/s/ Douglas Haines* Douglas Haines	Principal Financial Officer; and Principal Accounting Officer	September 30, 2026

*By: /s/ Lisa Cohen
Lisa Cohen
Attorney-in-Fact
* Lisa Cohen signs this document on behalf of the Registrant and each of the foregoing officers pursuant to the power of attorney filed as Exhibit 28(q).
*By: /s/ Lisa Cohen
Lisa Cohen
Attorney-in-Fact
DAVIS FUNDAMENTAL ETF TRUST
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on September 30, 2026, by the following persons in the capacities indicated.
Signature	Title

/s/ Kenneth Eich* Kenneth Eich	Trustee

/s/ Thomas Tays* Thomas Tays	Trustee

/s/ Ralph Egizi* Ralph Egizi	Trustee

/s/ Lawrence Harris* Lawrence Harris	Trustee

* Lisa Cohen signs this document on behalf of each of the foregoing persons pursuant to the power of attorney filed as Exhibit 28(q).
*By: /s/ Lisa Cohen
Lisa Cohen
Attorney-in-Fact

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